[front cover]

NOVEMBER 30, 1999

AMERICAN CENTURY(reg.sm)
SEMIANNUAL REPORT

[graphic of runners]

Arizona Intermediate-Term Municipal

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                                                                        American
                                                                         Century

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Investing with American Century Brokerage
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[left margin]

ARIZONA INTERMEDIATE-TERM MUNICIPAL
(BEAMX)
---------------------------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY
FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

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Our Message to You
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[photo of James E. Stowers III, seated, with James E. Stowers, Jr.]
James E. Stowers III, seated, with James E. Stowers, Jr.

     The past year demonstrated why investors should focus on long-term investment strategies and maintain diversified portfolios. The consensus expectation going into 1999 was that U.S. economic growth would slow,  bonds would perform well, and stocks would cool off. Instead, the reverse happened--the economy accelerated, stocks posted excellent returns, and bonds suffered their worst year  since 1994.

     Increasing inflation anxiety and rising interest rates set the tone for the
U.S. bond market and helped determine the six-month performance of the American
Century Arizona Intermediate-Term Municipal fund. But equally important, from a longer-term perspective, the fund maintained low expenses and a competitive yield, key factors that remain consistent no matter how bond market conditions may change.

     Turning to corporate matters, we are constantly looking for ways to lower the costs of trading securities and generate better returns for shareholders. To that end, we have made strategic investments in several companies that allow buyers and sellers of securities to connect directly, efficiently, and anonymously. Savings in this area directly affect the performance of your funds.

     We're also pleased to announce that American Century has been named by
Fortune magazine as one of its "100 Best Companies to Work For." In addition, American Century's investor account statement is the first fund company statement to win the Communications Seal from DALBAR, Inc., an independent financial services research firm.

     We do not take this recognition lightly -- acknowledgements like these enable us to attract and retain talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and one that is essential in our effort to provide you with excellent investment management and service.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder               Vice Chairman of the Board and
                                                       Chief Executive Officer

[right margin]

   Report Highlights ......................................................    2
   Market Perspective .....................................................    3
ARIZONA INTERMEDIATE-TERM MUNICIPAL

   Portfolio Composition
      by Credit Rating ....................................................    6
   Schedule of Investments ................................................    7
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    9
   Statement of Operations ................................................   10
   Statements of Changes
      in Net Assets .......................................................   11
   Notes to Financial
      Statements ..........................................................   12
   Financial Highlights ...................................................   14
OTHER INFORMATION
   Background Information
      Investment Philosophy
         and Policies .....................................................   15
      Comparative Indices .................................................   15
      Lipper Rankings .....................................................   15
      Credit Rating
         Guidelines .......................................................   15
      Investment Team
         Leaders ..........................................................   15
   Glossary ...............................................................   16

                                                www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   Rising interest rates and weak demand eroded municipal bond prices and returns during the six months ended November 30, 1999.

*   The U.S. economy grew at a 5.7% annual rate in the third quarter of 1999, and the U.S. unemployment rate hit a 29-year low.

*   In response, the Federal Reserve (the U.S. central bank) raised short-term interest rates three times, pushing municipal bond yields toward two-year highs.

*   The strong U.S. economy helped boost the tax collections and revenues of municipal issuers around the country, improving the overall credit quality of the municipal market.

MANAGEMENT Q&A

*   Arizona Intermediate-Term Municipal continued to perform very well compared with its Lipper peers, though returns were limited due to the difficult investment environment.

*   The fund's one- and three-year returns through November 30, 1999, ranked in the top 10% of the Lipper group. (See page 4 for fund performance comparisons.)

*   Careful yield curve analysis, diligent credit research, and effective duration management played an important role in performance.

*   During the majority of the six months, the fund was essentially
    "barbelled," or more heavily invested in two- to four-year and
    10-to 12-year securities than in maturities in the middle.

*   We kept the portfolio's sensitivity to interest rate changes fairly neutral compared with the fund's Lipper peers, adding or subtracting a little  as conditions warranted.

[left margin]

                  ARIZONA INTERMEDIATE-TERM
                    MUNICIPAL (BEAMX)
       TOTAL RETURNS:               AS OF 11/30/99
          6 Months                          -0.87%*
          1 Year                            -0.09%
       30-DAY SEC YIELD:                     4.51%
       INCEPTION DATE:                     4/11/94
       NET ASSETS:                   $39.5 million

* Not annualized.

See Total Returns on page 4.

Investment terms are defined in the Glossary on pages 16-17.

2      1-800-345-2021

Market Perspective from Randall W. Merk
--------------------------------------------------------------------------------
[photo of Randall W. Merk]
Randall W. Merk, chief investment officer of fixed income at American Century

MUNICIPAL BOND PERFORMANCE

     Rising interest rates and weak demand eroded municipal bond prices and returns during the six months ended November 30, 1999 (see the accompanying return table).

     Relatively high demand from individual investors helped intermediate-term municipal securities maintain their value better than longer-term municipals, which suffered from heavy selling by institutional investors.

ECONOMIC GROWTH FANS  INFLATION FEARS

     Continued strong U.S. economic growth fanned inflation fears and triggered higher interest rates. The U.S. economy grew at a 5.7% annual rate in the third quarter of 1999, and the U.S. unemployment rate hit a 29-year low. In response, the Federal Reserve (the U.S. central bank) raised short-term interest rates three times, pushing municipal bond yields toward two-year highs. These higher yields were the silver lining to a gloomy bond environment in 1999. For an investor in the top federal tax bracket (39.6%), a 30-year AAA municipal bond that yielded 5.73% on November 30 (up from 5.08% on May 31) offered a tax-equivalent yield of 9.49%. That compared very favorably with the 6.29% yield of the 30-year U.S. Treasury bond at the end of November.

THE CORPORATE CONNECTION

     Surprisingly, the fate of municipal bonds was tied closely to the performance of corporate bonds. Corporate securities became extremely cheap during the fall months as companies hurried to issue debt in advance of potential Y2K problems and higher interest rates. Corporate securities offered such attractive yields in the third quarter that institutional investors, such as insurance companies, sold their municipal holdings and bought corporates instead. Corporate bonds have subsequently rebounded in price (and their yields have fallen) as issuance diminished. As a result, municipals look comparatively more attractive again.

     Municipal bonds are particularly attractive relative to U.S. Treasury bonds. While municipal yields have historically been about 85% of comparable
U.S. Treasury yields, that ratio climbed to over 90% in November, a good municipal value indicator.

SECTOR HIGHLIGHTS

     The strong U.S. economy helped boost the tax collections and revenues of municipal issuers around the country, improving the overall credit quality of the municipal market. General obligation bonds were particularly strong.
Hospital bonds, on  the other hand, were disappointing. They suffered from a combination of heightened industry competition, reduced federal payments, and the refusal of municipal bond insurers  to insure lower-quality tiers of the hospital sector.

[right margin]

"RISING INTEREST RATES AND WEAK DEMAND ERODED MUNICIPAL  BOND PRICES AND
RETURNS DURING THE  SIX MONTHS ENDED NOVEMBER 30, 1999."

MUNICIPAL BOND INDEX RETURNS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
MERRILL LYNCH 0- TO 3-YEAR
   MUNICIPAL INDEX               -1.14%
LEHMAN BROS. 5-YEAR
   MUNICIPAL GO INDEX             0.06%
LEHMAN BROS. LONG-TERM
   MUNICIPAL BOND INDEX          -5.33%

Source: Lipper Inc. and Russell/Mellon Analytical Services

[line graph - data below]

RISING MUNICIPAL YIELD CURVE
             5/31/99         11/30/99
YEARS TO
MATURITY
1            3.29%            3.89%
2            3.52%            4.12%
3            3.71%            4.30%
4            3.88%            4.44%
5            4.00%            4.55%
6            4.10%            4.64%
7            4.19%            4.72%
8            4.28%            4.80%
9            4.37%            4.88%
10           4.45%            4.96%
11           4.53%            5.06%
12           4.61%            5.14%
13           4.67%            5.22%
14           4.75%            5.30%
15           4.84%            5.38%
16           4.88%            5.44%
17           4.92%            5.50%
18           4.96%            5.56%
19           4.99%            5.62%
20           5.02%            5.68%
21           5.03%            5.68%
22           5.04%            5.69%
23           5.05%            5.69%
24           5.05%            5.70%
25           5.06%            5.71%
26           5.06%            5.71%
27           5.06%            5.71%
28           5.07%            5.72%
29           5.07%            5.72%
30           5.08%            5.73%

Source: Bloomberg Financial Markets

                                                www.americancentury.com      3

Arizona Intermediate-Term Municipal--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

                ARIZONA                                 OTHER STATES
              INTERMEDIATE-   LEHMAN 5-YEAR      INTERM. MUNI. DEBT FUNDS(2)
             TERM MUNICIPAL      GO INDEX      AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)     -0.87%            0.06%           -1.64%             --
1 YEAR          -0.09%            1.49%           -1.28%         6 OUT OF 76
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS(3)       3.88%            4.37%            3.36%         5 OUT OF 62
5 YEARS(3)       5.99%            6.05%            5.65%        14 OUT OF 52
LIFE OF FUND(3)  5.44%           5.39%(4)         4.71%(4)      1 OUT OF 43(4)

The fund's inception date was 4/11/94.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Returns and rankings would have been lower if management fees had not been waived.

(4)  Since 4/30/94, the date nearest the fund's inception for which return data are available.

See pages 15-16 for more information about returns, the comparative index, and
Lipper fund rankings.

[mountain graph - data below]

GROWTH OF $10,000 OVER LIFE OF FUND
Value on 11/30/1999
Lehman 5-Year GO Index                  $13,355
Arizona Intermediate-Term Municipal     $13,340

                     Arizona
                 Intermediate-Term   Lehman 5-Year
                    Municipal          GO Index
DATE                  VALUE              VALUE
4/30/1994            $10,000            $10,000
6/30/1994            $10,064             $9,996
9/30/1994            $10,202            $10,077
12/31/1994           $10,098            $10,044
3/31/1995            $10,562            $10,450
6/30/1995            $10,855            $10,717
9/30/1995            $11,131            $11,010
12/31/1995           $11,431            $11,211
3/31/1996            $11,371            $11,246
6/30/1996            $11,433            $11,295
9/30/1996            $11,619            $11,479
12/31/1996           $11,859            $11,730
3/31/1997            $11,816            $11,711
6/30/1997            $12,130            $12,002
9/30/1997            $12,414            $12,264
12/31/1997           $12,676            $12,490
3/31/1998            $12,764            $12,636
6/30/1998            $12,914            $12,764
9/30/1998            $13,325            $13,115
12/31/1998           $13,424            $13,218
3/31/1999            $13,504            $13,354
6/30/1999            $13,284            $13,199
9/30/1999            $13,307            $13,316
11/30/1999           $13,340            $13,355

$10,000 investment made 4/30/94(4)

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The
Lehman 5-Year GO Index is provided for comparison in each graph. Arizona
Intermediate-Term Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDING NOVEMBER 30)

                     Arizona
                Intermediate-Term    Lehman 5-Year
                    Municipal          GO Index
DATE                 RETURN             RETURN
11/30/1994*          -0.27%             -0.07%
11/30/1995           13.73%             11.99%
11/30/1996            4.91%              5.36%
11/30/1997            5.02%              5.38%
11/30/1998            6.83%              6.32%
11/30/1999           -0.09%              1.49%

* From 4/30/94 (the date nearest the fund's inception for which index data are available) to 11/30/94.

4      1-800-345-2021

Arizona Intermediate-Term Municipal--Q&A
--------------------------------------------------------------------------------
[photo of Ken Salinger]

     An interview with Ken Salinger, a portfolio manager on the Arizona
Intermediate-Term Municipal fund investment team.

HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999?

     Arizona Intermediate-Term Municipal continued to perform very well compared with its Lipper peers, though returns were limited due to the difficult investment environment (see page 3). The fund returned -0.87%, compared with the
-1.64% average return of the  78 funds in Lipper's "Other States
Intermediate Municipal Debt Funds" category. The fund's benchmark, the
Lehman 5-Year GO Index, was basically flat for the period, returning 0.06%.
(See page 4 for other fund performance comparisons.)

     Arizona Intermediate-Term Municipal's longer-term performance was also impressive: its one- and three-year returns for the periods ended November 30,
1999, ranked in the top 10% of the Lipper group.

HOW DID THE FUND'S YIELD STACK UP?

     Arizona Intermediate-Term Municipal continued to provide a very competitive yield. The fund's 30-day SEC yield of 4.51% at the end of November was notably higher than the 4.03% average yield of its Lipper category.

WHAT WERE SOME OF THE MAIN FACTORS BEHIND ARIZONA INTERMEDIATE-TERM MUNICIPAL'S
SOLID RELATIVE PERFORMANCE?

     As we've mentioned in previous reports, careful yield curve analysis and effective duration management were partially responsible for the fund's ongoing success.

     Low expenses also continued to boost performance: fund expenses as of
November 30, 1999, were 0.51%, versus the 0.94% average for the fund's Lipper group. Adjustments to the portfolio's maturity structure were another important ingredient.

CAN YOU TALK ABOUT THOSE MATURITY ADJUSTMENTS IN A BIT MORE DETAIL?

     Basically, we looked at yield spreads--the yield differences between bonds with different credit ratings or maturities--to determine which bond maturities looked the most attractive based on prices and yields. We then screened those securities for ones that matched our strict credit criteria and selectively added them to the portfolio.

     When making these purchases, we periodically adjusted the portfolio's maturity structure--the ratio of short- to long-term municipals. During the majority of the six months, the fund was essentially "barbelled," or more heavily invested in two- to four-year and 10- to 12-year securities than in maturities in the middle. We employed the barbell structure to take advantage of shifts in the municipal yield curve--a graphic representation of the relationship between bond yields and maturities (see the graph on page 3).

[right margin]

"ARIZONA INTERMEDIATE-TERM MUNICIPAL'S LONGER-TERM PERFORMANCE WAS ALSO
IMPRESSIVE."

YIELDS AS OF NOVEMBER 30, 1999
30-DAY SEC YIELD              4.51%
30-DAY TAX-EQUIVALENT YIELDS
   31.02% TAX BRACKET         6.54%
   33.90% TAX BRACKET         6.82%
   34.59% TAX BRACKET         6.89%
   39.33% TAX BRACKET         7.43%

PORTFOLIO AT A GLANCE
                             11/30/99      5/31/99
NUMBER OF SECURITIES           41            53
WEIGHTED AVERAGE
   MATURITY                  8.6 YRS       9.7 YRS
AVERAGE DURATION             5.6 YRS       5.6 YRS
EXPENSE RATIO                0.51%*         0.51%

* Annualized

Investment terms are defined in the Glossary on pages 16-17.

                                                www.americancentury.com      5

Arizona Intermediate-Term Municipal--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     In recent months, however, we've made some adjustments to that barbelled position. The long end of the yield curve "steepened," signaling a noticeable difference in the yields of bonds maturing between 10 and 20 years.
To capture some of that extra yield, we extended the long end of our barbell by selling some of the 10- to  12-year municipals and buying a few securities in the 15- to 20-year range. We balanced those longer-term municipals with shorter-term bonds maturing between one and three years.

HOW DID YOU MANAGE THE PORTFOLIO'S DURATION?

     We kept the portfolio's sensitivity to interest rate changes fairly neutral compared with the fund's Lipper peers, adding or subtracting a little as conditions warranted. Generally speaking, that meant keeping duration in a conservative range around 5.4-5.8 years. That helped mitigate losses as bond yields rose over the six months.

SPEAKING OF BOND YIELDS, WHAT'S YOUR OUTLOOK FOR THE ARIZONA MUNICIPAL MARKET?

     On the credit quality front, conditions in Arizona remain generally sound.
Solid job growth, a low unemployment rate, and higher personal incomes, plus an influx of retirees and  migration from neighboring high-cost states, have all helped the state's cause.

     In spite of that favorable backdrop,  it's difficult to accurately gauge what Arizona's municipal market may look like in 2000. Municipal bond yields are currently at highs not seen since before 1998's global economic crisis. Robust
U.S. economic growth, which surged ahead at a 5.7% annual pace during the third quarter of 1999, helped convince the Federal Reserve to raise short-term interest rates three times in 1999. If the U.S. economy keeps growing at that rate, we may be in for further Fed intervention and more of the disappointing municipal bond returns that we've seen during the last half of 1999.

     By the same token, though, if growth moderates or slows as a result of rising interest rates, and inflation remains well contained, the outlook for the municipal market could begin looking brighter.

GIVEN THAT OUTLOOK, WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

     We plan to keep duration conservatively positioned for now and will probably maintain a basically barbelled maturity structure until market conditions change.

     In addition, we've recently been stocking up on municipals for the portfolio, while reducing our cash position to a minimum. That's because the fund typically receives an influx of cash each January--many of the Arizona municipal securities make their semiannual interest payments in January and
July. By decreasing our cash position now, we should be able to wait until some of the seasonal demand subsides and buy securities at prices that aren't so inflated.

[left margin]

TOP FIVE SECTORS (AS OF 11/30/99)
                              % OF FUND INVESTMENTS
GO                                      48%
ELECTRIC REVENUE                         9%
COPS/LEASES                              9%
SPECIAL TAX REVENUE                      8%
INDUSTRIAL DEVELOPMENT REVENUE           7%

TOP FIVE SECTORS (AS OF 5/31/99)
                              % OF FUND INVESTMENTS
GO                                      51%
SALES TAX REVENUE                        7%
COPS/LEASES                              7%
HIGHER EDUCATION                         6%
SPECIAL TAX REVENUE                      6%

PORTFOLIO COMPOSITION BY
CREDIT RATING
                      % OF FUND INVESTMENTS
                     AS OF             AS OF
                   11/30/99           5/31/99
AAA                   64%               63%
AA                    20%               22%
A                      7%               10%
BBB                    9%                5%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
15 for more information.

6      1-800-345-2021

Arizona Intermediate-Term Municipal--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 93.9%

ARIZONA -- 86.3%
               $1,000,000  Arizona Student Loan Acquisition
                              Auth. Student Loan Rev., Series
                              1999 A-1, 5.65%, 5/1/14
                              (Guaranteed: Student Loans)           $   991,880
                  900,000  Coconino & Yavapai Counties
                              Joint Unified School District
                              No. 9, Series 1994 C, (Sedona
                              Project of 1992), 5.60%,
                              7/1/06 (FGIC)                             924,462
                1,000,000  East Valley Institute of Technology
                              No. 401 GO, 5.00%, 7/1/03
                              (AMBAC)                                 1,015,850
                  545,000  Gilbert County GO, Series
                              1994 C, 6.00%, 7/1/02
                              (MBIA)                                    566,270
                1,200,000  Glendale Industrial Development
                              Auth. Rev., Series 1998 A,
                              (Midwestern University),
                              5.375%, 5/15/28                         1,061,832
                  705,000  Maricopa County COP, 5.625%,
                              6/1/00                                    710,125
                  500,000  Maricopa County GO, 6.25%,
                              7/1/03 (FGIC)                             528,235
                1,000,000  Maricopa County Hospital Rev.,
                              (Sun Health Corp.), 5.75%,
                              4/1/07                                  1,012,010
                  500,000  Maricopa County Industrial
                              Development Auth. Hospital
                              Facility Rev., (Samaritan Health
                              Services), 7.15%, 12/1/04
                              (MBIA)                                    548,500
                1,000,000  Maricopa County Unified School
                              District No. 1 GO, (Phoenix
                              Elementary), 5.50%, 7/1/09
                              (MBIA)                                  1,031,340
                  500,000  Maricopa County Unified School
                              District No. 11 GO, Series
                              1999 D, (Peoria University),
                              4.50%, 7/1/03 (FGIC)(1)                   499,735
                1,000,000  Maricopa County Unified School
                              District No. 11 GO, Series
                              1999 D, (Peoria University),
                              5.50%, 7/1/14 (FGIC)(1)                   996,470
                  800,000  Maricopa County Unified School
                              District No. 40 GO, Series
                              1994 C, (Glendale Project of
                              1994), 7.75%, 7/1/06 (FGIC)               926,728
                1,000,000  Maricopa County Unified School
                              District No. 41 GO, Series
                              1988 F, (Gilbert Project of
                              1998), 6.20%, 7/1/02,
                              Prerefunded at 100% of Par
                              (FGIC)(2)(3)                            1,044,370

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $1,000,000  Maricopa County Unified School
                              District No. 48 GO, (Scottsdale),
                              6.60%, 7/1/12                         $ 1,126,200
                1,000,000  Maricopa County Unified School
                              District No. 90 GO, (Ruth Fisher
                              Elementary), 5.375%, 7/1/00             1,006,660
                1,000,000  Maricopa County Unified School
                              District No. 97 GO,  Series
                              1996 A, (Deer Valley), 6.25%,
                              7/1/06 (MBIA)                           1,078,370
                1,000,000  Maricopa County Unified School
                              District No. 201 GO, Series
                              1992 E, (Phoenix), 7.10%,
                              7/1/04(2)                               1,100,180
                1,000,000  Mesa Utility System Rev., 5.25%,
                              7/1/16 (FGIC)                             953,630
                  300,000  Phoenix Airport Rev., Series
                              1994 C, 5.50%, 7/1/01
                              (MBIA)                                    305,013
                1,000,000  Phoenix Civic Improvement Corp.
                              Rev., (Senior Lien), 5.00%,
                              7/1/03                                  1,012,220
                  550,000  Phoenix GO, 6.00%, 7/1/01                    565,059
                1,450,000  Phoenix GO, Series 1995 B,
                              5.25%, 7/1/15                           1,399,816
                2,090,000  Phoenix Industrial Development
                              Auth. Single Family Mortgage
                              Rev., Series 1998 A, 6.60%,
                              12/1/29
                              (GNMA/FNMA/FHLMC)                       2,220,082
                  500,000  Phoenix Street and Highway Rev.,
                              5.95%, 7/1/00                             505,850
                1,500,000  Pima County COP, 5.50%,
                              1/1/13 (MBIA)                           1,501,515
                1,000,000  Pima County Sewer Rev., 6.20%,
                              7/1/00 (FGIC)                           1,013,080
                1,000,000  Pima County Unified School
                              District No. 10 GO,
                              (Amphitheater), 7.00%,
                              7/1/05 (MBIA)                           1,107,920
                1,000,000  Pima County Unified School
                              District No. 12 GO, (Sunnyside),
                              5.50%, 7/1/09 (MBIA)                    1,023,490
                1,000,000  Pima County Unified School
                              District No. 12 GO, (Sunnyside),
                              5.30%, 7/1/13 (FGIC)(1)                   984,080
                  500,000  Pinal County Unified School
                              District No. 43 GO, Series
                              1999 D, (Apache Junction),
                              5.375%, 7/1/13 (FGIC)                     496,170
                1,000,000  Salt River Project Agricultural
                              Improvement and Power District
                              Rev., Series 1993 B, 6.50%,
                              1/1/04                                  1,068,650
                  480,000  Scottsdale GO, 7.50%, 7/1/02                 516,336
                1,000,000  Sedona COP, 5.75%, 7/1/20                    935,340
                1,275,000  Tempe GO, 6.25%, 7/1/05(2)                 1,370,077
                  525,000  Tucson COP, 5.70%, 7/1/02                    525,352

See Notes to Financial Statements               www.americancentury.com      7

Arizona Intermediate-Term Municipal--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $1,000,000  Tucson Street and Highway Rev.,
                              5.70%, 7/1/01                         $ 1,022,050
                  500,000  Yavapai County Unified School
                              District No. 28 GO, (Camp
                              Verde), 6.10%, 7/1/04 (FGIC)              529,125
                                                                    -----------
                                                                     35,224,072
                                                                    -----------
PUERTO RICO -- 5.2%
                2,410,000  Puerto Rico Electric Power Auth.
                              Rev., Series 1998 DD, 5.00%,
                              7/1/28 (FSA)                            2,117,402
                                                                    -----------
VIRGIN ISLANDS -- 2.4%
                1,000,000  Virgin Islands Public Finance Auth.
                              Rev., Series 1999 A, 5.00%,
                              10/1/04                                   998,230
                                                                    -----------
TOTAL MUNICIPAL SECURITIES                                           38,339,704
                                                                    -----------
   (Cost $38,351,357)

SHORT-TERM MUNICIPAL SECURITIES -- 6.1%

ARIZONA
               $2,500,000  Pinal County Industrial
                              Development Auth. Pollution
                              Control Rev., (Newmont), VRDN,
                              3.70%, 12/1/99 (LOC:
                              National Westminster Bank
                              PLC)                                  $ 2,500,000
                                                                    -----------
   (Cost $2,500,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $40,839,704
                                                                    ===========
   (Cost $40,851,357)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificate of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
November 30, 1999.

(1)  When-issued security.

(2)  Security, or portion thereof, has been segregated at the custodian bank for a when-issued security.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

8      1-800-345-2021                        See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

NOVEMBER 30, 1999 (UNAUDITED)

ASSETS
Investment securities, at value
  (identified cost of $40,851,357)
  (Note 3) ..............................................          $ 40,839,704
Receivable for investments sold .........................             1,939,610
Interest receivable .....................................               824,665
                                                                   ------------
                                                                     43,603,979
                                                                   ------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ................................             1,589,982
Payable for investments purchased .......................             2,492,974
Dividends payable .......................................                20,174
Accrued management fees (Note 2) ........................                16,514
Payable for trustees' fees
  and expenses ..........................................                   156
                                                                   ------------
                                                                      4,119,800
                                                                   ------------
Net Assets ..............................................          $ 39,484,179
                                                                   ============

CAPITAL SHARES
Outstanding (unlimited number
  of shares authorized) .................................             3,838,169
                                                                   ============

Net Asset Value Per Share ...............................          $      10.29
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in .........................................          $ 39,856,432
Accumulated net realized loss
  on investment transactions ............................              (360,600)
Net unrealized depreciation
  on investments (Note 3) ...............................               (11,653)
                                                                   ------------
                                                                   $ 39,484,179
                                                                   ============

See Notes to Financial Statements               www.americancentury.com      9

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest ................................................           $ 1,087,917
                                                                    -----------
Expenses (Note 2):
Management fees .........................................               108,415
Trustees' fees and expenses .............................                 1,345
                                                                    -----------
                                                                        109,760
                                                                    -----------

Net investment income ...................................               978,157
                                                                    -----------

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS (NOTE 3)
Net realized loss on investments ........................              (479,489)
Change in net unrealized
  appreciation on investments ...........................              (936,276)
                                                                    -----------

Net realized and unrealized
  loss on investments ...................................            (1,415,765)
                                                                    -----------

Net Decrease in Net Assets
  Resulting from Operations .............................           $  (437,608)
                                                                    ===========

10      1-800-345-2021                       See Notes to Financial Statements

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MAY 31, 1999

Increase (Decrease) in Net Assets                NOV. 30, 1999     MAY 31, 1999

OPERATIONS
Net investment income ......................     $    978,157      $  1,850,492
Net realized gain (loss) on investments ....         (479,489)          303,577
Change in net unrealized appreciation
  on investments ...........................         (936,276)         (307,941)
                                                 ------------      ------------
Net increase (decrease) in net assets
  resulting from operations ................         (437,608)        1,846,128
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .................         (978,157)       (1,850,492)
From net realized gains on
  investment transactions ..................             --            (268,298)
                                                 ------------      ------------
Decrease in net assets
  from distributions .......................         (978,157)       (2,118,790)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..................       14,242,266        16,288,072
Proceeds from reinvestment
  of distributions .........................          733,539         1,608,799
Payments for shares redeemed ...............      (19,485,500)      (12,261,906)
                                                 ------------      ------------
Net increase (decrease) in
  net assets from capital
  share transactions .......................       (4,509,695)        5,634,965
                                                 ------------      ------------

Net increase (decrease)
  in net assets ............................       (5,925,460)        5,362,303

NET ASSETS
Beginning of period ........................       45,409,639        40,047,336
                                                 ------------      ------------
End of period ..............................     $ 39,484,179      $ 45,409,639
                                                 ============      ============

TRANSACTIONS IN SHARES OF THE FUND
Sold .......................................        1,381,566         1,512,103
Issued in reinvestment
  of distributions .........................           70,779           149,456
Redeemed ...................................       (1,888,967)       (1,140,362)
                                                 ------------      ------------
Net increase (decrease) ....................         (436,622)          521,197
                                                 ============      ============

See Notes to Financial Statements               www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------

NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Intermediate-Term Municipal Fund (the fund) is one of the eight funds issued by the trust. The fund is non-diversified under the 1940 Act. The objective of the fund is to seek as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and conservation of shareholders' capital. The fund invests primarily in Arizona intermediate-term municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

    On December 10, 1999, the fund declared and paid a dividend of $0.0230 per share from short-term net realized gains on investments and $0.0086 per share from long-term net realized gains on investments to shareholders of record on that date.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    FUTURES CONTRACTS -- The fund may buy and sell interest rate futures contracts relating to debt securities and write and buy put and call options relating to interest rate futures contracts. The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index. One of the risks of entering into futures contracts is the possibility that the changes in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value
(initial margin). Subsequent payments (variation margin) are made or received daily,  in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as an unrealized  gain or loss. The fund recognizes a realized gain or loss when the contract is closed or expires. There were no open futures contracts at November 30, 1999.

    ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2.  TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century
Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACIM. The fee is calculated daily and paid monthly. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for  the Investment Category Fee range from
0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2900% to
0.3100%. For the six months ended November 30, 1999, the effective annual management fee was 0.51%.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, and the trust's transfer agent, American Century Services Corporation.

12      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
3.  INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 1999, were $31,396,915 and
$38,407,276, respectively.

    At November 30, 1999, accumulated net unrealized depreciation was $11,653, which consisted of unrealized appreciation of $394,799, and unrealized depreciation of $406,452. The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------
4.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, entered into an unsecured $570,000,000 bank line of credit agreement with Chase Manhattan Bank.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.40%. Effective December 21, 1999, borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. The fund did not borrow from the line during the six months ended November 30, 1999.

                                                www.americancentury.com      13

Arizona Intermediate-Term Municipal--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including TOTAL
RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE
RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO
TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                    1999(1)     1999       1998       1997        1996       1995
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ............. $10.62     $10.67     $10.44     $10.31      $10.35     $10.13
                                   --------   --------   --------   ---------   --------   --------
Income From Investment
  Operations
  Net Investment Income ...........  0.24       0.46       0.46       0.45        0.51       0.51
  Net Realized and Unrealized
  Gain (Loss) on
  Investment Transactions ......... (0.33)      0.01       0.28       0.13       (0.03)      0.22
                                   --------   --------   --------   ---------   --------   --------
  Total From Investment
  Operations ...................... (0.09)      0.47       0.74       0.58        0.48       0.73
                                   --------   --------   --------   ---------   --------   --------
Distributions
  From Net Investment Income ...... (0.24)     (0.46)     (0.46)     (0.45)      (0.51)     (0.51)
  From Net Realized Gains on
  Investment Transactions .........   --       (0.06)     (0.05)       --        (0.01)       --
                                   --------   --------   --------   ---------   --------   --------
  Total Distributions ............. (0.24)     (0.52)     (0.51)     (0.45)      (0.52)     (0.51)
                                   --------   --------   --------   ---------   --------   --------

Net Asset Value, End of Period .... $10.29     $10.62     $10.67     $10.44      $10.31     $10.35
                                   ========   ========   ========   =========   ========   ========
  Total Return(2) ................. (0.87)%     4.51%      7.19%      5.77%       4.65%      7.52%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...........0.51%(3)     0.51%      0.54%      0.66%       0.14%       --
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) .........0.51%(3)     0.51%      0.60%      0.79%       0.82%      1.01%
Ratio of Net Investment Income
  to Average Net Assets ...........4.55%(3)     4.30%      4.33%      4.35%       4.85%      5.16%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) .........4.55%(3)     4.30%      4.27%      4.22%       4.17%      4.15%
Portfolio Turnover Rate ...........   74%        70%        39%        81%         36%        33%
Net Assets, End of Period
  (in thousands) .................. $39,484    $45,410    $40,047    $30,555     $25,789    $19,778

(1)  Six months ended November 30, 1999 (unaudited).

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

14      1-800-345-2021                       See Notes to Financial Statements

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     ARIZONA INTERMEDIATE-TERM MUNICIPAL seeks to provide interest income exempt from both Arizona and federal income taxes. The fund invests primarily in intermediate-term Arizona municipal securities with maturities of four or more years and maintains a weighted average maturity of 5-10 years.

     Depending on your tax status, investment income may be subject to the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

COMPARATIVE INDICES

     The following indices are used in the report for fund performance comparisons. They are not investment products available for purchase.

     The MERRILL LYNCH 0- TO 3-YEAR MUNICIPAL INDEX has an average maturity of approximately two years. The bonds in the index have an average rating of AA1.

     The LEHMAN BROTHERS FIVE-YEAR MUNICIPAL GENERAL OBLIGATION INDEX has an
average maturity of five years. The bonds in that index are rated BBB or higher by Standard & Poor's, with an average rating of AA.

     The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of investment-grade municipal bonds with maturities greater than 22 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service. Rankings are based on average annual total returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS
category invest in municipal debt issues with dollar-weighted average maturities of 5-10 years and which are exempt from taxation on a specified city or  state basis.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. Ratings are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

     Securities rated AAA, AA, A, or BBB are considered "investment grade," meaning they're relatively safe from default.

[right margin]

INVESTMENT TEAM LEADERS

   Portfolio Managers
       KEN SALINGER
       COLLEEN DENZLER

   Municipal Credit Research Director
       STEVEN PERMUT

                                                www.americancentury.com      15

Glossary
--------------------------------------------------------------------------------

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial
Highlights" on page 14.

YIELDS

* 30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

* TAX-EQUIVALENT YIELDS show the taxable yields that investors in a combined federal and Arizona state income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

INVESTMENT TERMS

* BASIS POINT -- a basis point equals one one-hundredth of a percentage point
(or 0.01%). Therefore, 100 basis points equals one percentage point (or 1%).

* YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

PORTFOLIO STATISTICS

* NUMBER OF SECURITIES --the number of different securities issuances held by a fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.

* AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio.

* EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder's account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MUNICIPAL SECURITIES

* COPS/LEASES -- securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation represent long-term debt obligations, while leases have a higher risk profile than GOs because they require annual appropriation.

* GO BONDS -- general obligation securities backed by the taxing power of the issuer.

* LAND-SECURED BONDS -- securities such as Mello-Roos bonds and 1915-Act bonds that are issued to finance real estate development projects.

* PREREFUNDED BONDS/ETM BONDS --securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates).
These bonds tend to have higher credit ratings because they are backed by
Treasury securities.

* REVENUE BONDS --securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

16      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)
FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price fluctuation risk.

                                                www.americancentury.com      17

Notes
--------------------------------------------------------------------------------

18      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                www.americancentury.com      19

Notes
--------------------------------------------------------------------------------

20      1-800-345-2021

[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term Tax-Free
Limited-Term Bond               CA Limited-Term Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Large Cap Value
Strategic Allocation --         Tax-Managed Value
   Moderate                     Income & Growth
Strategic Allocation --         Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

Veedot(reg.sm)                  Global Gold            Emerging Markets
New Opportunities                                      International Discovery
Giftrust(reg.tm)                                       International Growth
Vista                                                  Global Growth
Heritage
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time.
Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the
Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]
--------------------------------------------------------------------------------

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader  in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo (reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

                                                         Funds Distributor, Inc.
0001                               is the distributor for American Century funds
SH-SAN-19180                       (c)2000 American Century Services Corporation

[front cover]

NOVEMBER 30, 1999

AMERICAN CENTURY(reg.sm)
SEMIANNUAL REPORT

[graphic of runners]

Florida Municipal Money Market

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

[inside front cover]

Investing with American Century Brokerage
--------------------------------------------------------------------------------

   American Century Brokerage offers investors a broad range of account types, investment choices, plus free online research and information  services.

   As a brokerage investor, you can choose from a Standard Account, Access
Account or IRA Account.

   Each of these accounts offers a broad range of investment choices, many of which are available online:

   * American Century and J.P. Morgan mutual funds

   * Mutual funds from more than 500 fund families, including more than 800 no-transaction fee (NTF) no-load funds

   * Listed and over-the-counter stocks

   * Equity and index options

   * Precious metals

   * ADRs (American Depository Receipts)

   * Treasury, agency, corporate, and municipal bonds

   * CDs (certificates of deposit)

   * UITs (unit investment trusts)

Research from J.P. Morgan

   J.P. Morgan's world-class global equity research is accessible online to  all brokerage investors initially for a 60-day free trial. After the free trial period, you can continue to access the research with a minimum of $100,000 in assets in an American Century brokerage or mutual fund account.

Online Research and Information Services

   American Century Brokerage provides you with up-to-date information to help you make informed decisions. Through American Century Brokerage, you have unlimited free access to news, quotes, charting, and other research services, such as Lipper, Inc. Mutual Fund Profile Reports and S&P Snapshot Reports.
Also, you can use Model Portfolio to track up to 20 securities.

Meet Your Goals with FundScan(tm)

   American Century Brokerage offers an online mutual fund screening service --
FundScan(tm). By customizing a list of mutual funds to best meet your investment goals, FundScan helps you narrow investment choices from thousands of available funds.

For more information about  how you can become an American Century Brokerage investor, visit our Web site at  www.americancentury.com or call a Product and
Service Specialist at 1-888-367-7755.

[left margin]

FLORIDA MUNICIPAL MONEY MARKET
(BEFXX)
---------------------------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY
FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

Receive Your Annual Reports Online
--------------------------------------------------------------------------------

Manage Important Papers with Ease

   American Century gives you the choice to manage your important documents such as annual reports, prospectuses and newsletters online rather than via regular mail. Your link to American Century documents is a click away with our
Electronic Communication option.

   It's easy. It's convenient. It's paper free:

   * Receive links to documents by email

   * Download select documents and file electronically to save space  in your file cabinets

   * Read documents at your convenience

   It's easy to sign up for this program. Go to www.americancentury.com. Log in with your OnePIN and select an account on your Account List.* Then simply select the electronic communication link. Questions? Step through the online demonstration or call 1-800-345-2021. LOG IN AND TAKE CONTROL TODAY!

* Electronic communication is not available for American Century Brokerage accounts at this time.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers III, seated, with James E. Stowers, Jr.]
James E. Stowers III, seated, with James E. Stowers, Jr.

     The past year demonstrated why investors should focus on long-term investment strategies and maintain diversified portfolios. The consensus expectation going into 1999 was that U.S. economic growth would slow, bonds would perform well, and stocks would cool off. Instead, the reverse happened --
the economy accelerated, stocks posted excellent returns, and bonds suffered their worst year since 1994.

     Increasing inflation anxiety led the Federal Reserve to raise interest rates. That resulted in higher tax-free yields for the American Century Florida
Municipal Money Market fund. But equally important, from a longer-term perspective, the fund maintained low expenses and competitive yields, key factors that remain consistent no matter how market conditions may change.

     Turning to corporate matters, we are constantly looking for ways to lower the costs of trading securities and generate better returns for shareholders. To that end, we have made strategic investments in several companies that allow buyers and sellers of securities to connect directly, efficiently, and anonymously. Savings in this area directly affect the performance of your funds.

     We're also pleased to announce that American Century has been named by
Fortune magazine as one of its "100  Best Companies to Work For," and
that American Century's investor account statement is the first fund company statement to win the Communications Seal from DALBAR, Inc., an independent financial services research firm.

     We do not take this recognition  lightly -- acknowledgements like these enable us to attract and retain talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and one that is essential in our effort to provide you with excellent investment management and service.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder               Vice Chairman of the Board and
                                                       Chief Executive Officer

[right margin]

   Frequently Asked
      Questions ...........................................................    2
FLORIDA MUNICIPAL MONEY MARKET

   Portfolio Composition
      by Credit Rating ....................................................    4
   Types of Investments
      in the Portfolio ....................................................    4
   Schedule of Investments ................................................    5
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    7
   Statement of Operations ................................................    8
   Statements of Changes
      in Net Assets .......................................................    9
   Notes to Financial
      Statements ..........................................................   10
   Financial Highlights ...................................................   11
OTHER INFORMATION
   Background Information
      Investment Philosophy
         and Policies .....................................................   12
      Lipper Rankings .....................................................   12
      Credit Rating
         Guidelines .......................................................   12
      Investment and Credit
         Research Teams ...................................................   12
   Glossary ...............................................................   13

                                                www.americancentury.com      1

Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies. Give us a call,  and we will send you the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     Generally, there is an eight-business-day holding period for deposited funds (initial investments in a new account are held for 15 calendar days).
There is a one-business-day holding period for U.S. Treasury checks, money orders, and travelers' checks.

IS THERE A LIMIT ON THE NUMBER OF  CHECKS I CAN WRITE ON MY MONEY  MARKET
ACCOUNT?

     No. You can write as many checks as you like at no charge, as long as each check is for $100 or more.

IS THERE AN EASY WAY TO MOVE MONEY  FROM MY MONEY MARKET FUND INTO A  STOCK OR
BOND FUND?

     Yes. Moving money between funds is called an exchange, and there is no limit on the number of exchanges you can make out of a money market fund account. However, there is a limit of six exchanges per calendar year out of stock and bond fund accounts.

     Exchanges can be made by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021*

*    writing us a letter

HOW DO I DECIDE WHETHER A TAXABLE MONEY MARKET FUND OR A TAX-FREE MONEY MARKET
FUND IS RIGHT FOR ME?

     The most important factor to consider is your tax bracket. Tax-free money market funds typically offer lower yields than taxable funds, but you pay no federal income taxes on the income from a tax-free fund.

     If you are in one of the higher federal income tax brackets, taxes will eat up a big part of your income from a taxable money market fund, so a tax-free investment may be better for you. If you're in a lower tax bracket, then you can usually earn more in a taxable fund even after taxes are deducted.

     We can help you figure it out. If you give us a call and tell us what tax bracket you're in, we can tell you whether you're likely to earn more after-tax income in a tax-free or a taxable money market fund.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT
1-800-345-2021 OR E-MAIL US AT OUR WEB SITE, WWW.AMERICANCENTURY.COM.

* Before you can make an exchange by calling an Investor Relations
  Representative, using our Automated Information Line, or visiting our Web site, you first must have provided us with written authorization to do so.

[left margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

*   YOU CAN HAVE DISTRIBUTIONS DEPOSITED DIRECTLY INTO YOUR MONEY MARKET
    ACCOUNT. The money will be deposited the same day that the distributions are paid.

*   DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three days.

Contact our Investor Relations Representatives to set up either of these options.

2      1-800-345-2021

Florida Municipal Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

           FLORIDA MUNICIPAL    OTHER STATES TAX-EXEMPT MONEY MARKET FUNDS(2)
             MONEY MARKET            AVERAGE RETURN     FUND'S RANKING
================================================================================
6 MONTHS(1)      1.50%                   1.41%               --
1 YEAR           2.89%                   2.73%          11 OUT OF 40
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS(3)       3.16%                   3.02%          10 OUT OF 33
5 YEARS(3)       3.44%                   3.17%           2 OUT OF 26
LIFE OF FUND(3)  3.41%                  3.12%(4)        1 OUT OF 17(4)

The fund's inception date was 4/11/94.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/96.

(4)  Since 4/30/94, the date nearest the fund's inception for which return data are available.

See pages 12-13 for more information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                                AS OF 11/30/99
NET ASSETS                      $80.9 MILLION

                          11/30/99           5/31/99
NUMBER OF SECURITIES         40                42
WEIGHTED AVERAGE
   MATURITY                69 DAYS           54 DAYS
EXPENSE RATIO              0.50%*             0.50%

* Annualized.

YIELDS AS OF NOVEMBER 30, 1999
7-DAY CURRENT YIELD         3.37%
7-DAY EFFECTIVE YIELD       3.43%
7-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET        4.68%
   31.0% TAX BRACKET        4.88%
   36.0% TAX BRACKET        5.27%
   39.6% TAX BRACKET        5.58%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.

                                                www.americancentury.com      3

Florida Municipal Money Market--Q&A
--------------------------------------------------------------------------------
[photo of Bryan Karcher]

     An interview with Bryan Karcher, a portfolio manager on the Florida
Municipal Money Market fund investment team.

HOW DID FLORIDA MUNICIPAL MONEY MARKET PERFORM DURING THE SIX MONTHS ENDED
NOVEMBER 30, 1999?

     The fund performed well, beating the average return of the 42 "Other
States Tax-Exempt Money Market Funds" tracked by Lipper Inc. (See the previous page for fund returns and performance comparisons.)

     Florida Municipal Money Market also continued to provide a higher level of federal tax-free income than the average state tax-exempt money market fund. As of November 30, 1999, Florida Municipal Money Market's 7-day current yield was
3.37%. That's good enough to rank in the top quarter of the Lipper group, whose average yield was 3.24%.

WHY DID FLORIDA MUNICIPAL MONEY MARKET PERFORM SO WELL?

     One reason is that the portfolio's expenses are lower than average. Other things being equal, lower expenses mean higher yields and returns for  our shareholders.

     Another reason the fund continues to do well is our experience working with securities dealers who offer more attractive interest rates on variable-rate demand notes, or "floaters." We believe this market knowledge is instrumental in providing higher fund yields because, on average, floaters represent the largest percentage of fund holdings.

DID YOU MAKE ANY OTHER CHANGES?

     Yes, we also improved the portfolio's yield by adding some one-year notes when yields rose in anticipation of rate increases by the Federal Reserve. Notes offered attractive yields relative to floaters even taking into consideration the possibility of higher rates. Buying notes lengthened our weighted average maturity from about 55 days on May  31 to around 70 days by the end of November.
However, the fund's weighting in notes rose only modestly because the new purchases were offset by some of our other notes maturing. As a result, we believe the portfolio is well positioned for any future Fed rate hikes.

WHAT'S YOUR OUTLOOK FOR MUNICIPAL MONEY MARKET RATES AND THE FUND?

     Many analysts expect the Federal Reserve to raise interest rates early in
2000. If that happens, we'd expect to see municipal money market yields rise accordingly.

     Supply and demand factors also have a big effect on Florida municipal yields around the end of the year. Demand rises in late December and January, when investors are looking to avoid the intangibles tax at year-end and reinvest money from coupon payments and maturing securities in January. More demand often means higher prices and lower yields for Florida municipal securities. As a result, we'd be inclined to maintain our current average maturity or extend it a little to lock in higher yields now until we get past January.

[left margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
               % OF FUND INVESTMENTS
              AS OF              AS OF
            11/30/99            5/31/99
SP1+           79%                94%
SP1            16%                6%
SP2            5%                 --

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
12 for more information.

[pie charts - data below]

TYPES OF INVESTMENTS IN
THE PORTFOLIO

AS OF NOVEMBER 30, 1999
VRDNs                     73%
Bonds less than 1 Year    18%
Put Bonds                  9%

AS OF MAY 31, 1999
VRDNs                     81%
Bonds less than 1 Year    19%

Security types are defined on page 13.

4      1-800-345-2021

Florida Municipal Money Market--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 100.0%
               $  500,000  Broward County Housing Finance
                              Auth. Multifamily Housing Rev.,
                              Series 1990 A, (Palm
                              Aire-Oxford), VRDN, 3.95%,
                              12/1/99 (Guaranteed:
                              Continental Casualty Co.)             $   500,000
                2,135,000  Broward County Industrial
                              Development Rev., (Fast Real
                              Estate Partners), VRDN, 4.05%,
                              12/1/99 (LOC: Suntrust Bank
                              South Florida, N.A.) (Acquired
                              3/10/97-3/20/98, Cost
                              $2,135,000)(1)                          2,135,000
                2,040,000  Broward County Industrial
                              Development Rev., (MDR
                              Fitness Corp.), VRDN, 4.05%,
                              12/1/99 (LOC: Suntrust Bank,
                              Miami, N.A.)                            2,040,000
                1,600,000  Broward County Industrial
                              Development Rev., (W.R. Bonsal
                              Co.), VRDN, 4.05%, 12/2/99
                              (LOC: Bank of America N.A.)
                              (Acquired 3/18/98, Cost
                              $1,600,00)(1)                           1,600,000
                  950,000  Collier County Water-Sewer
                              District Water Rev., Series
                              1999 B, 4.00%, 7/1/00
                              (FGIC)                                    953,871
                2,000,000  Coral Springs Industrial
                              Development Rev., (Royal
                              Plastics Group), VRDN, 4.05%,
                              12/1/99 (LOC: Suntrust Bank
                              South Florida, N.A.)                    2,000,000
                1,430,000  Dade County Aviation Rev., Series
                              1996 C, 5.00%, 10/1/00
                              (MBIA)                                  1,444,594
                1,155,000  Dade County Special Obligation
                              Trust Receipts, Series 1998
                              C-2, VRDN, 4.00%, 12/1/99
                              (LOC: Bank of America N.A.)
                              (Acquired 8/10/99, Cost
                              $1,155,000)(1)                          1,155,000
                3,240,000  Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., VRDN, 4.03%,
                              12/2/99 (Liquidity: Merrill
                              Lynch & Co., Inc.) (Acquired
                              4/9/98, Cost $3,240,000)(1)             3,240,000
                1,340,000  Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., VRDN, 4.03%,
                              12/2/99 (Liquidity: Merrill
                              Lynch & Co., Inc.) (Acquired
                              12/3/96, Cost $1,340,000)(1)            1,340,000
                1,000,000  Florida Board of Education Capital
                              Outlay GO, Series 1994 E,
                              4.55%, 6/1/00                           1,003,020

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $  250,000  Florida Board of Education Capital
                              Outlay GO, Series 1994 E,
                              5.10%, 6/1/00                         $   251,941
                  500,000  Florida Board of Education Capital
                              Outlay GO Trust Receipts,
                              VRDN, 3.80%, 12/1/99
                              (SBBPA: Societe Generale)
                              (Acquired 11/26/99, Cost
                              $500,000)(1)                              500,000
                4,000,000  Florida Housing Finance Agency
                              Multifamily Housing Rev.,
                              (Country Club), VRDN, 3.80%,
                              12/1/99 (LOC: Bank of New
                              York)                                   4,000,000
                2,000,000  Florida Housing Finance Agency
                              Multifamily Housing Rev., Series
                              1990 B, (Beville-Oxford),
                              VRDN, 3.95%, 12/1/99
                              (Guaranteed: Continental
                              Casualty Co.)                           2,000,000
                7,000,000  Florida Housing Finance Agency
                              Rev., Series 1996 F, (Caribbean
                              Key), VRDN, 3.90%, 12/1/99
                              (LOC: KeyBank, N.A.)                    7,000,000
                2,000,000  Florida Housing Finance Agency
                              Rev., Series 1996 P, (Tiffany
                              Club), VRDN, 3.90%, 12/1/99
                              (LOC: Bank of America, N.A.)            2,000,000
                2,345,000  Florida Housing Finance Agency
                              Trust Receipts, VRDN, 3.90%,
                              12/1/99 (MBIA) (LOC: Bank
                              of New York) (Acquired
                              2/12/98-7/19/99, Cost
                              $2,345,000)(1)                          2,345,000
                4,095,000  Florida Housing Finance Corp.
                              Rev., (Heritage Pointe), VRDN,
                              3.90%, 12/1/99 (LOC:
                              Keybank, N.A.)                          4,095,000
                2,900,000  Florida Housing Finance Corp.
                              Rev., Series 1998 E, (Club at
                              Vero Apartments), VRDN,
                              3.80%, 12/1/99 (LOC: Bank
                              of America, N.A.)                       2,900,000
                2,635,000  Florida Housing Finance Corp.
                              Rev., Series 1999 P, (Timberline
                              Apartments), VRDN, 3.95%,
                              12/1/99 (LOC: Keybank, N.A.)            2,635,000
                2,140,000  Florida Ports Financing
                              Commission Rev., 4.25%,
                              10/1/00 (FGIC)                          2,149,000
                2,500,000  Florida State GO, (Jacksonville
                              Transportation Auth.-Senior
                              Lien), 7.375%, 7/1/00,
                              Prerefunded at 102% of Par(2)           2,607,473
                1,010,000  Gulf Breeze Rev., Series 1985 B,
                              (Local Govt. Loan), VRDN,
                              3.85%, 12/2/99 (FGIC)
                              (SBBPA: Credit Local de
                              France)                                 1,010,000

See Notes to Financial Statements                 www.americancentury.com      5

Florida Municipal Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $  800,000  Indian River County Industrial
                              Development Rev., (Florida
                              Convention Centers), VRDN,
                              3.80%, 12/1/99 (LOC:
                              Toronto-Dominion Bank)                $   800,000
                1,500,000  Inland Financing Corp. Special
                              Obligation Rev., 5.00%, 7/1/00
                              (FSA)                                   1,510,473
                3,150,000  Jacksonville Electric Auth. Rev.,
                              Series 1991-4-1-A, (Bulk
                              Power Supply-Scherer), 6.75%,
                              10/1/00, Prerefunded at
                              101.5% of Par(2)                        3,273,126
                1,500,000  Martin County Industrial
                              Development Auth. Rev.,
                              (Tampa Farm Service Inc.),
                              VRDN, 4.05%, 12/1/99 (LOC:
                              Suntrust Bank Central Florida,
                              N.A.) (Acquired
                              6/13/96-7/15/99, Cost
                              $1,500,000)(1)                          1,500,000
                4,000,000  Miami-Dade County Housing
                              Finance Auth. Rev., Series
                              1999 A-2, (Home Ownership
                              Mortgage), 3.55%, 8/1/00
                              (GIC: Trinity Funding Corp.)            4,000,000
                2,800,000  Miami-Dade County Industrial
                              Development Auth. Rev., (Dutton
                              Press Inc.), VRDN, 4.05%,
                              12/1/99 (LOC: Suntrust Bank,
                              Miami, N.A.) (Acquired
                              2/27/98-2/17/99, Cost
                              $2,800,000)(1)                          2,800,000
                4,000,000  Miami-Dade County Industrial
                              Development Auth. Rev., Series
                              1999 A, (Airis Miami LLC),
                              VRDN, 4.00%, 12/1/99
                              (AMBAC) (SBBPA: Bayerische
                              Landesbank Girozentrale)                4,000,000
                2,000,000  Miami-Dade County Industrial
                              Development Auth. Rev., Series
                              1999 A, (Edron Fixture Corp.),
                              VRDN, 4.05%, 12/1/99 (LOC:
                              Suntrust Bank, Miami, N.A.)
                              (Acquired 3/23/99, Cost
                              $2,000,000)(1)                          2,000,000

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $  690,000  Miami-Dade County Stormwater
                              Utility Rev., 3.00%, 4/1/00
                              (AMBAC)                               $   689,548
                3,000,000  Orange County Health Facilities
                              Auth. Rev., VRDN, 3.85%,
                              12/9/99 (Liquidity: Merrill
                              Lynch & Co., Inc.) (Acquired
                              12/15/98, Cost $3,000,000)(1)           3,000,000
                3,750,000  Orange County Housing Finance
                              Auth. Homeowner Rev., Series
                              1999 A-3, 3.40%, 6/1/00
                              (GIC: Trinity Funding Corp.)            3,750,000
                1,150,000  Orange County Housing Finance
                              Auth. Multifamily Guaranteed
                              Mortgage Rev., Series 1989 A,
                              (Sundown Association II),
                              VRDN, 3.95%, 12/1/99 (LOC:
                              Fleet Bank, N.A.)                       1,150,000
                  510,000  Osceola County Sales Tax Rev.,
                              3.25%, 4/1/00 (FSA)                       510,000
                2,200,000  Pinellas County Industrial Council
                              Development Rev., (Better
                              Business Forms Inc.), VRDN,
                              4.05%, 12/1/99 (LOC:
                              Suntrust Bank, Tampa Bay)               2,200,000
                2,100,000  Pinellas County Industrial Council
                              Development Rev., (Hunter
                              Douglas Inc.), VRDN, 4.05%,
                              12/1/99 (LOC: ABN Amro
                              Bank N.V.) (Acquired 3/17/97,
                              Cost $2,100,000)(1)                     2,100,000
                1,470,000  Volusia County Industrial
                              Development Auth. Rev.,
                              (Daytona Plastix Inc.), VRDN,
                              4.05%, 12/1/99 (LOC:
                              Suntrust Bank Central Florida,
                              N.A.) (Acquired 7/17/96-
                              12/19/97, Cost $1,470,000)(1)           1,470,000
                                                                    -----------
TOTAL INVESTMENT SECURITIES -- 100.0%                               $85,658,046
                                                                    ===========

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note.  Interest reset date is indicated and used in calculating the weighted average portfolio maturity.  Rate shown is effective
November 30, 1999.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement, and unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 1999 was
     $25,185,000 which represented 31.1% of net assets. None of these securities are considered to be illiquid.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

6      1-800-345-2021                         See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

NOVEMBER 30, 1999 (UNAUDITED)

ASSETS
Investment securities, at
value
  (amortized cost and cost for
  federal income tax purposes) ...........................         $ 85,658,046
Interest receivable ......................................              537,034
                                                                   ------------
                                                                     86,195,080
                                                                   ------------
LIABILITIES
Disbursements in excess
  of demand deposit cash .................................              732,830
Payable for investments purchased ........................            4,503,146
Accrued management fees (Note 2) .........................               32,833
Payable for trustees' fees and expenses ..................                  318
                                                                   ------------
                                                                      5,269,127
                                                                   ------------
Net Assets ...............................................         $ 80,925,953
                                                                   ============

CAPITAL SHARES
Outstanding (unlimited number
  of shares authorized) ..................................           80,949,905
                                                                   ============

Net Asset Value Per Share ................................         $       1.00
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in ..........................................           80,949,905
Accumulated net realized loss
  on investment transactions .............................              (23,952)
                                                                   ------------
                                                                   $ 80,925,953
                                                                   ============

See Notes to Financial Statements                www.americancentury.com      7

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest ................................................           $ 1,444,444
                                                                    -----------
Expenses (Note 2):
Management fees .........................................               205,188
Trustees' fees and expenses .............................                 2,522
                                                                    -----------
                                                                        207,710
                                                                    -----------
Net investment income ...................................             1,236,734
                                                                    -----------

REALIZED LOSS ON INVESTMENTS
Net realized loss on investments ........................               (23,952)
                                                                    -----------
Net Increase in Net Assets
  Resulting from Operations .............................           $ 1,212,782
                                                                    ===========

8      1-800-345-2021                         See Notes to Financial Statements

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MAY 31, 1999

Decrease in Net Assets                         NOV. 30, 1999       MAY 31, 1999

OPERATIONS
Net investment income ....................     $   1,236,734      $   2,948,374
Net realized loss on investments .........           (23,952)              --
                                               -------------      -------------
Net increase in net assets
  resulting from operations ..............         1,212,782          2,948,374
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...............        (1,236,734)        (2,948,374)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ................        23,121,723        136,641,148
Proceeds from reinvestment
  of distributions .......................         1,120,668          2,500,325
Payments for shares redeemed .............       (30,801,943)      (161,316,337)
                                               -------------      -------------
Net decrease in net assets from
  capital share transactions .............        (6,559,552)       (22,174,864)
                                               -------------      -------------

Net decrease in net assets ...............        (6,583,504)       (22,174,864)

NET ASSETS
Beginning of period ......................        87,509,457        109,684,321
                                               -------------      -------------
End of period ............................     $  80,925,953      $  87,509,457
                                               =============      =============

TRANSACTIONS IN SHARES OF THE FUND
Sold .....................................        23,121,723        136,641,148
Issued in reinvestment
  of distributions .......................         1,120,668          2,500,325
Redeemed .................................       (30,801,943)      (161,316,337)
                                               -------------      -------------
Net decrease .............................        (6,559,552)       (22,174,864)
                                               =============      =============

See Notes to Financial Statements                 www.americancentury.com      9

Notes to Financial Statements
--------------------------------------------------------------------------------

NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Florida Municipal Money Market Fund (the fund) is one of the eight funds issued by the trust. The fund is non-diversified under the 1940 Act. Its investment objective is to seek as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and conservation of shareholders' capital by investing primarily in short-term municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to  the state of Florida than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Portfolio securities held by the fund are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gain distributions.

    ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2.  TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century
Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage, taxes, portfolio insurance, interest, fees and expenses of those trustees' who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an
Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category
Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from
0.2900% to 0.3100%. For  the six months ended November 30, 1999, the effective annual management fee was 0.50%.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, and the trust's transfer agent, American Century Services Corporation.

10      1-800-345-2021

Florida Municipal Money Market--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), and EXPENSE RATIO (operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                    1999(1)     1999       1998       1997        1996       1995
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .............  $1.00      $1.00      $1.00      $1.00       $1.00      $1.00
                                   --------   --------   --------   ---------   --------   --------
Income From Investment Operations
  Net Investment Income ...........  0.01       0.03       0.03       0.03        0.04       0.04
                                   --------   --------   --------   ---------   --------   --------
Distributions
  From Net Investment Income ...... (0.01)     (0.03)     (0.03)     (0.03)      (0.04)     (0.04)
                                   --------   --------   --------   ---------   --------   --------
Net Asset Value, End of Period ....  $1.00      $1.00      $1.00      $1.00       $1.00      $1.00
                                   ========   ========   ========   =========   ========   ========
  Total Return(2) .................  1.50%      2.92%      3.31%      3.55%       3.86%      3.71%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...........0.50%(3)     0.50%      0.51%      0.12%       0.01%       --
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) .........0.50%(3)     0.50%      0.53%      0.66%       0.71%      0.88%
Ratio of Net Investment Income
  to Average Net Assets ...........2.96%(3)     2.88%      3.25%      3.48%       3.75%      3.93%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) .........2.96%(3)     2.88%      3.23%      2.94%       3.05%      3.05%
Net Assets, End of Period
  (in thousands) ..................$80,926     $87,509   $109,684   $112,129     $99,993    $45,147

(1)  Six months ended November 30, 1999 (unaudited).

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements               www.americancentury.com      11

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific benchmark index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     FLORIDA MUNICIPAL MONEY MARKET seeks interest income exempt from state and federal income taxes, as well as the Florida intangibles tax, by investing primarily in high-quality, short-term Florida municipal securities.

     Investments in Florida Municipal Money Market are neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's OTHER STATES TAX-EXEMPT MONEY MARKET FUNDS category invest in high-quality municipal obligations with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit quality (the issuer's financial strength and the likelihood of timely payment of interest and principal) is a key factor in fixed-income investment analysis. Credit ratings issued by independent rating and research companies such as Standard & Poor's help quantify credit quality--the stronger the issuer, the higher the credit rating. In turn, credit quality and ratings greatly influence the prices and yields of fixed-income securities--high ratings mean higher prices and less current income (yield) as compensation for risk.

     But credit ratings are subjective.  They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Furthermore, high credit ratings do not guarantee good investment performance. They do not reflect the price stability of a municipal security when economic or market conditions change.

[left margin]

INVESTMENT TEAM LEADERS
   Portfolio Manager
       BRYAN KARCHER

MUNICIPAL CREDIT  RESEARCH TEAM
   Manager
       STEVEN PERMUT
   Municipal Credit Analysts
       DAVID MOORE
       ROBERT MILLER
       BILL MCCLINTOCK
       TIM BENHAM
       BRAD BODE

12      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial
Highlights" on page 11.

YIELDS

*   7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over  a seven-day period and is expressed as an annual percentage rate.

*   7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

*   TAX-EQUIVALENT YIELDS show the taxable yields that investors in a federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

INVESTMENT TERMS

*   BASIS POINT -- a basis point equals one one-hundredth of a percentage point
(or 0.01%). Therefore, 100 basis points equal one percentage point  (or 1%).

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MUNICIPAL SECURITIES

*   MUNICIPAL COMMERCIAL PAPER (CP) -- high-grade short-term securities backed by a line of credit from  a bank.

*   MUNICIPAL NOTES -- securities with maturities of two years or less.

*   PUT BONDS -- long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

*   VARIABLE-RATE DEMAND NOTES (VRDNS) -- securities that track market interest rates and stabilize their market values using periodic (daily or weekly)
interest rate adjustments.

                                                www.americancentury.com      13

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price fluctuation risk.

14      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                www.americancentury.com      15

Notes
--------------------------------------------------------------------------------

16      1-800-345-2021

[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term Tax-Free
Limited-Term Bond               CA Limited-Term Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Large Cap Value
Strategic Allocation --         Tax-Managed Value
   Moderate                     Income & Growth
Strategic Allocation --         Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

Veedot(reg.sm)                  Global Gold            Emerging Markets
New Opportunities                                      International Discovery
Giftrust(reg.tm)                                       International Growth
Vista                                                  Global Growth
Heritage
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time.
Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the
Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader  in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo (reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

                                                         Funds Distributor, Inc.
0001                               is the distributor for American Century funds
SH-SAN-19177                       (c)2000 American Century Services Corporation

[front cover]

NOVEMBER 30, 1999

AMERICAN CENTURY(reg.sm)
SEMIANNUAL REPORT

[graphic of runners]

Florida Intermediate-Term Municipal

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

[inside front cover]

Investing with American Century Brokerage
--------------------------------------------------------------------------------

   American Century Brokerage offers investors a broad range of account types, investment choices, plus free online research and information  services.

   As a brokerage investor, you can choose from a Standard Account, Access
Account or IRA Account.

   Each of these accounts offers a broad range of investment choices, many of which are available online:

   * American Century and J.P. Morgan mutual funds

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Research from J.P. Morgan

   J.P. Morgan's world-class global equity research is accessible online to  all brokerage investors initially for a 60-day free trial. After the free trial period, you can continue to access the research with a minimum of $100,000 in assets in an American Century brokerage or mutual fund account.

Online Research and Information Services

   American Century Brokerage provides you with up-to-date information to help you make informed decisions. Through American Century Brokerage, you have unlimited free access to news, quotes, charting, and other research services, such as Lipper, Inc. Mutual Fund Profile Reports and S&P Snapshot Reports.
Also, you can use Model Portfolio to track up to 20 securities.

Meet Your Goals with FundScan(tm)

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FundScan(tm). By customizing a list of mutual funds to best meet your investment
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funds.

For more information about  how you can become an American Century Brokerage investor, visit our Web site at  www.americancentury.com or call a Product and
Service Specialist at 1-888-367-7755.

[left margin]

FLORIDA INTERMEDIATE-TERM MUNICIPAL
(ACBFX)
---------------------------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY
FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

Receive Your Annual Reports Online
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Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers III, seated, with James E. Stowers, Jr.]
James E. Stowers III, seated, with James E. Stowers, Jr.

     The past year demonstrated why investors should focus on long-term investment strategies and maintain diversified portfolios. The consensus expectation going into 1999 was that U.S. economic growth would slow,  bonds would perform well, and stocks would cool off. Instead, the reverse happened--the economy accelerated, stocks posted excellent returns, and bonds suffered their worst year  since 1994.

     Increasing inflation anxiety and rising interest rates set the tone for the
U.S. bond market and helped determine the six-month performance of the American
Century Florida Intermediate-Term Municipal fund. But equally important, from a longer-term perspective, the fund maintained low expenses and a competitive yield, key factors that remain consistent no matter how bond market conditions may change.

     Turning to corporate matters, we are constantly looking for ways to lower the costs of trading securities and generate better returns for shareholders. To that end, we have made strategic investments in several companies that allow buyers and sellers of securities to connect directly, efficiently, and anonymously. Savings in this area directly affect the performance of your funds

     We're also pleased to announce that American Century has been named by
Fortune magazine as one of its "100 Best Companies to Work For." In addition, American Century's investor account statement is the first fund company statement to win the Communications Seal from DALBAR, Inc., an independent financial services research firm.

     We do not take this recognition lightly -- acknowledgements like these enable us to attract and retain talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and one that is essential in our effort to provide you with excellent investment management and service.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder               Vice Chairman of the Board and
                                                       Chief Executive Officer

[right margin]

   Report Highlights .......................................................   2
   Market Perspective ......................................................   3
FLORIDA INTERMEDIATE-TERM MUNICIPAL

   Portfolio Composition
      by Credit Rating .....................................................   6
   Schedule of Investments .................................................   7
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ..........................................................  10
   Statement of Operations .................................................  11
   Statements of Changes
      in Net Assets ........................................................  12
   Notes to Financial
      Statements ...........................................................  13
   Financial Highlights ....................................................  15
OTHER INFORMATION
   Background Information
      Investment Philosophy
         and Policies ......................................................  16
      Comparative Indices ..................................................  16
      Lipper Rankings ......................................................  16
      Credit Rating
         Guidelines ........................................................  16
      Investment Team
         Leaders ...........................................................  16
   Glossary ................................................................  17

                                                www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   Rising interest rates and weak demand eroded municipal bond prices and returns during the six months ended November 30, 1999.

*   The U.S. economy grew at a 5.7% annual rate in the third quarter of 1999, and the U.S. unemployment rate hit a 29-year low.

*   In response, the Federal Reserve (the U.S. central bank) raised short-term interest rates three times, pushing municipal bond yields toward two-year highs.

*   The strong U.S. economy helped boost the tax collections and revenues of municipal issuers around the country, improving the overall credit quality of the municipal market.

MANAGEMENT Q&A

*   Florida Intermediate-Term Municipal continued to perform very well compared with its Lipper peers, though returns were limited due to the difficult investment environment.

*   The fund ranked second in its Lipper group for the one-year period ended
    November 30, 1999, and ranked first for the corresponding three- and five-year periods. (See page 4 for fund performance comparisons.)

*   Careful yield curve analysis, diligent credit research, and effective duration management played an important role in performance.

*   During the majority of the six months, the fund was essentially
    "barbelled," or more heavily invested in two- to four-year and
    10- to 12-year securities than in maturities in the middle.

*   We kept the portfolio's sensitivity to interest rate changes fairly neutral compared with the fund's Lipper peers, adding or subtracting a little as conditions warranted.

[left margin]

                FLORIDA INTERMEDIATE-TERM
                    MUNICIPAL (ACBFX)
       TOTAL RETURNS:             AS OF 11/30/99
          6 Months                        -0.73%*
          1 Year                           0.00%
       30-DAY SEC YIELD:                   4.41%
       INCEPTION DATE:                   4/11/94
       NET ASSETS:                 $49.0 million

* Not annualized.

See Total Returns on page 4.

Investment terms are defined in the Glossary on pages 17-18.

2      1-800-345-2021

Market Perspective from Randall W. Merk
--------------------------------------------------------------------------------
[photo of Randall W. Merk]
Randall W. Merk, chief investment officer of fixed income at American Century

MUNICIPAL BOND PERFORMANCE

     Rising interest rates and weak demand eroded municipal bond prices and returns during the six months ended November 30, 1999 (see the accompanying return table).

     Relatively high demand from individual investors helped intermediate-term municipal securities maintain their value better than longer-term municipals, which suffered from heavy selling by institutional investors.

ECONOMIC GROWTH FANS  INFLATION FEARS

     Continued strong U.S. economic growth fanned inflation fears and triggered higher interest rates. The U.S. economy grew at a 5.7% annual rate in the third quarter of 1999, and the U.S. unemployment rate hit a 29-year low. In response, the Federal Reserve (the U.S. central bank) raised short-term interest rates three times, pushing municipal bond yields toward two-year highs. These higher yields were the silver lining to a gloomy bond environment in 1999. For an investor in the top federal tax bracket (39.6%), a 30-year AAA municipal bond that yielded 5.73% on November 30 (up from 5.08% on May 31) offered a tax-equivalent yield of 9.49%. That compared very favorably with the 6.29% yield of the 30-year U.S. Treasury bond at the end of November.

THE CORPORATE CONNECTION

     Surprisingly, the fate of municipal bonds was tied closely to the performance of corporate bonds. Corporate securities became extremely cheap during the fall months as companies hurried to issue debt in advance of potential Y2K problems and higher interest rates. Corporate securities offered such attractive yields in the third quarter that institutional investors, such as insurance companies, sold their municipal holdings and bought corporates instead. Corporate bonds have subsequently rebounded in price (and their yields have fallen) as issuance diminished. As a result, municipals look comparatively more attractive again.

     Municipal bonds are particularly attractive relative to U.S. Treasury bonds. While municipal yields have historically been about 85% of comparable
U.S. Treasury yields, that ratio climbed to over 90% in November, a good municipal value indicator.

SECTOR HIGHLIGHTS

     The strong U.S. economy helped boost the tax collections and revenues of municipal issuers around the country, improving the overall credit quality of the municipal market. General obligation bonds were particularly strong.
Hospital bonds, on  the other hand, were disappointing. They suffered from a combination of heightened industry competition, reduced federal payments, and the refusal of municipal bond insurers  to insure lower-quality tiers of the hospital sector.

[right margin]

"RISING INTEREST RATES AND WEAK DEMAND ERODED MUNICIPAL  BOND PRICES AND
RETURNS DURING THE SIX MONTHS ENDED NOVEMBER 30, 1999."

MUNICIPAL BOND INDEX RETURNS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
   MERRILL LYNCH 0- TO 3-YEAR
      MUNICIPAL INDEX            -1.14%
   LEHMAN BROS. 5-YEAR
      MUNICIPAL GO INDEX          0.06%
   LEHMAN BROS. LONG-TERM
      MUNICIPAL BOND INDEX       -5.33%

Source: Lipper Inc. and Russell/Mellon Analytical Services

[line graph - data below]

RISING MUNICIPAL YIELD CURVE
             5/31/99         11/30/99
YEARS TO
MATURITY
1            3.29%            3.89%
2            3.52%            4.12%
3            3.71%            4.30%
4            3.88%            4.44%
5            4.00%            4.55%
6            4.10%            4.64%
7            4.19%            4.72%
8            4.28%            4.80%
9            4.37%            4.88%
10           4.45%            4.96%
11           4.53%            5.06%
12           4.61%            5.14%
13           4.67%            5.22%
14           4.75%            5.30%
15           4.84%            5.38%
16           4.88%            5.44%
17           4.92%            5.50%
18           4.96%            5.56%
19           4.99%            5.62%
20           5.02%            5.68%
21           5.03%            5.68%
22           5.04%            5.69%
23           5.05%            5.69%
24           5.05%            5.70%
25           5.06%            5.71%
26           5.06%            5.71%
27           5.06%            5.71%
28           5.07%            5.72%
29           5.07%            5.72%
30           5.08%            5.73%

Source: Bloomberg Financial Markets

                                                www.americancentury.com      3

Florida Intermediate-Term Municipal--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

                 FLORIDA                                FLORIDA INTERM.
               INTERMEDIATE-   LEHMAN 5-YEAR        MUNICIPAL DEBT FUNDS(2)
              TERM MUNICIPAL     GO INDEX       AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)      -0.73%            0.06%           -1.30%            --
1 YEAR            0.00%            1.49%           -0.92%        2 OUT OF 15
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS(3)        4.67%            4.37%            3.36%        1 OUT OF 13
5 YEARS(3)        6.53%            6.05%            5.57%        1 OUT OF 11
LIFE OF FUND(3)   5.70%           5.39%(4)         4.61%(4)     1 OUT OF 10(4)

The fund's inception date was 4/11/94.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Returns and rankings would have been lower if management fees had not been waived.

(4)  Since 4/30/94, the date nearest the fund's inception for which return data are available.

See pages 16-17 for more information about returns, the comparative index, and
Lipper fund rankings.

[mountain graph - data below]

GROWTH OF $10,000 OVER LIFE OF FUND
Value on 11/30/1999
Florida Intermediate-Term Municipal     $13,551
Lehman 5-Year GO Index                  $13,355

                     Florida
                 Intermediate-Term   Lehman 5-Year
                    Municipal          GO Index
DATE                  VALUE              VALUE
4/30/1994            $10,000            $10,000
6/30/1994            $10,054             $9,996
9/30/1994            $10,173            $10,077
12/31/1994           $10,031            $10,044
3/31/1995            $10,539            $10,450
6/30/1995            $10,811            $10,717
9/30/1995            $11,068            $11,010
12/31/1995           $11,396            $11,211
3/31/1996            $11,338            $11,246
6/30/1996            $11,361            $11,295
9/30/1996            $11,561            $11,479
12/31/1996           $11,812            $11,730
3/31/1997            $11,830            $11,711
6/30/1997            $12,205            $12,002
9/30/1997            $12,514            $12,264
12/31/1997           $12,784            $12,490
3/31/1998            $12,918            $12,636
6/30/1998            $13,094            $12,764
9/30/1998            $13,496            $13,115
12/31/1998           $13,613            $13,218
3/31/1999            $13,699            $13,354
6/30/1999            $13,476            $13,199
9/30/1999            $13,516            $13,316
11/30/1999           $13,551            $13,355

$10,000 investment made 4/30/94(4)

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The
Lehman 5-Year GO Index is provided for comparison in each graph. Florida
Intermediate-Term Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDING NOVEMBER 30)

                     Florida
                 Intermediate-Term     Lehman 5-Year
                    Municipal            GO Index
DATE                 RETURN               RETURN
11/30/1994*          -1.24%               -0.07%
11/30/1995           14.39%               11.99%
11/30/1996            4.61%                5.36%
11/30/1997            6.78%                5.38%
11/30/1998            7.39%                6.32%
11/30/1999            0.00%                1.49%

* From 4/30/94 (the date nearest the fund's inception for which index data are available) to 11/30/94.

4      1-800-345-2021

Florida Intermediate-Term Municipal--Q&A
--------------------------------------------------------------------------------
[photo of Ken Salinger]

     An interview with Ken Salinger, a portfolio manager on the Florida
Intermediate-Term Municipal fund investment team.

HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999?

     Florida Intermediate-Term Municipal continued to perform very well compared with its Lipper peers, though returns were limited due to the difficult investment environment (see page 3). The fund returned -0.73%, compared with the
-1.30% average return of the 15 funds in Lipper's "Florida Intermediate
Municipal Debt Funds" category. The fund's benchmark, the Lehman 5-Year GO
Index, was basically flat for the period, returning 0.06%. (See page 4 for other fund performance comparisons.)

     Longer-term performance against the peer group was even more impressive.
Florida Intermediate-Term Municipal ranked second in its Lipper group for the one-year period ended November 30, 1999, and ranked first for the corresponding three- and five-year periods.

     In addition, Florida Intermediate-Term Municipal's 30-day SEC yield of
4.41% as of the end of November compared favorably with the 4.06% average yield of its Lipper category.

WHAT WERE SOME OF THE MAIN FACTORS BEHIND FLORIDA INTERMEDIATE-TERM MUNICIPAL'S
SOLID RELATIVE PERFORMANCE?

     As we've mentioned in previous reports, careful yield curve analysis, diligent credit research, and effective duration management were partially responsible for the fund's ongoing success.

     Low expenses also continued to boost performance: fund expenses as of
November 30, 1999, were 0.51%, versus the 0.91% average for the fund's Lipper group. Adjustments to the portfolio's maturity structure were another important ingredient.

CAN YOU TALK ABOUT THOSE MATURITY ADJUSTMENTS IN A BIT MORE DETAIL?

     Basically, we looked at yield spreads--the yield differences between bonds with different credit ratings or maturities--to determine which bond maturities looked the most attractive based on prices and yields. We then screened those securities for ones that matched our strict credit criteria and selectively added them to the portfolio.

     When making these purchases, we periodically adjusted the portfolio's maturity structure--the ratio of short- to long-term municipals. During the majority of the six months, the fund was essentially "barbelled," or more heavily invested in two- to four-year and 10- to 12-year securities than in maturities in the middle. We employed the barbell structure to take advantage of shifts in the municipal yield curve--a graphic representation of the relationship between bond yields and maturities (see the graph on page 3).

[right margin]

"FLORIDA INTERMEDIATE-TERM MUNICIPAL RANKED SECOND IN ITS LIPPER GROUP FOR
THE ONE-YEAR PERIOD ENDED NOVEMBER 30, 1999."

YIELDS AS OF NOVEMBER 30, 1999
30-DAY SEC YIELD             4.41%
30-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET         6.13%
   31.0% TAX BRACKET         6.39%
   36.0% TAX BRACKET         6.89%
   39.6% TAX BRACKET         7.30%

PORTFOLIO AT A GLANCE
                            11/30/99      5/31/99
NUMBER OF SECURITIES           67           59
WEIGHTED AVERAGE
   MATURITY                  8.8 YRS      9.1 YRS
AVERAGE DURATION             5.4 YRS      5.6 YRS
EXPENSE RATIO                0.51%*        0.51%

* Annualized.

Investment terms are defined in the Glossary on pages 17-18.

                                                www.americancentury.com      5

Florida Intermediate-Term Municipal--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     Generally speaking, a barbell structure performs well when short-term rates rise faster than long-term ones, which was the case during the period.

YOU ALSO MADE SOME TRADES BASED ON SHIFTING DEMAND FOR DIFFERENT TYPES OF
MUNICIPAL SECURITIES. CAN YOU EXPLAIN  THIS STRATEGY?

     Discount, par, and premium securities appeal to different portions of the market. (Discount bonds trade below face value, usually because their rates are lower than the prevailing interest rate. Par bonds trade at face value. Premium bonds trade at prices above face value, usually because their coupons are higher than the prevailing market interest rate.)

     Individual investors tend to buy par bonds, while institutional investors often favor discount or premium bonds. But demand from both types of investors fluctuates. We use those fluctuations as opportunities to boost returns. For example, we'll sell par bonds to individual investors when demand is relatively strong while buying bonds from institutions when demand is relatively weak.

HOW DID YOU MANAGE THE PORTFOLIO'S DURATION?

     We kept the portfolio's sensitivity to interest rate changes fairly neutral compared with the fund's Lipper peers, adding or subtracting a little as conditions warranted. That meant keeping duration in a range around 5.4-5.8 years. That conservative choice helped mitigate losses as bond yields rose throughout the six months.

SPEAKING OF BOND YIELDS, WHAT'S YOUR OUTLOOK FOR THE FLORIDA MUNICIPAL MARKET?

     It's difficult to properly gauge what Florida's municipal market may look like in the new year. On the credit quality front, conditions in Florida remain generally sound. Tourism, real estate markets, and job growth are still strong, while the state's unemployment rate remains low. And with Latin America seemingly on the rebound, exports to that region could rise in the year ahead.

     On the other hand, municipal bond yields are currently at highs not seen since before 1998's global economic crisis. Robust U.S. economic growth, which surged ahead at a 5.7% annual pace during the third quarter of 1999, helped convince the Federal Reserve to raise short-term interest rates three times in
1999. If the U.S. economy keeps growing at that rate, we may be in for further
Fed intervention and more of the disappointing municipal bond returns that we've seen during the last half of 1999.

     By the same token, though, if growth moderates or slows as a result of rising interest rates, and inflation remains well contained, the outlook for the municipal market could begin looking brighter.

GIVEN THAT OUTLOOK, WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

     We plan to keep duration conservatively positioned for now and will probably maintain a basically barbelled maturity structure until market conditions change. We will also continue to leverage our skilled credit analysis team to locate securities that we believe are undervalued and have the chance to enhance returns.

[left margin]

TOP FIVE SECTORS (AS OF 11/30/99)
                          % OF FUND INVESTMENTS
GO                                  19%
TRANSPORTATION REVENUE              14%
HOSPITAL REVENUE                    10%
HOUSING REVENUE                      8%
ELECTRIC REVENUE                     8%

TOP FIVE SECTORS (AS OF 5/31/99)
                          % OF FUND INVESTMENTS
TRANSPORTATION REVENUE              20%
GO                                  19%
HOUSING REVENUE                     10%
ELECTRIC REVENUE                     9%
SALES TAX REVENUE                    8%

PORTFOLIO COMPOSITION BY
CREDIT RATING
                  % OF FUND INVESTMENTS
                AS OF              AS OF
               11/30/99           5/31/99
AAA              63%                67%
AA               21%                21%
A                 7%                 5%
BBB               9%                 7%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
16 for more information.

6      1-800-345-2021

Florida Intermediate-Term Municipal--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.2%
FLORIDA -- 82.8%
              $   505,000  Atlantic Beach Health Care
                              Facilities Rev., (Fleet Landing),
                              5.00%, 10/1/00 (ACA)(1)               $   507,409
                  300,000  Broward County School District
                              GO, 6.75%, 2/15/00                        301,722
                1,000,000  Cocoa Water and Sewer Rev.,
                              4.50%, 10/1/26 (FGIC)                     796,040
                  250,000  Dade County Aviation Rev., Series
                              1995 E, 5.50%, 10/1/10
                              (AMBAC)                                   256,942
                1,000,000  Dade County Aviation Rev., Series
                              1997 A, (Miami International
                              Airport), 5.50%, 10/1/02
                              (FSA)                                   1,025,080
                  500,000  Duval County School District GO,
                              6.25%, 8/1/05 (AMBAC)                     526,155
                  500,000  East County Water Control District
                              Rev., 5.375%, 11/1/01 (Asset
                              Guaranty)                                 508,630
                  235,000  Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., 6.00%, 4/1/02
                              (GNMA/FNMA)                               240,962
                  215,000  Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., Series 1998 A,
                              4.80%, 4/1/06
                              (GNMA/FNMA)                               212,297
                  340,000  Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., Series 1998 A,
                              4.85%, 4/1/07
                              (GNMA/FNMA)                               333,710
                1,650,000  Florida Board of Education
                              Capital Outlay GO, Series
                              1995 C, 5.50%, 6/1/12
                              (MBIA)                                  1,672,935
                1,000,000  Florida Board of Education
                              Capital Outlay GO, Series
                              1998 A, 5.25%, 6/1/11                   1,004,080
                1,500,000  Florida Board of Education
                              Capital Outlay GO, Series
                              1998 D, 5.25%, 6/1/10                   1,516,215
                1,000,000  Florida Board of Education
                              Capital Outlay GO, Series
                              1999 B, 4.50%, 6/1/24
                              (MBIA)                                    802,730
                  750,000  Florida Board of Education
                              Capital Outlay Rev., Series
                              2000 D, 5.75%, 6/1/22(1)                  727,365

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $1,000,000  Florida Division Board Financial
                              Department of General Services
                              Rev., Series 1999 A,
                              (Department of Environmental
                              Protection - Preservation 2000),
                              5.25%, 7/1/12 (FGIC)                  $   995,850
                  350,000  Florida Housing Finance Agency
                              Multifamily Housing Rev., 5.35%,
                              6/1/00 (GTEED)                            351,533
                  450,000  Florida Housing Finance Agency
                              Rev., (Williamsburg Village
                              Apartments), 5.60%, 12/1/07
                              (AMBAC)                                   464,036
                  500,000  Florida Housing Finance Agency
                              Rev., (Windwood), 5.65%,
                              12/1/07 (AXA Insurance)                   509,925
                1,395,000  Florida Housing Finance Corp.
                              Rev., Series 1999-2,
                              (Homeowner Mortgage), 4.60%,
                              1/1/21 (FSA)                            1,362,901
                1,000,000  Florida Ports Financing
                              Commission Rev., 4.75%,
                              10/1/07 (FGIC)                            984,840
                1,000,000  Florida Turnpike Auth. Rev., Series
                              1993 A, (Department of
                              Transportation), 5.00%, 7/1/16
                              (FGIC)                                    918,950
                  350,000  Gainesville Utilities System Rev.,
                              Series 1996 A, 5.75%,
                              10/1/09                                   370,034
                  425,000  Gateway Services District Water
                              Management Benefit Tax Rev.
                              Special Assessment, (First
                              Assessment Area), 4.00%,
                              10/1/01 (MBIA)                            423,606
                1,260,000  Hillsborough County Industrial
                              Development Auth. Rev., Series
                              1999 A, (University Community
                              Hospital), 4.90%, 8/15/07               1,202,859
                  400,000  Hillsborough County Port District
                              Special Rev., 6.50%, 6/1/04
                              (FSA)                                     428,160
                  525,000  Indian Trace Community
                              Development District Water
                              Management Special Benefit
                              Assessment, 5.00%, 5/1/10
                              (MBIA)                                    520,564
                  400,000  Indian Trace Community
                              Development District Water
                              Management Special Benefit
                              Assessment, Series 1995 A,
                              5.25%, 5/1/03 (MBIA)                      409,840
                  500,000  Jacksonville Electric Auth. Rev.,
                              Series 1995 6-C, (St. John's
                              River Power), 6.50%, 10/1/01              516,410
                2,065,000  Jacksonville Electric Auth. Rev.,
                              Series 1997 A, (Water and
                              Sewer System), 4.10%,
                              10/1/00(2)                              2,066,673

See Notes to Financial Statements                www.americancentury.com      7

Florida Intermediate-Term Municipal--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $1,250,000  Jacksonville Excise Tax Rev.,
                              5.20%, 10/1/04 (FGIC)                 $ 1,270,525
                1,000,000  Jacksonville Health Facilities
                              Auth. Hospital Rev., Series
                              1999 C, (Charity Obligated
                              Group), 5.25%, 8/15/19                    917,680
                1,050,000  Jacksonville Sales Tax Rev., (River
                              City Renaissance), 6.00%,
                              10/1/02 (FGIC)                          1,097,250
                  550,000  Lee County Industrial
                              Development Health Care
                              Facilities Auth. Rev., Series
                              1999 A, (Shell Point Village),
                              5.50%, 11/15/09                           535,447
                1,000,000  Lee County Rev., Series 1997 A,
                              5.75%, 10/1/11 (MBIA)                   1,056,690
                  650,000  Miami Packing Facilities Rev.,
                              5.25%, 10/1/15 (MBIA)                     627,920
                1,000,000  Miami-Dade County Aviation Rev.,
                              Series 1998 A, 5.00%,
                              10/1/06 (FGIC)                          1,000,220
                1,000,000  Miami-Dade County Educational
                              Facilities Auth. Rev., Series
                              1999 A, 5.75%, 4/1/14
                              (AMBAC)(1)                              1,028,870
                1,015,000  Northern Palm Beach County
                              Improvement District Special
                              Assessment, (Unit Development
                              18), 4.90%, 8/1/13 (MBIA)                 967,163
                  160,000  Orange County Health Facilities
                              Auth. Rev., Series 1996 A,
                              6.00%, 10/1/04 (MBIA)                     168,998
                  390,000  Orange County Health Facilities
                              Auth. Rev., Series 1996 A,
                              6.00%, 10/1/04 (MBIA)(3)                  412,971
                1,000,000  Orlando and Orange County
                              Expressway Auth. Rev., 5.10%,
                              7/1/04 (FGIC)(2)                        1,013,270
                  450,000  Orlando and Orange County
                              Expressway Auth. Rev., 6.50%,
                              7/1/11 (FGIC)                             504,369
                  500,000  Orlando Utilities Commission
                              Water & Electric Rev.,
                              5.70%, 10/1/04                            525,005
                  700,000  Pembroke Pines Capital
                              Improvement Rev., 4.625%,
                              12/1/13 (AMBAC)                           638,491
                  500,000  Pensacola Airport Rev., Series
                              1997 B, 5.40%, 10/1/07
                              (MBIA)                                    512,050
                  300,000  Pensacola Airport Rev., Series
                              1998 A, 6.00%, 10/1/01
                              (MBIA)                                    308,652
                  360,000  Pinellas County Educational
                              Facilities Auth. Rev., (Barry
                              University), 4.45%, 10/1/01               358,276
                  430,000  Pinellas County Educational
                              Facilities Auth. Rev., (Barry
                              University), 4.75%, 10/1/05               418,863

Principal Amount                                                       Value
--------------------------------------------------------------------------------

              $   450,000  Pinellas County Educational
                              Facilities Auth. Rev., (Barry
                              University), 4.85%, 10/1/06           $   436,824
                  300,000  Plantation Health Facilities Auth.
                              Rev., (Covenant Village of
                              Florida Inc.), 4.45%, 12/1/04             286,071
                  300,000  Plantation Health Facilities Auth.
                              Rev., (Covenant Village of
                              Florida Inc.), 4.55%, 12/1/05             283,878
                  300,000  Plantation Health Facilities Auth.
                              Rev., (Covenant Village of
                              Florida Inc.), 4.70%, 12/1/07             278,328
                1,000,000  Polk County Housing Finance
                              Auth. Multifamily Housing Rev.,
                              Series 1997 A, (Winter Oaks
                              Apartments), 5.25%, 7/1/07
                              (FNMA)                                  1,002,710
                  300,000  Reedy Creek Improvement
                              District Utility Rev., Series
                              1991-1, 6.25%, 10/1/01,
                              Prerefunded at 101% of Par
                              (MBIA)(3)                                 313,437
                  400,000  St. Cloud Utility Rev., 6.40%,
                              8/1/06 (MBIA)                             419,952
                1,000,000  Tampa Tax Allocation, (H. Lee
                              Moffitt Cancer Center), 4.625%,
                              3/1/04 (AMBAC)                          1,000,320
                1,000,000  Tampa Utility Tax Rev., Series
                              1999 A, 4.75%, 10/1/11
                              (FSA)                                     956,690
                  500,000  Volusia County School District
                              GO, 6.20%, 8/1/03 (FGIC)                  523,350
                  500,000  West Orange Healthcare District
                              Rev., Series 1999 A, 4.60%,
                              2/1/01                                    498,720
                  500,000  West Orange Healthcare District
                              Rev., Series 1999 A, 5.25%,
                              2/1/02                                    502,420
                                                                    -----------
                                                                     41,823,863
                                                                    -----------
PUERTO RICO -- 10.4%
                2,500,000  Puerto Rico Commonwealth
                              Aqueduct & Sewer Auth.
                              Rev., Series 1985 A, 9.00%,
                              7/1/05, Prerefunded at 100%
                              of Par (FSA)(3)                         2,933,725
                1,350,000  Puerto Rico Commonwealth GO,
                              5.00%, 7/1/04                           1,368,428
                1,000,000  Puerto Rico Electric Power Auth.
                              Rev., Series 1997 AA, 5.25%,
                              7/1/16 (MBIA)                             966,120
                                                                    -----------
                                                                      5,268,273
                                                                    -----------
VIRGIN ISLANDS -- 3.0%
                1,500,000  Virgin Islands Public Finance Auth.
                              Rev., Series 1999 A, 5.00%,
                              10/1/03                                 1,503,015
                                                                    -----------
TOTAL MUNICIPAL SECURITIES                                           48,595,151
                                                                    -----------
   (Cost $49,002,197)

8      1-800-345-2021                         See Notes to Financial Statements

Florida Intermediate-Term Municipal--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.8%
              $   900,000  Florida Board of Education Capital
                              Outlay GO Trust Receipts,
                              VRDN, 3.80%, 12/1/99
                              (SBBPA: Societe Generale)
                              (Acquired 11/29/99, Cost
                              $900,000)(4)                          $   900,000
                1,000,000  Palm Beach County Health
                              Facilities Auth. Rev., Series
                              1999 B, (Hospital Improvement),
                              VRDN, 3.85%, 12/1/99
                              (Guaranteed: Boca Raton
                              Community Hosp. &
                              Foundation)                             1,000,000
                                                                    -----------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 1,900,000
                                                                    -----------
   (Cost $1,900,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $50,495,151
                                                                    ===========
   (Cost $50,902,197)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

AXA = AXA Insurance Co.

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

GTEED = Connecticut General Life Guaranty Agreement

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
November 30, 1999.

(1)  When-issued security.

(2)  Security, or a portion thereof, has been segregated at the custodian bank or broker for a when-issued security.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement, and unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 1999 was $900,000 which represented 1.8% of net assets.

See Notes to Financial Statements               www.americancentury.com      9

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

NOVEMBER 30, 1999 (UNAUDITED)

ASSETS
Investment securities, at value
  (identified cost of $50,902,197)
  (Note 3) ................................................        $ 50,495,151
Cash ......................................................              37,730
Interest receivable .......................................             766,262
                                                                   ------------
                                                                     51,299,143
                                                                   ------------

LIABILITIES
Payable for investments purchased .........................           2,267,777
Dividends payable .........................................              23,529
Accrued management fees (Note 2) ..........................              19,848
Payable for trustees' fees and expenses ...................                 187
                                                                   ------------
                                                                      2,311,341
                                                                   ------------
Net Assets ................................................        $ 48,987,802
                                                                   ============

CAPITAL SHARES
Outstanding (unlimited number
  of shares authorized) ...................................           4,801,784
                                                                   ============

Net Asset Value Per Share .................................        $      10.20
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in ...........................................        $ 49,741,534
Accumulated net realized loss
  on investments ..........................................            (346,686)
Net unrealized depreciation
  on investments (Note 3) .................................            (407,046)
                                                                   ------------
                                                                   $ 48,987,802
                                                                   ============

10      1-800-345-2021                        See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest .................................................          $ 1,092,067
                                                                    -----------
Expenses (Note 2):
Management fees ..........................................              114,303
Trustees' fees and expenses ..............................                1,372
                                                                    -----------
                                                                        115,675
                                                                    -----------
Net investment income ....................................              976,392
                                                                    -----------

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS (NOTE 3)
Net realized loss on investments .........................             (388,178)
Change in net unrealized
  appreciation on investments ............................             (914,330)
                                                                    -----------

Net realized and unrealized loss
  on investments .........................................           (1,302,508)
                                                                    -----------

Net Decrease in Net Assets
  Resulting from Operations ..............................          $  (326,116)
                                                                    ===========

See Notes to Financial Statements              www.americancentury.com      11

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MAY 31, 1999

Increase in Net Assets                            NOV. 30, 1999    MAY 31, 1999

OPERATIONS
Net investment income ........................    $    976,392     $  1,457,298
Net realized gain (loss) on investments ......        (388,178)         290,688
Change in net unrealized
  appreciation on investments ................        (914,330)        (239,507)
                                                  ------------     ------------
Net increase (decrease) in net
  assets resulting from operations ...........        (326,116)       1,508,479
                                                  ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...................        (976,392)      (1,457,298)
From net realized gains on
  investment transactions ....................            --           (381,472)
                                                  ------------     ------------
Decrease in net assets from
  distributions to shareholders ..............        (976,392)      (1,838,770)
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ....................      18,842,754       36,435,233
Proceeds from reinvestment
  of distributions ...........................         553,166        1,056,236
Payments for shares redeemed .................     (13,484,202)     (22,387,798)
                                                  ------------     ------------
Net increase in net assets
  from capital share transactions ............       5,911,718       15,103,671
                                                  ------------     ------------

Net increase in net assets ...................       4,609,210       14,773,380

NET ASSETS
Beginning of period ..........................      44,378,592       29,605,212
                                                  ------------     ------------
End of period ................................    $ 48,987,802     $ 44,378,592
                                                  ============     ============

TRANSACTIONS IN SHARES
OF THE FUND
Sold .........................................       1,844,263        3,423,113
Issued in reinvestment
  of distributions ...........................          53,968           99,204
Redeemed .....................................      (1,321,668)      (2,100,988)
                                                  ------------     ------------
Net increase .................................         576,563        1,421,329
                                                  ============     ============

12      1-800-345-2021                        See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Florida Intermediate-Term Municipal Fund (the fund) is one of the eight funds issued by the trust. The fund is non-diversified under the 1940 Act. Its investment objective is to seek as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and conservation of shareholders' capital. The fund invests primarily in Florida municipal obligations. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of Florida than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Portfolio securities held by the fund are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

    On December 10, 1999, the fund declared and paid a dividend of $0.0081 per share from short-term net realized gains on investments and $0.0008 per share from long-term net realized gains on investments to shareholders of record on that date.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    FUTURES CONTRACTS -- The fund may buy and sell interest rate futures contracts relating to debt securities and write and buy put and call options relating to interest rate futures contracts. The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index. One of the risks of entering into futures contracts is the possibility that the changes in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value
(initial margin). Subsequent payments (variation margin) are made or received daily,  in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as an unrealized  gain or loss. The fund recognizes a realized gain or loss when the contract is closed or expires. There were no open futures contracts at November 30, 1999.

    ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century
Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACIM. The fee is calculated daily and paid monthly. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for  the Investment Category Fee range from
0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2900% to
0.3100%. For  the six months ended November 30, 1999, the effective annual management fee was 0.51%.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, and the trust's transfer agent, American Century Services Corporation.

                                               www.americancentury.com      13

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
3.  INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 1999 were $35,450,682 and
$28,504,197, respectively.

    At November 30, 1999, accumulated net unrealized depreciation was $407,046, which consisted of unrealized appreciation of $272,136 and unrealized depreciation of $679,182. The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------
4.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, entered into an unsecured $570,000,000 bank line of credit agreement with Chase Manhattan Bank.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.40%. Effective December 21, 1999, borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. The fund did not borrow from the line during the six months ended November 30, 1999.

14      1-800-345-2021

Florida Intermediate-Term Municipal--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                      1999(1)        1999         1998        1997         1996         1995
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ............... $10.50        $10.56       $10.34      $10.18       $10.30       $10.11
                                    -----------   ----------   ---------   ----------   ----------   ---------
Income From Investment
  Operations
  Net Investment Income .............  0.22          0.44         0.45        0.46         0.52         0.52
  Net Realized and Unrealized
  Gain (Loss) on
   Investment Transactions .......... (0.30)         0.05         0.38        0.20        (0.08)        0.19
                                    -----------   ----------   ---------   ----------   ----------   ---------
  Total From Investment Operations .. (0.08)         0.49         0.83        0.66         0.44         0.71
                                    -----------   ----------   ---------   ----------   ----------   ---------
Distributions
  From Net Investment Income ........ (0.22)        (0.44)       (0.45)      (0.46)       (0.52)       (0.52)
  From Net Realized Gains on
  Investment Transactions ...........   --          (0.11)       (0.16)      (0.04)       (0.04)         --
                                    -----------   ----------   ---------   ----------   ----------   ---------
  Total Distributions ............... (0.22)        (0.55)       (0.61)      (0.50)       (0.56)       (0.52)
                                    -----------   ----------   ---------   ----------   ----------   ---------
Net Asset Value, End of Period ...... $10.20        $10.50       $10.56      $10.34       $10.18       $10.30
                                    ===========   ==========   =========   ==========   ==========   =========
  Total Return(2) ................... (0.73)%        4.71%        8.20%       6.63%        4.34%        7.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............0.51%(3)        0.51%        0.54%       0.65%        0.13%         --
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) ...........0.51%(3)        0.51%        0.58%       0.86%        0.88%        1.09%
Ratio of Net Investment Income
  to Average Net Assets .............4.31%(3)        4.13%        4.28%       4.42%        5.05%        5.23%
Ratio of Net Investment Income
  to Average Net Assets
   (Before Expense Waiver) ..........4.31%(3)        4.13%        4.24%       4.21%        4.30%        4.14%
Portfolio Turnover Rate .............   63%          174%         154%         82%          66%          37%
Net Assets, End of Period
  (in thousands) ....................$48,988       $44,379       $29,605    $16,513       $10,319      $9,532

(1)  Six months ended November 30, 1999 (unaudited).

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements              www.americancentury.com      15

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     FLORIDA INTERMEDIATE-TERM MUNICIPAL invests primarily in intermediate-term
Florida municipal securities with maturities of four or more years. The fund maintains a weighted average maturity of 5-10 years.

     Depending on your tax status, investment income may be subject to the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

     Fund shares are intended to be exempt from the Florida intangibles tax.

COMPARATIVE INDICES

     The following indices are used in the report for fund performance comparisons. They are not investment products available for purchase.

     The MERRILL LYNCH 0- TO 3-YEAR MUNICIPAL INDEX has an average maturity of approximately two years. The bonds in the index have an average rating of AA1.

     The LEHMAN BROTHERS FIVE-YEAR MUNICIPAL GENERAL OBLIGATION INDEX has an
average maturity of five years. The bonds in that index are rated BBB or higher by Standard & Poor's, with an average rating of AA.

     The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of investment-grade municipal bonds with maturities greater than 22 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's FLORIDA INTERMEDIATE MUNICIPAL DEBT FUNDS category invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of 5-10 years

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. Ratings are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

     Securities rated AAA, AA, A, or BBB are considered "investment grade," meaning they're relatively safe from default.

[left margin]

INVESTMENT TEAM LEADERS

   Portfolio Managers
       KEN SALINGER
       DAVE MACEWEN

   Municipal Credit Research Director
       STEVEN PERMUT

16      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial
Highlights" on page 15.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

*   TAX-EQUIVALENT YIELDS show the taxable yields that investors in a federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

INVESTMENT TERMS

*   BASIS POINT -- a basis point equals one one-hundredth of a percentage point
(or 0.01%). Therefore, 100 basis points equal one percentage point  (or 1%).

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES --the number of different securities issuances held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.

*   AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in  a portfolio.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder's account.
(See Note 2 in the Notes to Financial Statements.)

TYPES OF MUNICIPAL SECURITIES

*   COPS/LEASES -- securities issued to finance public property improvements
(such as city halls and police stations) and equipment purchases. Certificates of participation represent long-term debt obligations, while leases have a higher risk profile than GOs because they require annual appropriation.

*   GO BONDS -- general obligation securities backed by the taxing power of the issuer.

*   LAND-SECURED BONDS -- securities such as Mello-Roos bonds and 1915-Act bonds that are issued to finance real estate development projects.

*   PREREFUNDED BONDS/ETM BONDS --securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than- market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

*   REVENUE BONDS --securities backed by revenues from sales taxes or from a specific project, system,  or facility (such as a hospital, electric utility, or water system).

                                                www.americancentury.com      17

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)
FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price fluctuation risk.

18      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                www.americancentury.com      19

Notes
--------------------------------------------------------------------------------

20      1-800-345-2021

[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term Tax-Free
Limited-Term Bond               CA Limited-Term Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Large Cap Value
Strategic Allocation --         Tax-Managed Value
   Moderate                     Income & Growth
Strategic Allocation --         Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

Veedot(reg.sm)                  Global Gold            Emerging Markets
New Opportunities                                      International Discovery
Giftrust(reg.tm)                                       International Growth
Vista                                                  Global Growth
Heritage
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time.
Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the
Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader  in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo (reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

                                                         Funds Distributor, Inc.
0001                               is the distributor for American Century funds
SH-SAN-19179                       (c)2000 American Century Services Corporation

[front cover]

NOVEMBER 30, 1999

AMERICAN CENTURY(reg.sm)
SEMIANNUAL REPORT

[graphic of runners]

Tax-Free Money Market

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

[inside front cover]

Investing with American Century Brokerage
--------------------------------------------------------------------------------

   American Century Brokerage offers investors a broad range of account types, investment choices, plus free online research and information  services.

   As a brokerage investor, you can choose from a Standard Account, Access
Account or IRA Account.

   Each of these accounts offers a broad range of investment choices, many of which are available online:

   * American Century and J.P. Morgan mutual funds

   * Mutual funds from more than 500 fund families, including more than 800 no-transaction fee (NTF) no-load funds

   * Listed and over-the-counter stocks

   * Equity and index options

   * Precious metals

   * ADRs (American Depository Receipts)

   * Treasury, agency, corporate, and municipal bonds

   * CDs (certificates of deposit)

   * UITs (unit investment trusts)

Research from J.P. Morgan

   J.P. Morgan's world-class global equity research is accessible online to  all brokerage investors initially for a 60-day free trial. After the free trial period, you can continue to access the research with a minimum of $100,000 in assets in an American Century brokerage or mutual fund account.

Online Research and Information Services

   American Century Brokerage provides you with up-to-date information to help you make informed decisions. Through American Century Brokerage, you have unlimited free access to news, quotes, charting, and other research services, such as Lipper, Inc. Mutual Fund Profile Reports and S&P Snapshot Reports.
Also, you can use Model Portfolio to track up to 20 securities.

Meet Your Goals with FundScan(tm)

   American Century Brokerage offers an online mutual fund screening service --
FundScan(tm). By customizing a list of mutual funds to best meet your investment goals, FundScan helps you narrow investment choices from thousands of available funds.

For more information about  how you can become an American Century Brokerage investor, visit our Web site at  www.americancentury.com or call a Product and
Service Specialist at 1-888-367-7755.

[left margin]

TAX-FREE MONEY MARKET
(BNTXX)
---------------------------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY
FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

Receive Your Annual Reports Online
--------------------------------------------------------------------------------

Manage Important Papers with Ease

   American Century gives you the choice to manage your important documents such as annual reports, prospectuses and newsletters online rather than via regular mail. Your link to American Century documents is a click away with our
Electronic Communication option.

   It's easy. It's convenient. It's paper free:

   * Receive links to documents by email

   * Download select documents and file electronically to save space  in your file cabinets

   * Read documents at your convenience

   It's easy to sign up for this program. Go to www.americancentury.com. Log in with your OnePIN and select an account on your Account List.* Then simply select the electronic communication link. Questions? Step through the online demonstration or call 1-800-345-2021. LOG IN AND TAKE CONTROL TODAY!

* Electronic communication is not available for American Century Brokerage accounts at this time.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers III, seated, with James E. Stowers, Jr.]
James E. Stowers III, seated, with James E. Stowers, Jr.

     The past year demonstrated why investors should focus on long-term investment strategies and maintain diversified portfolios. The consensus expectation going into 1999 was that U.S. economic growth would slow, bonds would perform well, and stocks would cool off. Instead, the reverse happened --
the economy accelerated, stocks posted excellent returns, and bonds suffered their worst year since 1994.

     Increasing inflation anxiety led the Federal Reserve to raise interest rates. That resulted in higher tax-free yields for the American Century Tax-Free
Money Market fund. But equally important, from a longer-term perspective,  the fund maintained low expenses and competitive yields, key factors that remain consistent no matter how market conditions may change.

     Turning to corporate matters, we are constantly looking for ways to lower the costs of trading securities and generate better returns for shareholders. To that end, we have made strategic investments in several companies that allow buyers and sellers of securities to connect directly, efficiently, and anonymously. Savings in this area directly affect the performance of your funds.

     We're also pleased to announce that American Century has been named by
Fortune magazine as one of its "100 Best Companies to Work For," and that American Century's investor account statement is the first fund company statement to win the Communications Seal from DALBAR, Inc., an independent financial services research firm.

     We do not take this recognition  lightly -- acknowledgements like these enable us to attract and retain talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and one that is essential in our effort to provide you with excellent investment management and service.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder               Vice Chairman of the Board and
                                                       Chief Executive Officer

[right margin]

   Frequently Asked
      Questions ............................................................   2
TAX-FREE MONEY MARKET

   Portfolio Composition
      by Credit Rating .....................................................   4
   Types of Investments
      in the Portfolio .....................................................   4
   Schedule of Investments .................................................   5
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ..........................................................   9
   Statement of Operations .................................................  10
   Statements of Changes
      in Net Assets ........................................................  11
   Notes to Financial
      Statements ...........................................................  12
   Financial Highlights ....................................................  13
OTHER INFORMATION
   Background Information
      Investment Philosophy
         and Policies ......................................................  14
      Lipper Rankings ......................................................  14
      Credit Rating
         Guidelines ........................................................  14
      Investment and Credit
         Research Teams ....................................................  14
   Glossary ................................................................  15

                                                www.americancentury.com      1

Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies. Give us a call,  and we will send you the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     Generally, there is an eight-business-day holding period for deposited funds (initial investments in a new account are held for 15 calendar days).
There is a one-business-day holding period for U.S. Treasury checks, money orders, and travelers' checks.

IS THERE A LIMIT ON THE NUMBER OF  CHECKS I CAN WRITE ON MY MONEY  MARKET
ACCOUNT?

     No. You can write as many checks as you like at no charge, as long as each check is for $100 or more.

IS THERE AN EASY WAY TO MOVE MONEY  FROM MY MONEY MARKET FUND INTO A  STOCK OR
BOND FUND?

     Yes. Moving money between funds is called an exchange, and there is no limit on the number of exchanges you can make out of a money market fund account. However, there is a limit of six exchanges per calendar year out of stock and bond fund accounts.

     Exchanges can be made by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021*

*    writing us a letter

HOW DO I DECIDE WHETHER A TAXABLE MONEY MARKET FUND OR A TAX-FREE MONEY MARKET
FUND IS RIGHT FOR ME?

     The most important factor to consider is your tax bracket. Tax-free money market funds typically offer lower yields than taxable funds, but you pay no federal income taxes on the income from a tax-free fund.

     If you are in one of the higher federal income tax brackets, taxes will eat up a big part of your income from a taxable money market fund, so a tax-free investment may be better for you. If you're in a lower tax bracket, then you can usually earn more in a taxable fund even after taxes are deducted.

     We can help you figure it out. If you give us a call and tell us what tax bracket you're in, we can tell you whether you're likely to earn more after-tax income in a tax-free or a taxable money market fund.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT
1-800-345-2021 OR E-MAIL US AT OUR WEB SITE, WWW.AMERICANCENTURY.COM.

* Before you can make an exchange by calling an Investor Relations
  Representative, using our Automated Information Line, or visiting our Web site, you first must have provided us with written authorization to do so.

[left margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

*   YOU CAN HAVE DISTRIBUTIONS DEPOSITED DIRECTLY INTO YOUR MONEY MARKET
    ACCOUNT. The money will be deposited the same day that the distributions are paid.

*   DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three days.

Contact our Investor Relations Representatives to set up either of these options.

2      1-800-345-2021

Tax-Free Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

                    TAX-FREE         TAX-EXEMPT MONEY MARKET FUNDS(2)
                  MONEY MARKET      AVERAGE RETURN      FUND'S RANKING
===========================================================================
6 MONTHS(1)          1.51%               1.36%                --
1 YEAR               2.93%               2.62%           12 OUT OF 134
===========================================================================
AVERAGE ANNUAL RETURNS
3 YEARS(3)           3.28%               2.90%           6 OUT OF 123
5 YEARS(3)           3.24%               3.02%           13 OUT OF 108
10 YEARS(3)          3.28%               2.84%           15 OUT OF 72

The fund's inception date was 7/31/84.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Returns and rankings would have been lower if management fees had not been waived.(+)

See pages 14-15 for more information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                              AS OF 11/30/99
NET ASSETS                    $263.1 MILLION
                       11/30/99           5/31/99
NUMBER OF SECURITIES      72                71
WEIGHTED AVERAGE
   MATURITY            60 DAYS            49 DAYS
EXPENSE RATIO           0.50%*            0.31%(+)

* Annualized.

YIELDS AS OF NOVEMBER 30, 1999
7-DAY CURRENT YIELD            3.38%
7-DAY EFFECTIVE YIELD          3.43%

7-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET           4.69%
   31.0% TAX BRACKET           4.90%
   36.0% TAX BRACKET           5.28%
   39.6% TAX BRACKET           5.60%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money  by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.

(+) American Century Investment Management, Inc. (ACIM) voluntarily waived its management fee from August 1, 1997, through July 31, 1998. Effective August
    1, 1998, ACIM began decreasing the waiver by 0.10% of fund net assets on a monthly basis until the waiver expired in December 1998. In absence of the waiver, the fund's expense ratio would have been 0.50% for the year ended
    May 31, 1999.

                                                www.americancentury.com      3

Tax-Free Money Market--Q&A
--------------------------------------------------------------------------------
[photo of Bryan Karcher]

     An interview with Bryan Karcher, a portfolio manager on the Tax-Free Money
Market fund investment team.

HOW DID TAX-FREE MONEY MARKET PERFORM DURING THE SIX MONTHS ENDED NOVEMBER 30,
1999?

     The fund performed well, beating the average return of the 133
"Tax-Exempt Money Market Funds" tracked by Lipper Inc. (See the previous page for fund returns and performance comparisons.)

     Tax-Free Money Market also provided more federal tax-free income than the average tax-exempt money market fund. As of November 30, 1999, the fund's  7-day current yield was 3.38%, compared with the 3.13% average yield of the Lipper group.

WHY DID TAX-FREE MONEY MARKET PERFORM SO WELL?

     One reason is that Tax-Free Money Market's expenses are lower than those of most tax-exempt money funds. Other things being equal, lower expenses mean higher yields for our shareholders.

     Another reason the fund continues to do well is our experience working with securities dealers who offer more attractive interest rates on variable-rate demand notes, or "floaters." We believe this market knowledge is instrumental in providing higher fund yields because, on average, floaters represent the largest percentage of fund holdings.

DID YOU MAKE ANY OTHER CHANGES TO THE PORTFOLIO?

     Yes, we also improved Tax-Free Money Market's yield by adding some one-year notes when yields rose in anticipation of rate increases by the Federal Reserve.
Notes offered attractive yields relative to floaters even taking into consideration the possibility of higher rates. Buying notes lengthened our weighted average maturity from about 50 days on May 31 to around 60 days by the end of November. However, the fund's weighting in notes rose only modestly because the new purchases were offset by some of our other notes maturing. As a result, we believe the portfolio is well positioned for any future Fed rate hikes.

WHAT'S YOUR OUTLOOK FOR MUNICIPAL MONEY MARKET RATES AND THE FUND?

     Many analysts expect the Federal Reserve to raise interest rates early in
2000. If that happens, we'd expect to see municipal money market yields rise accordingly.

     Supply and demand factors also often influence municipal yields early in the year. Demand for tax-free securities typically increases in January, when investors look to put money from coupon payments and maturing securities back to work. More demand often means higher prices and lower yields for municipal securities in January. As a result, we'd be inclined to maintain our current average maturity or extend it a little to lock in higher yields now until we get past January.

[left margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
            % OF FUND INVESTMENTS
             AS OF         AS OF
            11/30/99      5/31/99
SP1+          81%           75%
SP1           12%           18%
SP2            7%            7%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
14 for more information.

[pie charts - data below]

TYPES OF INVESTMENTS IN
THE PORTFOLIO

AS OF NOVEMBER 30, 1999
VRDNs                        67%
Bonds less than 1 Year       21%
Put Bonds                     9%
Municipal Notes               3%

AS OF MAY 31, 1999
VRDNs                        79%
Bonds less than 1 Year       12%
Put Bonds                     9%

Security types are defined on page 15.

4      1-800-345-2021

Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 100.0%
ARIZONA -- 4.5%
             $  1,100,000  Maricopa County Pollution Control
                              Corp. Rev., Series 1994 D,
                              (Arizona Public Service Co.),
                              VRDN, 3.75%, 12/1/99 (LOC:
                              Bank of America, N.A.)              $  1,100,000
                1,095,000  Maricopa County School District
                              No. 1 GO, (Phoenix Elementary),
                              4.75%, 7/1/00 (FSA)                    1,101,817
                5,400,000  Pinal County Industrial
                              Development Auth. Pollution
                              Control Rev., (Newmont), VRDN,
                              3.70%, 12/1/99 (LOC:
                              National Westminster Bank
                              PLC)                                   5,400,000
                  400,000  Prescott Valley Water District Rev.,
                              3.50%, 1/1/00 (MBIA)                     400,097
                2,520,000  Tempe Excise Tax Rev., Series
                              1999 A, 4.00%, 1/1/00                  2,521,142
                1,000,000  Tempe Excise Tax Rev., Series
                              1999 A, 3.75%, 7/1/00                  1,002,136
                                                                  ------------
                                                                    11,525,192
                                                                  ------------
CALIFORNIA -- 1.5%
                4,000,000  Rialto Public Financing Auth. Tax
                              Allocation, Series 1998 A,
                              (Agua Mansa & Industrial),
                              VRDN, 4.35%, 12/2/99 (LOC:
                              Union Bank of California N.A.)         4,000,000
                                                                  ------------
COLORADO -- 1.4%
                2,000,000  Arapahoe County Industrial
                              Development Rev., (Denver
                              Jetcenter), VRDN, 3.90%,
                              12/1/99 (LOC: U.S. Bank,
                              N.A.)                                  2,000,000
                1,555,000  SBC Metropolitan GO, VRDN,
                              3.35%, 12/1/99 (LOC: U.S.
                              Bank, N.A.)                            1,555,000
                                                                  ------------
                                                                     3,555,000
                                                                  ------------
         FLORIDA -- 23.7%
                2,960,000  Broward County Housing Finance
                              Auth. Multifamily Housing Rev.,
                              Series 1990 A, (Palm
                              Aire-Oxford), VRDN, 3.95%,
                              12/1/99 (Guaranteed:
                              Continental Casualty Co.)              2,960,000
                3,480,000  Dade County Special Obligation
                              Trust Receipts, Series
                              1998 C-2, VRDN, 4.00%,
                              12/1/99 (LOC: Bank of
                              America N.A.) (Acquired
                              1/5/99-4/12/99, Cost
                              $3,480,000)(1)                         3,480,000

Principal Amount                                                      Value
--------------------------------------------------------------------------------

              $11,505,000  Florida Housing Finance Agency
                              Multifamily Housing Rev.,
                              (Country Club), VRDN, 3.80%,
                              12/1/99 (LOC: Bank of
                              New York)                           $ 11,505,000
                8,000,000  Florida Housing Finance Agency
                              Multifamily Housing Rev.,
                              (Woodlands), VRDN, 3.95%,
                              12/1/99 (LOC: Northern
                              Trust Company)                         8,000,000
                5,965,000  Florida Housing Finance Agency
                              Multifamily Housing Rev., Series
                              1990 B, (Beville-Oxford),
                              VRDN, 3.95%, 12/1/99
                              (Guaranteed: Continental
                              Casualty Co.)                          5,965,000
                2,000,000  Florida Housing Finance Agency
                              Trust Receipts, VRDN, 3.90%,
                              12/1/99, (MBIA) (LOC: Bank
                              of New York) (Acquired 8/5/99,
                              Cost $2,000,000)(1)                    2,000,000
                5,000,000  Jacksonville Capital Project Rev.,
                              Series 1998-1, VRDN, 3.85%,
                              12/1/99 (AMBAC) (SBBPA:
                              Bank One, N.A)                         5,000,000
                3,000,000  Jacksonville Electric Auth. Rev.,
                              VRDN, 4.00%, 12/1/99
                              (Jacksonville Electric Authority
                              (Electric)) (SBBPA: Societe
                              Generale) (Acquired
                              4/24/98-10/22/99, Cost
                              $3,000,000)(1)                         3,000,000
                2,000,000  Jacksonville Electric Auth. Rev.,
                              (Bulk Power Supply-Scherer
                              4-1-A), 6.70%, 10/1/00,
                              Prerefunded at 101.5% of Par(2)        2,077,115
                3,000,000  Miami-Dade County Housing
                              Finance Auth. Rev., Series
                              1999 A-2, (Home Ownership
                              Mortgage), 3.55%, 8/1/00
                              (Guaranteed: Trinity Funding
                              Corporation)                           3,000,000
                2,300,000  Orange County Health Facilities
                              Auth. Rev., (Presbyterian
                              Retirement), VRDN, 3.95%,
                              12/2/99 (LOC: Bank of
                              America, N.A.) (Acquired
                              7/22/99, Cost $2,300,000)(1)           2,300,000
                3,500,000  Orange County Housing Finance
                              Auth. Multifamily Rev., (Post
                              Lake Apartments), VRDN,
                              3.95%, 12/1/99 (FNMA
                              Collateral Agreement)                  3,500,000
                6,000,000  Palm Beach County Health
                              Facilities Auth. Rev., Series
                              1999 B, (Hospital
                              Improvement), VRDN, 3.85%,
                              12/1/99 (Guaranteed: Boca
                              Raton Community Hosp. &
                              Foundation)                            6,000,000

See Notes to Financial Statements               www.americancentury.com      5

Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                   (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

             $  2,690,000  Tallahassee-Leon County Civic
                              Center Auth. Capital
                              Improvement Rev., Series
                              1998 A, VRDN, 3.95%,
                              12/1/99 (LOC: Suntrust Bank,
                              Central Florida, N.A.)              $  2,690,000
                                                                  ------------
                                                                    61,477,115
                                                                  ------------
GEORGIA -- 6.2%
                5,000,000  Clayton County Hospital Auth.
                              Rev. Anticipation Certificates,
                              Series 1998 B, (Southern
                              Regional Medical Center),
                              VRDN, 3.95%, 12/1/99 (LOC:
                              Suntrust Bank, Atlanta GA)             5,000,000
                1,800,000  Cobb County Multifamily Housing
                              Rev., (Terrell Mill), VRDN, 4.00%,
                              12/1/99 (LOC: General
                              Electric Capital Corp.) (Acquired
                              5/1/96, Cost $1,800,000)(1)            1,800,000
                1,000,000  Municipal Electric Auth. Rev.,
                              Series 1997 B, (Project One),
                              5.00%, 1/1/00 (AMBAC)                  1,001,361
                5,000,000  Richmond County Hospital Auth.
                              Rev. Anticipation Certificates,
                              (University Health Services Inc.),
                              VRDN, 3.95%, 12/1/99 (LOC:
                              Suntrust Bank, Atlanta GA)             5,000,000
                3,300,000  Thomasville Hospital Auth. Rev.
                              Anticipation Certificates, (J.D.
                              Archbold), VRDN, 3.95%,
                              12/1/99 (LOC: Suntrust Bank,
                              Atlanta GA) (Acquired
                              12/11/97-5/28/99, Cost
                              $3,300,000)(1)                         3,300,000
                                                                  ------------
                                                                    16,101,361
                                                                  ------------
HAWAII -- 2.4%
                1,500,000  Hawaii Department of Budget
                              & Finance Special Purpose
                              Meeting Rev., Series 1999 A,
                              (Palama Meat Co.), VRDN,
                              4.35%, 12/2/99 (LOC: Bank
                              of Hawaii)                             1,500,000
                1,000,000  Hawaii Highway Rev., 4.00%,
                              7/1/00 (FGIC)                          1,003,988
                3,550,000  Honolulu City and County GO,
                              Series 1991 A, 10.00%,
                              8/1/00(2)                              3,689,304
                                                                  ------------
                                                                     6,193,292
                                                                  ------------
ILLINOIS -- 4.2%
                2,000,000  Chicago Park District GO, 5.50%,
                              1/1/00 (FGIC)                          2,003,458
                3,500,000  Chicago School Financing Auth.
                              GO, Series 1993 A, 4.70%,
                              6/1/00 (FGIC)                          3,516,186
                1,170,000  Cook County Community School
                              District No. 54 GO, Series
                              1992 B, (Schaumburg), 5.60%,
                              1/1/00 (FGIC)                          1,171,337

Principal Amount                                                      Value
--------------------------------------------------------------------------------

             $  4,140,000  Illinois Sports Facilities Auth. Rev.,
                              Series 1999 A, 4.00%,
                              6/15/00 (MBIA)                      $  4,154,214
                                                                  ------------
                                                                    10,845,195
                                                                  ------------
INDIANA -- 1.3%
                  855,000  Center Grove High School
                              Building Corp., 3.25%, 1/5/00
                              (FSA)                                    855,000
                  450,000  Eagle-Union Community School
                              Building Corp. Industrial Rev.,
                              3.25%, 1/5/00 (FSA)                      450,000
                1,000,000  Gary Industrial Development Rev.,
                              (Tinplate Partners International,
                              Inc.), VRDN, 4.05%, 12/2/99
                              (LOC: LaSalle National Bank)           1,000,000
                1,045,000  Lake County GO, 4.125%,
                              1/15/00 (FSA)                          1,046,175
                                                                  ------------
                                                                     3,351,175
                                                                  ------------
KANSAS -- 1.9%
                5,000,000  Burlington Pollution Control
                              Floating Rate Trust Receipts,
                              Series A7, 3.95%, 12/1/99
                              (MBIA) (SBBPA: Bank of New
                              York) (Acquired 5/11/99, Cost
                              $5,000,000)(1)                         5,000,000
                                                                  ------------
KENTUCKY -- 7.7%
               12,000,000  Kentucky Economic Development
                              Finance Auth. Rev., (Pooled
                              Hospital Loan Program), VRDN,
                              4.00%, 12/1/99 (Capital
                              Reinsurance Company)
                              (SBBPA: Chase Manhattan
                              Bank)                                 12,000,000
                7,100,000  Kentucky Turnpike Auth. Resource
                              Recovery Road Floating Rate
                              Trust Receipts, Series 1997-17,
                              3.95%, 12/1/99 (FSA)
                              (SBBPA: Commerzbank AG)
                              (Acquired 10/8/97-12/12/97,
                              Cost $7,100,000)(1)(3)                 7,100,000
                  905,000  Mayfield Multi-City Lease Rev.,
                              VRDN, 3.95%, 12/1/99 (LOC:
                              PNC Bank N.A.)                           905,000
                                                                  ------------
                                                                    20,005,000
                                                                  ------------
LOUISIANA -- 3.3%
                4,000,000  Jefferson Parish Home Mortgage
                              Auth. Single Family Rev., Series
                              1999 B-2, 3.65%, 6/30/00
                              (GIC: AIG Matched Funding
                              Corp.)                                 4,000,000
                3,565,000  Louisiana Local Government
                              Environmental Facilities
                              Community Development Auth.
                              Rev., (Uno-Avondale Maritime),
                              4.50%, 10/1/00 (AMBAC)                 3,586,590
                1,065,000  Orleans Parish School Board GO,
                              6.625%, 3/1/00 (AMBAC)                 1,073,971
                                                                  ------------
                                                                     8,660,561
                                                                  ------------

6      1-800-345-2021                        See Notes to Financial Statements

Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                   (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
MASSACHUSETTS -- 2.4%
             $  6,000,000  Massachusetts State GO, Series
                              1996 A, 5.25%, 11/1/00              $  6,080,261
                                                                  ------------
MISSOURI -- 5.1%
                2,200,000  Fenton Industrial Development
                              Auth. Rev., (Clayton Corp.),
                              VRDN, 4.25%, 12/2/99 (LOC:
                              Commerce Bank, N.A.
                              (Missouri))                            2,200,000
                1,910,000  Missouri Development Finance
                              Board Industrial Development
                              Rev., (J & J Enterprises),
                              VRDN, 4.10%, 12/1/99 (LOC:
                              Commerce Bank, N.A.
                              (Missouri))                            1,910,000
                5,900,000  Missouri Health and Educational
                              Facilities Auth. Rev., (Pembroke
                              Hill School), VRDN, 3.95%,
                              12/2/99 (LOC: Commerce
                              Bank, N.A. (Missouri))                 5,900,000
                1,675,000  North Kansas City School District
                              GO, 5.00%, 3/1/00                      1,680,316
                1,500,000  Phelps County Hospital Rev.,
                              (Phelps County Regional
                              Medical Center), 8.30%,
                              3/1/00, Prerefunded at 102%
                              of Par(2)                              1,548,926
                                                                  ------------
                                                                    13,239,242
                                                                  ------------
NEVADA -- 2.3%
                6,000,000  ABN Amro Munitops Certificates
                              Trust Receipts, Series 1998-1,
                              VRDN, 4.10%, 12/1/99
                              (MBIA) (SBBPA: ABN Amro
                              Bank N.V.) (Acquired 6/3/98,
                              Cost $6,000,000)(1)                    6,000,000
                                                                  ------------
NORTH DAKOTA -- 3.7%
                1,655,000  Hebron Industrial Development
                              Rev., (Dacco Inc.), VRDN,
                              4.05%, 12/2/99 (LOC: U.S.
                              Bank, N.A.) (Acquired 2/26/98,
                              Cost $1,655,000)(1)                    1,655,000
                8,000,000  North Dakota State Housing
                              Finance Agency Rev., Series
                              1999 C, (Housing Finance
                              Program), 3.20%, 4/1/00                8,000,000
                                                                  ------------
                                                                     9,655,000
                                                                  ------------
OHIO -- 3.2%
                3,260,000  Butler County Healthcare
                              Facilities Rev., (Knolls of Oxford),
                              VRDN, 4.00%, 12/2/99 (LOC:
                              Firstar Bank N.A.)                     3,260,000
                5,000,000  Clinton County Hospital Rev.,
                              (Ohio Hospital Capital Inc.),
                              VRDN, 3.95%, 12/1/99 (LOC:
                              Fifth Third Bank)                      5,000,000
                                                                  ------------
                                                                     8,260,000
                                                                  ------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------
OKLAHOMA -- 0.4%
             $  1,000,000  Oklahoma County Independent
                              School District No. 1 GO,
                              Series 1998 A, (Putnam),
                              7.125%, 1/1/00 (FGIC)               $  1,002,974
                                                                  ------------
OREGON -- 1.2%
                3,000,000  Oregon State Housing and
                              Community Services
                              Department Mortgage Rev.,
                              Series 1999 C, (Single Family
                              Mortgage), 3.15%, 4/13/00              3,000,000
                                                                  ------------
SOUTH CAROLINA -- 0.4%
                1,000,000  South Carolina Public Service
                              Auth. Rev., Series 1996 B,
                              5.00%, 1/1/00 (AMBAC)                  1,000,792
                                                                  ------------
TENNESSEE -- 2.1%
                5,140,000  Maury County Health and
                              Educational Facilities Board
                              Rev., Series 1990 E, (Southern
                              Healthcare), 10.50%, 3/1/00,
                              Prerefunded at 102% of Par(2)          5,336,387
                                                                  ------------
TEXAS -- 7.3%
                2,277,000  ABN Amro Munitops Certificates
                              Trust Receipts, Series 1998-22,
                              VRDN, 4.10%, 12/1/99 (FSA)
                              (SBBPA: ABN Amro Bank N.V.)
                              (Acquired 12/3/98, Cost
                              $2,277,000)(1)                         2,277,000
                4,000,000  ABN Amro Munitops Certificates
                              Trust Receipts, Series 1999-5,
                              VRDN, 3.60%, 5/17/00
                              (MBIA) (SBBPA: ABN Amro
                              Bank N.V.) (Acquired 8/10/99,
                              Cost $4,000,000)(1)                    4,000,000
                5,500,000  Gulf Coast Industrial Development
                              Auth. Rev., (Petrounited Term
                              Inc.), VRDN, 4.00%, 12/2/99
                              (LOC: Bank of America, N.A.)           5,500,000
                7,000,000  Texas Tax & Revenue
                              Anticipation Notes, Series
                              1999 A, 4.50%, 8/31/00                 7,040,515
                                                                  ------------
                                                                    18,817,515
                                                                  ------------
VIRGINIA -- 2.5%
                6,500,000  Halifax County Industrial
                              Development Auth. Rev.,
                              (O'Sullivan Industries), VRDN,
                              4.25%, 12/2/99 (LOC: Bank
                              of America, N.A.) (Acquired
                              2/1/99, Cost $6,500,000)(1)            6,500,000
                                                                  ------------
WASHINGTON -- 6.9%
                1,610,000     Pierce County Economic
                              Development Corporate Rev.,
                              (K & M Holdings II), VRDN,
                              4.00%, 12/1/99 (LOC: Wells
                              Fargo Bank, N.A.) (Acquired
                              11/17/97, Cost $1,610,000)(1)          1,610,000

See Notes to Financial Statements               www.americancentury.com      7

Tax-Free Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                   (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

             $  2,600,000  Washington Housing Finance
                              Commission Nonprofit Rev.,
                              (YMCA Columbia/Willamette),
                              VRDN, 3.95%, 12/2/99 (LOC:
                              Wells Fargo Bank, N.A.)             $  2,600,000
                2,000,000  Washington Public Power Supply
                              System Nuclear Project No. 1
                              Rev., Series 1990 C, 7.25%,
                              7/1/00 (FGIC)                          2,044,204
                5,000,000  Washington Public Power Supply
                              System Nuclear Project No. 3
                              Rev., Series 1989 B, 7.40%,
                              1/1/00, Prerefunded at 102%
                              of Par(2)                              5,119,916

Principal Amount                                                      Value
--------------------------------------------------------------------------------

             $  6,600,000  Washington State Housing
                              Finance Commission Multifamily
                              Mortgage Rev., (Mill Plain
                              Crossing), VRDN, 3.70%,
                              12/7/99 (LOC: Harris Trust
                              & Savings Bank)                 $  6,600,000
                                                                  ------------
                                                                    17,974,120
                                                                  ------------
WISCONSIN -- 4.4%
               11,500,000  Ladysmith Solid Waste Disposal
                              Facility Rev., (City Forest Corp.),
                              VRDN, 4.30%, 12/1/99 (LOC:
                              Union Bank of California N.A.)        11,500,000
                                                                  ------------
TOTAL INVESTMENT SECURITIES -- 100.0%                             $259,080,182
                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity.  Rate shown is effective
November 30, 1999.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 1999, was
     $50,022,000, which represented 19.0% of net assets. None of these securities are considered to be illiquid.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective November 30, 1999.

8      1-800-345-2021                        See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

NOVEMBER 30, 1999 (UNAUDITED)

ASSETS
Investment securities, at value
  (amortized cost and cost for
  federal income tax purposes) .............................        $259,080,182
Cash .......................................................           1,870,625
Interest receivable ........................................           2,279,368
                                                                    ------------
                                                                     263,230,175
                                                                    ------------

LIABILITIES
Accrued management fees (Note 2) ...........................             104,751
Payable for trustees' fees and expenses ....................               1,013
                                                                    ------------
                                                                         105,764
                                                                    ------------
Net Assets .................................................        $263,124,411
                                                                    ============

CAPITAL SHARES
Outstanding (unlimited number
  of shares authorized) ....................................         263,124,184
                                                                    ============

Net Asset Value Per Share ..................................        $       1.00
                                                                    ============

NET ASSETS CONSIST OF:
Capital paid in ............................................        $263,124,184
Accumulated undistributed net
  realized gain on investments .............................                 227
                                                                    ------------
                                                                    $263,124,411
                                                                    ============

See Notes to Financial Statements               www.americancentury.com      9

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of dividend and interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest .................................................          $ 4,553,784
                                                                    -----------
Expenses (Note 2):
Management fees ..........................................              646,408
Trustees' fees and expenses ..............................                6,669
                                                                    -----------
  Total expenses .........................................              653,077
                                                                    -----------

Net investment income ....................................            3,900,707
                                                                    -----------

NET REALIZED LOSS ON INVESTMENTS
Net realized loss on investments .........................              (22,748)
                                                                    -----------
Net Increase in Net Assets
  Resulting from Operations ..............................          $ 3,877,959
                                                                    ===========

10      1-800-345-2021                        See Notes to Financial Statements

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MAY 31, 1999

Decrease in Net Assets                          NOV. 30, 1999      MAY 31, 1999

OPERATIONS
Net investment income ......................    $   3,900,707     $  12,496,571
Net realized gain (loss)
  on investments ...........................          (22,748)           22,974
                                                -------------     -------------
Net increase in net assets
   resulting from operations ...............        3,877,959        12,519,545
                                                -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .................       (3,920,357)      (12,496,571)
                                                -------------     -------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..................      116,506,888       564,457,327
Proceeds from reinvestment
  of distributions .........................        3,784,122        11,355,619
Payments for shares redeemed ...............     (140,170,046)     (737,066,946)
                                                -------------     -------------
Net decrease in net assets
  from capital share transactions ..........      (19,879,036)     (161,254,000)
                                                -------------     -------------
Net decrease in net assets .................      (19,921,434)     (161,231,026)

NET ASSETS
Beginning of period ........................      283,045,845       444,276,871
                                                -------------     -------------
End of period ..............................    $ 263,124,411     $ 283,045,845
                                                =============     =============
Undistributed net
  investment income ........................             --       $      19,650
                                                =============     =============

TRANSACTIONS IN SHARES OF THE FUND
Sold .......................................      116,506,888       564,457,327
Issued in reinvestment
  of distributions .........................        3,784,122        11,355,619
Redeemed ...................................     (140,170,046)     (737,066,946)
                                                -------------     -------------
Net decrease ...............................      (19,879,036)     (161,254,000)
                                                -------------     -------------

See Notes to Financial Statements               www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------

NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 as an open-end management investment company. Tax-Free Money Market Fund (the fund) is one of the eight funds issued by the trust. The fund is diversified under the 1940 Act. Its objective is to seek as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and conservation of shareholders'
capital by investing primarily in short-term municipal obligations. The fund may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Portfolio securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains and accordingly, does not expect to pay any capital gain distributions.

    ADDITIONAL INFORMATION - Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2.  TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century
Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single unified management fee. The Agreement provides that all expenses of the funds, except brokerage, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the
Investment Company Act of 1940 (including counsel fees) and extraordinary expenses will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended November 30,
1999, the effective annual management fee was 0.50%.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, and the trust's transfer agent, American Century Services Corporation.

12      1-800-345-2021

Tax-Free Money Market--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), and  EXPENSE RATIO (operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                   1999(1)     1999        1998       1997        1996       1995
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ............  $1.00      $1.00       $1.00      $1.00       $1.00      $1.00
                                  --------   ---------   --------   ---------   --------   --------
Income From
  Investment Operations
  Net Investment Income ..........  0.01       0.03        0.04       0.03        0.03       0.03
                                  --------   ---------   --------   ---------   --------   --------
Distributions
  From Net Investment Income ..... (0.01)     (0.03)      (0.04)     (0.03)      (0.03)     (0.03)
                                  --------   ---------   --------   ---------   --------   --------
Net Asset Value, End of Period ...  $1.00      $1.00       $1.00      $1.00       $1.00      $1.00
                                  ========   =========   ========   =========   ========   ========
  Total Return(2) ................  1.51%      3.10%       3.70%      2.98%       3.19%      2.95%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..........0.50%(3)   0.31%(4)    0.04%(4)     0.67%       0.65%      0.66%
Ratio of Net Investment Income
  to Average Net Assets ..........2.97%(3)   3.10%(4)    3.68%(4)     2.93%       3.12%      2.88%
Net Assets, End of Period
  (in thousands) .................$263,124   $283,046    $444,277    $85,730     $91,118    $92,034

(1)  Six months ended November 30, 1999 (unaudited).

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  ACIM voluntarily waived its management fee from August 1, 1997 through July
     31, 1998. Effective August 1, 1998, ACIM began decreasing the waiver by
     0.10% of the fund's net assets on a monthly basis, until the waiver expired in December 1998. In absence of the waiver, the ratio of expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.50% and 2.91% for 1999 and 0.52% and 3.10% for
     1998, respectively.

See Notes to Financial Statements               www.americancentury.com      13

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific benchmark index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     TAX-FREE MONEY MARKET seeks to provide interest income exempt from federal income taxes by investing in short-term municipal securities.

     An investment  in Tax-Free Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

     Investment income may be subject  to certain state and local taxes, and depending on your tax status, may be subject to the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's TAX-EXEMPT MONEY MARKET FUNDS category intend to maintain a constant net asset value and invest in high-quality municipal obligations with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit quality (the issuer's financial strength and the likelihood of timely payment of interest and principal) is a key factor in fixed-income investment analysis. Credit ratings issued by independent rating and research companies such as Standard & Poor's help quantify credit quality--the stronger the issuer, the higher the credit rating. In turn, credit quality and ratings greatly influence the prices and yields of fixed-income securities--high ratings mean higher prices and less current income (yield) as compensation for risk.

     But credit ratings are subjective.  They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Furthermore, high credit ratings do not guarantee good investment performance. They do not reflect the price stability of a municipal security when economic or market conditions change.

[left margin]

INVESTMENT TEAM LEADERS
   Portfolio Manager
       BRYAN KARCHER

MUNICIPAL CREDIT RESEARCH TEAM
   Manager
       STEVEN PERMUT
   Municipal Credit Analysts
       DAVID MOORE
       ROBERT MILLER
       BILL MCCLINTOCK
       TIM BENHAM
       BRAD BODE

14      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial
Highlights" on page 13.

YIELDS

*   7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over  a seven-day period and is expressed as an annual percentage rate.

*   7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

*   TAX-EQUIVALENT YIELDS show the taxable yields that investors in a federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

INVESTMENT TERMS

*   BASIS POINT --  a basis point equals one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equals one percentage point
(or 1%).

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) --  a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MUNICIPAL SECURITIES

*   MUNICIPAL COMMERCIAL PAPER (CP) -- high-grade short-term securities backed by a line of credit from  a bank.

*   MUNICIPAL NOTES -- securities with maturities of two years or less.

*   PUT BONDS -- long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

*   VARIABLE-RATE DEMAND NOTES (VRDNS) -- securities that track market interest rates and stabilize their market values using periodic (daily or weekly)
interest rate adjustments.

                                                www.americancentury.com      15

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price fluctuation risk.

16      1-800-345-2021

[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term Tax-Free
Limited-Term Bond               CA Limited-Term Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Large Cap Value
Strategic Allocation --         Tax-Managed Value
   Moderate                     Income & Growth
Strategic Allocation --         Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

Veedot(reg.sm)                  Global Gold            Emerging Markets
New Opportunities                                      International Discovery
Giftrust(reg.tm)                                       International Growth
Vista                                                  Global Growth
Heritage
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time.
Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the
Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader  in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo (reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

                                                         Funds Distributor, Inc.
0001                               is the distributor for American Century funds
SH-SAN-19176                       (c)2000 American Century Services Corporation

[front cover]

NOVEMBER 30, 1999

AMERICAN CENTURY(reg.sm)
SEMIANNUAL REPORT

[graphic of runners]

Limited-Term Tax-Free
Intermediate-Term Tax-Free
Long-Term Tax-Free
High-Yield Municipal

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

[inside front cover]

Investing with American Century Brokerage
--------------------------------------------------------------------------------

   American Century Brokerage offers investors a broad range of account types, investment choices, plus free online research and information  services.

   As a brokerage investor, you can choose from a Standard Account, Access
Account or IRA Account.

   Each of these accounts offers a broad range of investment choices, many of which are available online:

   * American Century and J.P. Morgan mutual funds

   * Mutual funds from more than 500 fund families, including more than 800 no-transaction fee (NTF) no-load funds

   * Listed and over-the-counter stocks

   * Equity and index options

   * Precious metals

   * ADRs (American Depository Receipts)

   * Treasury, agency, corporate, and municipal bonds

   * CDs (certificates of deposit)

   * UITs (unit investment trusts)

Research from J.P. Morgan

   J.P. Morgan's world-class global equity research is accessible online to  all brokerage investors initially for a 60-day free trial. After the free trial period, you can continue to access the research with a minimum of $100,000 in assets in an American Century brokerage or mutual fund account.

Online Research and Information Services

   American Century Brokerage provides you with up-to-date information to help you make informed decisions. Through American Century Brokerage, you have unlimited free access to news, quotes, charting, and other research services, such as Lipper, Inc. Mutual Fund Profile Reports and S&P Snapshot Reports.
Also, you can use Model Portfolio to track up to 20 securities.

Meet Your Goals with FundScan(tm)

   American Century Brokerage offers an online mutual fund screening service --
FundScan(tm). By customizing a list of mutual funds to best meet your investment goals, FundScan helps you narrow investment choices from thousands of available funds.

For more information about  how you can become an American Century Brokerage investor, visit our Web site at  www.americancentury.com or call a Product and
Service Specialist at 1-888-367-7755.

[left margin]

LIMITED-TERM TAX-FREE
(TWTSX)
---------------------------------------

INTERMEDIATE-TERM TAX-FREE
(TWTIX)
---------------------------------------

LONG-TERM TAX-FREE
(TWTLX)
---------------------------------------

HIGH-YIELD MUNICIPAL
(ABHYX)
---------------------------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY
FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

Receive Your Annual Reports Online
--------------------------------------------------------------------------------

Manage Important Papers with Ease

   American Century gives you the choice to manage your important documents such as annual reports, prospectuses and newsletters online rather than via regular mail. Your link to American Century documents is a click away with our
Electronic Communication option.

   It's easy. It's convenient. It's paper free:

   * Receive links to documents by email

   * Download select documents and file electronically to save space  in your file cabinets

   * Read documents at your convenience

   It's easy to sign up for this program. Go to www.americancentury.com. Log in with your OnePIN and select an account on your Account List.* Then simply select the electronic communication link. Questions? Step through the online demonstration or call 1-800-345-2021. LOG IN AND TAKE CONTROL TODAY!

* Electronic communication is not available for American Century Brokerage accounts at this time.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers III, seated, with James E. Stowers, Jr.]
James E. Stowers III, seated, with James E. Stowers, Jr.

     The past year demonstrated why investors should focus on long-term investment strategies and maintain diversified portfolios. The consensus expectation going into 1999 was that U.S. economic growth would slow,  bonds would perform well, and stocks would cool off. Instead, the reverse happened
--the economy accelerated, stocks posted excellent returns, and bonds suffered their worst year  since 1994.

     Increasing inflation anxiety and rising interest rates set the tone for the
U.S. bond market and helped determine the six-month performance of the American
Century Limited-, Intermediate-, and Long-Term Tax-Free funds, and American
Century High-Yield Municipal.

     Equally important, from a longer-term perspective, these funds maintained low expenses and competitive yields, key factors that remain consistent no matter how bond market conditions may change.

     Turning to corporate matters, we are constantly looking for ways to lower the costs of trading securities and generate better returns for shareholders. To that end, we have made strategic investments in several companies that allow buyers and sellers of securities to connect directly, efficiently, and anonymously. Savings in this area directly affect the performance of your funds.

     We're also pleased to announce that American Century has been named by
Fortune magazine as one of its "100  Best Companies to Work For."

     We do not take this recognition lightly--acknowledgements like this enable us to attract and retain talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and one that is essential in our effort to provide you with excellent investment management and service.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                        /s/James E. Stowers III
James E. Stowers, Jr.                           James E. Stowers III
Chairman of the Board and Founder               Vice Chairman of the Board and
                                                Chief Executive Officer

[right margin]

   Report Highlights .......................................................   2
   Market Perspective ......................................................   4
LIMITED-TERM TAX-FREE

INTERMEDIATE-TERM TAX-FREE

LONG-TERM TAX-FREE

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS
   Statements of Assets and
      Liabilities ..........................................................  30
   Statements of Operations ................................................  31
   Statements of Changes
      in Net Assets ........................................................  32
   Notes to Financial
      Statements ...........................................................  34
   Financial Highlights ....................................................  36
OTHER INFORMATION
   Background Information
      Investment Philosophy
         and Policies ......................................................  40
      Credit Rating
         Guidelines ........................................................  40
      Investment and Credit

                                                www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   Rising interest rates and weak demand eroded municipal bond prices and returns during the six months ended November 30, 1999.

*   Continued strong U.S. economic growth fanned inflation fears and triggered higher interest rates.

*   In response, the Federal Reserve raised short-term interest rates three times, pushing municipal bond yields toward two-year highs.

*   Higher municipal yields compared favorably with corporate and Treasury yields by the end of the period. Earlier in the year, high corporate yields drew institutional investors away from municipals.

*   Relatively high demand from individual investors helped intermediate-term municipal securities maintain their value better than long-term municipals.

*   Short-term municipals also lagged intermediates as short-term yields rose with the Federal Reserve's interest rate hikes.

*   The strong U.S. economy boosted tax collections and revenues of municipal issuers, helping to improve credit quality. General obligation bonds were particularly strong.

*   Hospital bonds suffered from heightened competition, reduced federal payments, and declining support from bond insurers.

LIMITED-TERM TAX-FREE

*   The portfolio performed well, providing more federal tax-free income and a better return than the average short/intermediate municipal fund.

*   Limited-Term Tax-Free's yield on November 30 was in the top third of the
    Lipper group, while its one-year return ranked in the top 10%. The fund ranked #1 out of 33 funds in  the Lipper group for the three-year period ended November 30, 1999. For complete performance information, see page 5.

*   Our below-average expenses and value-oriented management approach are key to the fund's solid long-term performance.

*   We managed Limited-Term Tax-Free's interest rate sensitivity (duration)
    conservatively, which helped performance.

*   Though our outlook for interest rates is somewhat cautious in the near term, we think there are several reasons to be positive about the municipal market going forward.

INTERMEDIATE-TERM TAX-FREE

*   The fund performed well compared with its Lipper peers, but the difficult investment environment limited overall returns.

*   Key factors that contributed to strong relative performance included careful maturity selection, effective management of the portfolio's interest rate sensitivity (duration), and the fund's low expense ratio.

*   We kept the portfolio's interest rate sensitivity in a relatively short to neutral range compared with the fund's Lipper peers. This helped mitigate losses as interest rates rose.

[left margin]

                  LIMITED-TERM TAX-FREE
                        (TWTSX)
       TOTAL RETURNS:              AS OF 11/30/99
          6 Months                          0.46%*
          1 Year                            1.68%
       30-DAY SEC YIELD:                    4.15%
       INCEPTION DATE:                     3/1/93
       NET ASSETS:                  $38.8 million

                INTERMEDIATE-TERM TAX-FREE
                        (TWTIX)
       TOTAL RETURNS:              AS OF 11/30/99
          6 Months                         -0.73%*
          1 Year                           -0.24%
       30-DAY SEC YIELD:                    4.40%
       INCEPTION DATE:                     3/2/87
       NET ASSETS:                 $170.1 million

* Not annualized.

See Total Returns on pages 5 and 10.

Investment terms are defined in the Glossary on pages 42-43.

2      1-800-345-2021

Report Highlights
--------------------------------------------------------------------------------

*   We also established a somewhat "barbelled" structure with the portfolio, concentrating holdings at the shorter and longer ends of the fund's maturity spectrum.

*   In the near term, we plan to maintain Intermediate-Term Tax-Free's reduced interest rate sensitivity and barbell structure.

LONG-TERM TAX-FREE

*   Higher interest rates and weak demand weighed on the fund's recent returns.
    Longer-term results remained solid.

*   Long-Term Tax-Free's below-average expenses and above-average yield have consistently bolstered fund performance.

*   As of November 30, the fund's annualized expense ratio was less than half the average of its Lipper peer group, and its yield was 0.35 of a percentage point higher than the Lipper peer average.

*   We sought to reduce the amount of taxable capital gains by executing
    "tax swaps"--selling poor-performing bonds at a loss to offset capital gains incurred elsewhere.

*   We slightly shortened the portfolio's interest rate sensitivity (duration), but it remained a bit longer than the peer group average. This dampened performance as interest rates rose.

*   Our duration position is consistent with our moderately bullish long-term outlook. We'll likely keep duration a little long while continuing to emphasize the same value-oriented approach that's helped the fund to such solid long-term performance.

HIGH-YIELD MUNICIPAL

*   High-Yield Municipal continued to perform well against its peers. Its one-year performance put it in the top 11% of its Lipper peer group. For complete performance information, see page 25.

*   However, like most other U.S. bond funds, its six-month and one-year returns were low. Rising interest rates put downward pressure on bond prices.

*   The portfolio performed well versus similar funds for three main reasons.
    First, its sensitivity to rising interest rates was less than that of its peers. Second, it held a relatively large position in unrated bonds, which benefited from the strong economy. And third, we avoided defaults that other investors experienced.

*   We used the rising-interest-rate environment as an opportunity to replace lower-yielding bonds with higher-yielding securities at attractive prices.

*   We looked for high-yielding bonds, such as land-secured and project-finance bonds, that we believed would benefit from strong economic growth. And we cut back on our healthcare holdings.

*   This fund typically focuses on adding value through security selection--picking bonds we think have good credit fundamentals and appealing yields. We plan to continue this successful long-term value strategy, and our focus on land-secured and project-finance bonds, as long as the economy remains strong.

[right margin]

                   LONG-TERM TAX-FREE
                        (TWTLX)
       TOTAL RETURNS:              AS OF 11/30/99
          6 Months                         -3.65%*
          1 Year                           -4.23%
       30-DAY SEC YIELD:                    4.98%
       INCEPTION DATE:                     3/2/87
       NET ASSETS:                 $110.1 million

                  HIGH-YIELD MUNICIPAL
                        (ABHYX)
       TOTAL RETURNS:              AS OF 11/30/99
          6 Months                         -2.55%*
          1 Year                           -0.70%
       30-DAY SEC YIELD:                    5.24%
       INCEPTION DATE:                    3/31/98
       NET ASSETS:                  $34.6 million

* Not annualized.

See Total Returns on pages 18 and 25.

Investment terms are defined in the Glossary on pages 42-43.

                                                www.americancentury.com      3

Market Perspective from Randall W. Merk
--------------------------------------------------------------------------------
[photo of Randall W. Merk]
Randall W. Merk, chief investment officer of fixed income at American Century

MUNICIPAL BOND PERFORMANCE

     Rising interest rates and weak demand eroded municipal bond prices and returns during the six months ended November 30, 1999 (see the index returns table at left).

     Relatively high demand from individual investors helped intermediate-term municipal securities maintain their value better than longer-term municipals, which suffered from heavy selling by institutional investors.

ECONOMIC GROWTH FANS  INFLATION FEARS

     Continued strong U.S. economic growth fanned inflation fears and triggered higher interest rates. The U.S. economy grew at a 5.7% annual rate in the third quarter of 1999, and U.S. unemployment hit 29-year lows. In response, the
Federal Reserve (the U.S. central bank) raised short-term interest rates three times, pushing municipal bond yields toward two-year highs. These higher yields were the silver lining to a gloomy bond environment in 1999. For an investor in the top federal tax bracket (39.6%), a 30-year AAA municipal bond that yielded
5.73% on November 30  (up from 5.08% on May 31) offered a tax-equivalent yield of 9.49%. That compared very favorably with the 6.29% yield of the 30-year U.S.
Treasury bond on November 30.

THE CORPORATE CONNECTION

     Surprisingly, the fate of municipal bonds was tied closely to the performance of corporate bonds. Corporate securities became extremely cheap during the fall months as companies hurried to issue debt in advance of potential Y2K problems and higher interest rates.

     Corporate securities offered such attractive yields in the third quarter that institutional investors, such as insurance companies, sold their municipal holdings and bought corporates instead. Corporate bonds have subsequently rebounded in price (and their yields have fallen) as issuance diminished. As a result, municipals look comparatively more attractive again.

     Municipal bonds are particularly attractive relative to U.S. Treasury bonds. While municipal yields have historically been about 85% of comparable
U.S. Treasury yields, that ratio climbed to over 90% in November, a good municipal value indicator.

SECTOR HIGHLIGHTS

     The strong U.S. economy helped boost the tax collections and revenues of municipal issuers around the country, improving the overall credit quality of the municipal market. General obligation bonds were particularly strong.
Hospital bonds, on the other hand, were disappointing. They suffered from a combination of heightened industry competition, reduced federal payments, and the refusal of municipal bond insurers to insure lower-quality tiers of the hospital sector.

[left margin]

"RISING INTEREST RATES AND WEAK DEMAND ERODED MUNICIPAL BOND PRICES AND
RETURNS."

MUNICIPAL BOND INDEX RETURNS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
MERRILL LYNCH 0- TO 3-YEAR
   MUNICIPAL INDEX             1.14%
LEHMAN BROS. 5-YEAR
   MUNICIPAL GO INDEX          0.06%
LEHMAN BROS. LONG-TERM
   MUNICIPAL BOND INDEX       -5.33%

Source: Lipper Inc. and Russell/Mellon Analytical Services

[line graph - data below]

RISING MUNICIPAL YIELD CURVE

             5/31/99         11/30/99
YEARS TO
MATURITY
1            3.29%            3.89%
2            3.52%            4.12%
3            3.71%            4.30%
4            3.88%            4.44%
5            4.00%            4.55%
6            4.10%            4.64%
7            4.19%            4.72%
8            4.28%            4.80%
9            4.37%            4.88%
10           4.45%            4.96%
11           4.53%            5.06%
12           4.61%            5.14%
13           4.67%            5.22%
14           4.75%            5.30%
15           4.84%            5.38%
16           4.88%            5.44%
17           4.92%            5.50%
18           4.96%            5.56%
19           4.99%            5.62%
20           5.02%            5.68%
21           5.03%            5.68%
22           5.04%            5.69%
23           5.05%            5.69%
24           5.05%            5.70%
25           5.06%            5.71%
26           5.06%            5.71%
27           5.06%            5.71%
28           5.07%            5.72%
29           5.07%            5.72%
30           5.08%            5.73%

Source: Bloomberg Financial Markets

4      1-800-345-2021

Limited-Term Tax-Free--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

                           MERRILL LYNCH           SHORT/INTERMEDIATE
            LIMITED-TERM   0- TO 3-YEAR          MUNICIPAL DEBT FUNDS(2)
              TAX-FREE    MUNICIPAL INDEX    AVERAGE RETURN    FUND'S RANKING
================================================================================
6 MONTHS(1)     0.46%         1.14%             -0.05%              --
1 YEAR          1.68%         2.91%              0.89%          3 OUT OF 37
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         4.02%         4.14%              3.38%          1 OUT OF 33
5 YEARS         4.55%         4.75%              4.61%         15 OUT OF 22
LIFE OF FUND    4.18%         4.13%             4.09%(3)       6 OUT OF 14(3)

The fund's inception date was 3/1/93.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Since 3/31/93, the date nearest the fund's inception for which return data are available.

See pages 40-42 for more information about returns, the comparative index, and
Lipper fund rankings.

[mountain graph - data below]

GROWTH OF $10,000 OVER LIFE OF FUND
Value on 11/30/99
Limited-Term Tax-Free            $13,183
Merrill Lynch 0- to 3-Year
   Municipal Index               $13,144

                                      Merrill Lynch
                    Limited-Term       0- to 3-Year
                     Tax-Free        Municipal Index
DATE                  VALUE              VALUE
3/1/1993             $10,000            $10,000
3/31/1993            $10,014             $9,991
6/30/1993            $10,132            $10,110
9/30/1993            $10,227            $10,149
12/31/1993           $10,337            $10,321
3/31/1994            $10,322            $10,318
6/30/1994            $10,426            $10,395
9/30/1994            $10,524            $10,498
12/31/1994           $10,591            $10,457
3/31/1995            $10,790            $10,693
6/30/1995            $10,964            $10,903
9/30/1995            $11,110            $11,063
12/31/1995           $11,305            $11,212
3/31/1996            $11,364            $11,324
6/30/1996            $11,434            $11,402
9/30/1996            $11,564            $11,534
12/31/1996           $11,721            $11,672
3/31/1997            $11,768            $11,728
6/30/1997            $12,007            $11,906
9/30/1997            $12,204            $12,072
12/31/1997           $12,378            $12,220
3/31/1998            $12,501            $12,355
6/30/1998            $12,627            $12,474
9/30/1998            $12,892            $12,678
12/31/1998           $13,012            $12,832
3/31/1999            $13,112            $12,950
6/30/1999            $13,006            $12,973
9/30/1999            $13,116            $13,081
11/30/1999           $13,183            $13,144

$10,000 investment made 3/1/93

The graph at left shows the growth of a $10,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The
Merrill Lynch 0- to 3-Year Municipal Index is provided for comparison in each graph. Limited-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDING NOVEMBER 30)

                                   Merrill Lynch
                  Limited-Term      0- to 3-Year
                    Tax-Free      Municipal Index
DATE                 RETURN           RETURN
11/30/1993*          2.65%             2.54%
11/30/1994           2.80%             1.67%
11/30/1995           6.62%             7.19%
11/30/1996           4.11%             4.15%
11/30/1997           4.91%             4.42%
11/30/1998           5.51%             5.12%
11/30/1999           1.68%             2.19%

* From 3/1/93 (the fund's inception date) to 11/30/93.

                                                www.americancentury.com      5

Limited-Term Tax-Free--Q&A
--------------------------------------------------------------------------------
[photo of Bryan Karcher]

     An interview with Bryan Karcher, a portfolio manager on the Limited-Term
Tax-Free fund investment team.

HOW DID LIMITED-TERM TAX-FREE PERFORM FOR THE SIX MONTHS ENDED NOVEMBER 30,
1999?

     Despite the difficult investment climate for bonds in 1999 (see page 4), the portfolio performed well relative to other short-term municipal funds. For the six months, Limited-Term Tax-Free's return was 0.46%. That compares well with the -0.05% average return of the  37 "Short/Intermediate Municipal
Debt Funds" tracked by Lipper Inc.

     The fund's longer-term relative returns are even better. For the 12 months ended November 30, Limited-Term  Tax-Free's return ranked in the top 10% of the
Lipper group. What's more, the portfolio's three-year return ranked  #1 out of
33 funds. (See the previous page for complete return and ranking information.)

WHAT ABOUT THE PORTFOLIO'S YIELD? HOW DID IT COMPARE?

     On November 30, the portfolio had a 30-day SEC yield of 4.15%, while the average short/intermediate municipal fund tracked by Lipper had a yield of
3.87%. Limited-Term Tax-Free's yield was good enough to rank in the top third of the Lipper group.

     So even though 1999 was a difficult year for bond investors, the silver lining is that we were able to offer shareholders very attractive tax-free yields. For example, the portfolio's tax-equivalent yield for an investor in the highest federal  tax bracket was 6.87% (see the yields table at left). That compares very favorably with the 6.29% fully taxable yield on the 30-year
Treasury bond at the end of November.

WHY HAS LIMITED-TERM TAX-FREE PERFORMED SO WELL?

     One big reason for the portfolio's solid relative performance is that our expenses are below the Lipper group average. That gives us a head start when comparing our fund with the Lipper group. Other things being equal, lower expenses mean higher yields and returns for our shareholders.

     The other big reason for the fund's outperformance is our value-oriented management approach. Instead of making big bets on duration, we try to improve yields and returns by finding undervalued bonds and by carefully structuring the portfolio's bond maturities.

LET'S START WITH DURATION. WHY IS IT IMPORTANT, AND HOW DID YOU MANAGE IT?

     Duration measures the price sensitivity of a bond or bond fund to changes in interest rates. The longer a bond fund's duration, the more its share price will move when interest rates change. And because bond prices and interest rates move in opposite directions, you want to have a longer duration when interest rates are falling and a shorter duration when rates are rising.

[left margin]

YIELDS AS OF NOVEMBER 30, 1999
30-DAY SEC YIELD                  4.15%
30-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET              5.76%
   31.0% TAX BRACKET              6.01%
   36.0% TAX BRACKET              6.48%
   39.6% TAX BRACKET              6.87%

PORTFOLIO AT A GLANCE
                                11/30/99      5/31/99
NUMBER OF SECURITIES               37           40
WEIGHTED AVERAGE
MATURITY                         3.8 YRS      3.5 YRS
AVERAGE DURATION                 3.1 YRS      3.0 YRS
EXPENSE RATIO                    0.51%*        0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
                   % OF FUND INVESTMENTS
                  AS OF           AS OF
                11/30/99         5/31/99
AAA               66%              62%
AA                10%              21%
A                 10%               6%
BBB               14%              11%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
40 for more information.

Investment terms are defined in the Glossary on pages 42-43.

6      1-800-345-2021

Limited-Term Tax-Free--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     But it can be difficult to accurately predict the direction of interest rates, so we tend to manage duration conservatively. The last six months are a good example--we kept duration close to three years throughout the period despite a lot of interest rate volatility.

WHAT ABOUT MATURITY STRUCTURE? HOW DOES THAT RELATE TO FUND PERFORMANCE?

     We think changes to maturity structure can be a more predictable way to add performance. That's because different maturity structures perform better for a given municipal yield curve (you can see examples of municipal yield curves on page 4). For example, a "bulleted" maturity structure--when the maturities of the bonds in the portfolio are grouped around a single maturity--tends to perform best when the municipal yield curve moves from flat to steep.

     A "barbelled" portfolio, on the other hand, concentrates the portfolio around two maturities--one shorter and one longer. The longer-term securities enhance returns when the yield curve moves from steep to flat, while the short-term securities help keep duration in check.

     We maintained more of a bullet early in the period, which helped returns because the short-end of the municipal yield curve steepened. Because the yield curve had steepened somewhat by mid-October, we began to move the portfolio toward more of a barbell. We expect that more-barbelled position to help returns going forward.

WHAT ABOUT RELATIVE VALUES? DID YOU FIND ANY APPEALING, LOWER-VALUED BONDS?

     Yes we did. For example, we added some attractively valued Texas bonds.
Changes to tax laws reduced the appeal of these bonds for institutional investors in Texas. Less demand meant lower prices and higher yields for many of these securities. We sold other bonds that had performed relatively well and bought these higher-yielding Texas securities (see the table at right).

WHAT'S YOUR OUTLOOK FOR THE MARKET AND INTEREST RATES?

     Our outlook for interest rates is guarded, but we think there's reason to be positive about the municipal market. Municipal bonds look attractive when measured against yields on fully taxable investments, such as Treasury bonds. We also think broad supply and demand trends should improve in 2000.

     In the near-term, however, rates could head a little higher. Even though inflation remains low, the economy continues to grow at a blistering pace.
What's more, personal incomes and spending just keep climbing. When you add it all up, we think the Federal Reserve could raise interest rates again.

GIVEN THAT OUTLOOK, HOW DO YOU EXPECT  TO MANAGE LIMITED-TERM TAX-FREE GOING
FORWARD?

     It's business as usual--we'll continue to manage duration conservatively, looking to improve performance instead by finding what we think are the best relative values in the market. That's the same approach that has helped the fund to such solid long-term performance.

[right margin]

"FOR EXAMPLE, WE ADDED SOME ATTRACTIVELY VALUED TEXAS BONDS. CHANGES TO TAX
LAWS REDUCED THE APPEAL OF THESE BONDS FOR INSTITUTIONAL INVESTORS IN TEXAS.
LESS DEMAND MEANT LOWER PRICES AND HIGHER YIELDS."

TOP FIVE STATES (AS OF 11/30/99)
                  % OF FUND INVESTMENTS
TEXAS                     9.7%
MICHIGAN                  8.9%
FLORIDA                   6.6%
ILLINOIS                  6.4%
PUERTO RICO               5.8%

TOP FIVE STATES (AS OF 5/31/99)
                  % OF FUND INVESTMENTS
MICHIGAN                 10.6%
OHIO                      9.9%
ARIZONA                   9.9%
TEXAS                     6.6%
MISSOURI                  6.4%

                                                www.americancentury.com      7

Limited-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%
ALASKA -- 4.8%
                 $   850   Alaska Industrial Development &
                              Export Auth. Power Rev., Series
                              1998-1, (Snettisham
                              Hydroelectric), 4.50%, 1/1/00             $   850
                   1,000   Alaska Industrial Development &
                              Export Auth. Rev., Series
                              1998 A, 4.50%, 4/1/01
                              (MBIA)                                      1,000
                                                                        -------
                                                                          1,850
                                                                        -------
ARIZONA -- 4.0%
                     525   Maricopa County COP, 5.625%,
                              6/1/00                                        529
                   1,000   Salt River Project Agriculture
                              Improvement and Power District
                              Rev. GO, 5.40%, 1/1/00(1)                   1,002
                                                                        -------
                                                                          1,531
                                                                        -------
CALIFORNIA -- 3.2%
                   1,225   Garden Grove Agency Community
                              Development Tax Allocation,
                              (Garden Grove Community),
                              5.20%, 10/1/01                              1,244
                                                                        -------
COLORADO -- 5.4%
                   1,000   Denver City & County Airport
                              Rev., Series 1996 B, 5.25%,
                              11/15/02 (MBIA)                             1,022
                   1,000   Highlands Ranch Metropolitan
                              District #2 GO, 6.00%,
                              6/15/02 (FSA)                               1,039
                                                                        -------
                                                                          2,061
                                                                        -------
FLORIDA -- 6.6%
                     705   Atlantic Beach Health Care
                              Facilities Rev., (Fleet Landing),
                              5.00%, 10/1/02 (ACA)(2)                       709
                     205   Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., Series 1998 A,
                              (Multi-County Program), 4.70%,
                              10/1/05 (GNMA/FNMA)                           203
                   1,550   Jacksonville Electric Auth. Rev.,
                              (St. John's River), 6.00%,
                              10/1/04                                     1,645
                                                                        -------
                                                                          2,557
                                                                        -------
HAWAII -- 2.6%
                   1,000   Hawaii GO, Series 1993 CD,
                              4.70%, 2/1/01                               1,004
                                                                        -------

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
ILLINOIS -- 6.4%
                  $2,500   Chicago Public Building
                              Commission Rev., Series
                              1999 C, 4.75%, 2/1/06
                              (FGIC)                                    $ 2,477
                                                                        -------
INDIANA -- 2.7%
                   1,000   Central High School Building
                              Corp. Rev., 5.25%, 2/1/04
                              (AMBAC)(3)                                  1,021
                                                                        -------
MICHIGAN -- 8.9%
                     880   Detroit GO, Series 1995 A,
                              5.40%, 5/1/00                                 884
                     500   Detroit GO, Series 1995 B,
                              6.50%, 4/1/02                                 518
                   1,000   Michigan Hospital Finance Auth.
                              Rev., Series 1999 A,
                              (Ascension Health Credit),
                              5.25%, 11/15/05 (MBIA)                      1,019
                   1,045   Michigan Hospital Financing Auth.
                              Rev., Series 1999 A, (Charity
                              Obligation Group), 4.25%,
                              11/1/06                                       999
                                                                        -------
                                                                          3,420
                                                                        -------
MISSISSIPPI -- 3.9%
                   1,490   Walnut Grove Correctional Auth.
                              COP, 5.25%, 11/1/04
                              (AMBAC)                                     1,519
                                                                        -------
MONTANA -- 2.6%
                   1,000   Forsyth Pollution Control Rev.,
                              Series 1998 B, 4.75%, 5/1/03                  993
                                                                        -------
NEBRASKA -- 5.2%
                   1,000   American Public Energy Agency
                              Nebraska Gas Supply Rev.,
                              Series 1999 A, (Nebraska
                              Public Gas Agency), 3.35%,
                              6/1/00 (AMBAC)                                996
                   1,000   Douglas County School District
                              No. 17 GO, Series 1994 A,
                              (Millard), 5.05%, 5/15/01
                              (MBIA)                                      1,003
                                                                        -------
                                                                          1,999
                                                                        -------
NEVADA -- 2.6%
                   1,000   Clark County School District GO,
                              Series 1999 A, 5.25%,
                              6/15/07 (FGIC)                              1,016
                                                                        -------
NEW JERSEY -- 1.3%
                     500   New Jersey Educational Facilities
                              Auth. Rev., Series 1998 B, (St.
                              Peters College), 4.60%, 7/1/01                499
                                                                        -------

8      1-800-345-2021                         See Notes to Financial Statements

Limited-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
NEW YORK -- 1.3%
                $    500   New York State Dormitory Auth.
                              Rev., Series 1998 I, (New York
                              Downtown Hospital), 4.80%,
                              2/15/06                                   $   489
                                                                        -------
OHIO -- 2.8%
                   1,070   Ohio Building Auth. Rev., Series
                              1997 A, (Highway Safety
                              Building), 5.00%, 10/1/03
                              (AMBAC)                                     1,088
                                                                        -------
OREGON -- 2.6%
                   1,000   Port of Portland Airport Rev.,
                              Series 1999 B, (Portland
                              International Airport), 5.00%,
                              7/1/06 (AMBAC)                              1,000
                                                                        -------
PUERTO RICO -- 5.8%
                   1,905   Puerto Rico Commonwealth
                              Aqueduct & Sewer Auth. Rev.,
                              Series 1985 A, 9.00%, 7/1/05,
                              Prerefunded at 100% of Par
                              (FSA)(1)                                    2,236
                                                                        -------
RHODE ISLAND -- 1.5%
                     570   Rhode Island Economic
                              Development Corp. Airport Rev.,
                              Series 1998 A, 5.00%, 7/1/03
                              (FSA)                                         576
                                                                        -------
SOUTH CAROLINA -- 2.3%
                     855   Piedmont Municipal Power
                              Agency Rev., Series 1991 A,
                              6.00%, 1/1/02 (FGIC)                          880
                                                                        -------
TENNESSEE -- 5.6%
                   1,165   Jackson Hospital Rev., (Madison
                              County General Hospital),
                              4.50%, 4/1/01 (AMBAC)                       1,167

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                  $1,000   Knox County Health, Educational
                              & Housing Facilities Board
                              Rev., (University Health System
                              Inc.), 5.10%, 4/1/07                      $   973
                                                                        -------
                                                                          2,140
                                                                        -------
TEXAS -- 9.7%
                   1,000   Colorado River Municipal Water
                              District Rev., Series 1991 A,
                              8.50%, 1/1/01, Prerefunded
                              at 100% of Par (AMBAC)(1)                   1,045
                     685   Denison Hospital Auth. Rev.,
                              (Texoma Medical Center),
                              5.00%, 8/15/00                                685
                   2,000   Travis County Health Facilities
                              Development Corp. Rev., Series
                              1999 A, (Ascension Health
                              Credit), 5.00%, 11/15/05
                              (MBIA)                                      2,011
                                                                        -------
                                                                          3,741
                                                                        -------
WASHINGTON -- 2.7%
                   1,000   Snohomish County Public Utility
                              District No. 1 Electric Rev.,
                              5.50%, 12/1/08 (FSA)                        1,030
                                                                        -------
WISCONSIN -- 5.5%
                   1,100   Milwaukee GO, Series 1999 O,
                              4.75%, 6/15/03                              1,109
                   1,000   Wisconsin Rural Water
                              Construction Loan Program
                              Community Rev., 4.25%,
                              9/15/00 (GIC: FGIC)                         1,002
                                                                        -------
                                                                          2,111
                                                                        -------
TOTAL INVESTMENT SECURITIES -- 100.0%                                   $38,482
                                                                        =======
  (Cost $38,499)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GIC = Guaranteed Investment Contract

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corp.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  When-issued security.

(3)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

See Notes to Financial Statements                www.americancentury.com      9

Intermediate-Term Tax-Free--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

                                                        INTERMEDIATE
          INTERMEDIATE-TERM   LEHMAN 5-YEAR        MUNICIPAL DEBT FUNDS(2)
              TAX-FREE           GO INDEX     AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)    -0.73%             0.06%          -1.34%             --
1 YEAR         -0.24%             1.49%          -0.84%        37 OUT OF 133
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         4.02%             4.37%           3.71%        31 OUT OF 117
5 YEARS         5.91%             6.05%           6.00%        56 OUT OF 95
10 YEARS        5.88%             6.29%           6.05%        17 OUT OF 25

The fund's inception date was 3/2/87.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 40-42 for more information about returns, the comparative index, and
Lipper fund rankings.

[mountain graph - data below]

GROWTH OF $10,000 OVER 10 YEARS
Value on 11/30/99
Lehman 5-Year GO Index            $18,399
Intermediate-Term Tax-Free        $17,704

                   Intermediate-Term   Lehman 5-Year
                      Tax-Free           GO Index
DATE                   VALUE              VALUE
11/30/1989            $10,000            $10,000
11/30/1990            $10,655            $10,773
11/30/1991            $11,540            $11,765
11/30/1992            $12,528            $12,833
11/30/1993            $13,541            $13,838
11/30/1994            $13,283            $13,714
11/30/1995            $14,984            $15,358
11/30/1996            $15,731            $16,181
11/30/1997            $16,622            $17,052
11/30/1998            $17,747            $18,129
11/30/1999            $17,704            $18,399

$10,000 investment made 11/30/89

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Lehman 5-Year GO Index is provided for comparison in each graph.
Intermediate-Term  Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDING NOVEMBER 30)

                 Intermediate-Term   Lehman 5-Year
                    Tax-Free           GO Index
DATE                 RETURN             RETURN
11/30/1990            6.55%              7.73%
11/30/1991            8.31%              9.21%
11/30/1992            8.56%              9.08%
11/30/1993            8.08%              7.83%
11/30/1994           -1.90%             -0.90%
11/30/1995           12.80%             11.99%
11/30/1996            4.99%              5.36%
11/30/1997            5.66%              5.38%
11/30/1998            6.77%              6.32%
11/30/1999           -0.24%              1.49%

10      1-800-345-2021

Intermediate-Term Tax-Free--Q&A
--------------------------------------------------------------------------------
[photo of Ken Salinger]

     An interview with Ken Salinger, a portfolio manager on the
Intermediate-Term Tax-Free fund investment team.

HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999?

      Intermediate-Term Tax-Free performed well compared with its Lipper peers, though the difficult investment environment (see page 4) limited overall performance. The fund returned -0.73%, compared with the -1.34% average return of the 134 funds in Lipper Inc.'s "Intermediate Municipal Debt Funds"
category. The fund's benchmark, the Lehman 5-Year GO Index, was virtually flat for the period, returning 0.06%. (See Total Returns on page 10 for other fund performance comparisons.)

     In addition, Intermediate-Term Tax-Free's 30-day SEC yield of 4.40% on
November 30, 1999 compared favorably with the 4.22% average SEC yield of
Lipper's Intermediate Municipal Debt Funds category.

WHAT WERE SOME OF THE REASONS BEHIND INTERMEDIATE-TERM TAX-FREE'S SOLID RELATIVE
PERFORMANCE?

     We think that several techniques, such as careful yield curve analysis, diligent credit research, effective duration management, and adjusting the portfolio's maturity structure, helped boost returns. And, as has typically been the case for this fund, low expenses contributed to performance. As of November
30, 1999, fund expenses were 0.51%, compared with the 0.93% average expenses charged by the fund's Lipper peers.

HOW DID ANALYZING THE MUNICIPAL YIELD CURVE HELP?

     Our careful analysis of the municipal yield curve--the graphed curve that represents the relationship between municipal bond yields and maturities (see page 4 for an example)--helped  us target maturities that seemed to offer the most attractive relative values and yields. Then, with the help of our seasoned municipal credit team, we screened that maturity range for what we believed were undervalued securities that still met our credit quality standards, and we selectively added them to the portfolio.

YOU ALSO TOOK ADVANTAGE OF DIFFERENCES IN SUPPLY AND DEMAND FROM STATE TO STATE.
HOW DO YOU IMPLEMENT THIS STRATEGY?

     Generally speaking, when a lot of debt is issued within a state, the additional supply tends to lower prices and increase yields on outstanding municipal securities. But prices and yields tend to bounce back when the supply dries up. We capitalized on that by buying when supply was relatively heavy and selling when supply was low. Arizona and California are good examples of states whose municipal bonds are affected by seasonal fluctuations in supply and demand.

DID YOU MAKE ANY SIGNIFICANT ADJUSTMENTS TO THE PORTFOLIO'S CREDIT QUALITY?

     No. The slight changes in credit quality were mostly a byproduct of the securities that we bought and sold, rather than a conscious effort to modify overall credit quality.

[right margin]

YIELDS AS OF NOVEMBER 30, 1999
30-DAY SEC YIELD                  4.40%
30-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET              6.11%
   31.0% TAX BRACKET              6.38%
   36.0% TAX BRACKET              6.88%
   39.6% TAX BRACKET              7.28%

PORTFOLIO AT A GLANCE
                                11/30/99       5/31/99
NUMBER OF SECURITIES              120            109
WEIGHTED AVERAGE
   MATURITY                     8.2 YRS        8.7 YRS
AVERAGE DURATION                5.4 YRS        5.5 YRS
EXPENSE RATIO                   0.51%*          0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
              % OF FUND INVESTMENTS
             AS OF              AS OF
           11/30/99            5/31/99
AAA          80%                 79%
AA           12%                 10%
A             5%                  8%
BBB           3%                  3%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
40 for more information.

Investment terms are defined in the Glossary on pages 42-43.

                                                www.americancentury.com      11

Intermediate-Term Tax-Free--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     Investors searching for higher yields continued to pursue lower-rated municipal securities. This demand kept the yield advantage of lower-rated municipals fairly low, so it made sense to keep the majority of the portfolio in bonds rated AAA and AA.

HOW DID DURATION MANAGEMENT FACTOR  INTO INTERMEDIATE-TERM TAX-FREE'S
PERFORMANCE?

     We generally kept the portfolio's duration--its sensitivity to interest rate changes--fairly neutral to short of the fund's Lipper peers and in a range of approximately 5.1-5.5 years. The main reason for the portfolio's conservative positioning was uncertainty about interest rates.

     Overall, keeping duration comparatively low helped mitigate losses as interest rates rose and the prices of existing municipal bonds fell.

DO YOU EXPECT TO MAINTAIN THAT SOMEWHAT CONSERVATIVE DURATION POSITION GOING
FORWARD?

     For the immediate future, we probably will, but beyond that our strategy depends largely on the outlook for the municipal market and the Federal Reserve.
Bond yields have risen to mid-1998 levels, and future Federal Reserve actions are always tough to gauge.

     In spite of the Fed's three rate hikes in 1999, the U.S. economy has remained surprisingly robust. U.S. economic growth in the third quarter of this year stormed ahead at a 5.7% annual pace and early evidence indicates that the fourth quarter was strong, too. This has raised concern that the Fed may continue to increase short-term rates in 2000 to moderate economic expansion and keep inflation in check.

     If economic growth remains robust, the municipal market may face more of the disappointing returns that we saw in 1999. On the other hand, if growth slows because of rising interest rates and inflation remains well contained, the outlook for the municipal market could begin to look brighter.

WHAT ARE YOUR PLANS FOR THE PORTFOLIO GOING FORWARD?

     Besides keeping the fund's duration conservatively positioned, we plan to continue managing the maturity structure of the portfolio, which bolstered
Intermediate-Term Tax-Free's performance in 1999.

     In the near term, we will probably continue to concentrate the portfolio's holdings near either end of the fund's investment maturity spectrum--the two to four, and 10-year-plus areas.

     This somewhat "barbelled" position tends to perform best when the yield curve is moving from steep to flat (short-term rates are rising faster than long-term rates), which has been the case recently.

[left margin]

"IN THE NEAR TERM, WE WILL PROBABLY CONTINUE TO CONCENTRATE THE PORTFOLIO'S
HOLDINGS NEAR EITHER END OF THE FUND'S INVESTMENT MATURITY SPECTRUM."

TOP FIVE STATES (AS OF 11/30/99)
                  % OF FUND INVESTMENTS
NEW YORK                 11.2%
WASHINGTON                9.7%
TEXAS                     6.6%
MASSACHUSETTS             5.8%
GEORGIA                   4.7%

TOP FIVE STATES (AS OF 5/31/99)
                  % OF FUND INVESTMENTS
NEW YORK                 13.1%
TEXAS                    13.1%
WASHINGTON               11.9%
MASSACHUSETTS             7.7%
PENNSYLVANIA              5.6%

12      1-800-345-2021

Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%
ALABAMA -- 1.8%
                   $1,165  Lauderdale County and Florence
                              Healthcare Auth. Rev. GO,
                              Series 1999 A, (Coffee Health
                              Group), 4.50%, 7/1/02 (MBIA)             $  1,165
                    1,905  Lauderdale County and Florence
                              Healthcare Auth. Rev. GO,
                              Series 1999 A, (Coffee Health
                              Group), 4.50%, 7/1/03 (MBIA)                1,897
                                                                       --------
                                                                          3,062
                                                                       --------
ALASKA -- 0.7%
                    1,130  Alaska Industrial Development &
                              Export Auth. Power Rev.,
                              (Snettisham Hydroelectric),
                              5.25%, 1/1/04 (AMBAC)                       1,144
                                                                       --------
ARIZONA -- 4.0%
                    1,000  Arizona Transportation Board
                              Excise Tax Rev., (Maricopa
                              County Regional Area), 5.00%,
                              7/1/03 (AMBAC)                              1,016
                    1,000  Maricopa County Unified School
                              District No. 11 GO, Series
                              1999 D, (Peoria University),
                              5.50%, 7/1/14 (FGIC)(1)                       996
                    1,000  Mesa Utility System Rev., 5.25%,
                              7/1/16 (FGIC)                                 954
                      995  Phoenix Industrial Development
                              Auth. Single Family Mortgage
                              Rev., Series 1998 A, 6.60%,
                              12/1/29
                              (GNMA/FNMA/FHLMC)                           1,057
                    2,750  Pima County Unified School
                              District No. 1 GO, Series
                              1993 E, (Tucson), 5.25%,
                              7/1/08 (FGIC)                               2,784
                                                                       --------
                                                                          6,807
                                                                       --------
CALIFORNIA -- 4.1%
                    2,000  California Housing Finance
                              Agency Rev., 5.60%, 8/1/09
                              (MBIA)                                      2,030
                    1,100  California Public Works Board
                              Lease Rev. COP, Series
                              1994 A, (Various University of
                              California Projects), 6.15%,
                              11/1/04, Prerefunded at
                              102% of Par(2)                              1,197
                    2,000  Pacific Housing & Finance
                              Agency Lease Rev., Series
                              1999 A, (Pass Thru
                              Obligation-Lease Purchase),
                              4.625%, 12/1/04 (MBIA)(1)                   1,989

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,100  Sacramento Regional
                              Transportation COP, Series
                              1992 A, 6.20%, 3/1/00                    $  1,106
                    2,295  Santa Ana Unified School District
                              Rev. COP, 6.05%, 4/1/19
                              (FSA)(3)                                      724
                                                                       --------
                                                                          7,046
                                                                       --------
COLORADO -- 2.3%
                    1,000  Denver Sales Tax Rev., Series
                              1991 A, (Major League
                              Baseball Stadium District),
                              6.10%, 10/1/01 (FGIC)                       1,033
                    3,000  Interlocken Metropolitan District,
                              Series 1999 A, 5.75%,
                              12/15/19 (Asset Guaranty)                   2,901
                                                                       --------
                                                                          3,934
                                                                       --------
DISTRICT OF COLUMBIA -- 2.0%
                    1,000  District of Columbia Hospital Rev.,
                              Series 1993 A, (Medlantic
                              Health Care Group), 5.25%,
                               8/15/02 (MBIA)(2)                          1,020
                    1,155  District of Columbia Rev.,
                              (Gonzaga College High School),
                              5.20%, 7/1/12 (FSA)                         1,128
                    1,275  Metropolitan Washington D.C.
                              Airports Auth. Rev., Series
                              1992 A, 6.30%, 10/1/03
                              (MBIA)                                      1,349
                                                                       --------
                                                                          3,497
                                                                       --------
FLORIDA -- 2.8%
                      700  Broward County School District
                              GO, 6.75%, 2/15/00                            704
                      240  Escambia County Housing
                              Finance Auth. Single Family
                              Mortgage Rev., Series 1998 A,
                              (Multi-County Program), 4.85%,
                              10/1/07 (GNMA/FNMA)                           235
                      750  Florida Board of Education
                              Capital Outlay Rev., Series
                              2000 D, 5.75%, 6/1/22(1)                      727
                    1,000  Florida Turnpike Auth. Rev., Series
                              1993 A, (Department of
                              Transportation), 5.00%, 7/1/16
                              (FGIC)                                        919
                    1,775  Lakeland Electric and Water Rev.,
                              Series 1999 C, 6.05%,
                              10/1/09 (FSA)                               1,920
                      345  Pinellas County Educational
                              Facilities Auth. Rev., (Barry
                              University), 4.35%, 10/1/00                   345
                                                                       --------
                                                                          4,850
                                                                       --------

See Notes to Financial Statements               www.americancentury.com      13

Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
GEORGIA -- 4.7%
                   $1,000  Atlanta Airport Facilities Rev.,
                              7.00%, 1/1/01                            $  1,026
                    1,000  Atlanta Water and Sewer Rev.,
                              (Second Lien), 6.00%, 1/1/05
                              (FGIC)(2)                                   1,058
                    2,495  Fulton County Water and Sewer
                              Rev., 6.25%, 1/1/09 (FGIC)                  2,710
                    2,000  Georgia State GO, Series
                              1992 B, 6.10%, 3/1/05                       2,136
                    1,000  Metropolitan Atlanta Rapid Transit
                              Auth. Sales Tax Rev., Series
                              1991 M, 6.05%, 7/1/01                       1,026
                                                                       --------
                                                                          7,956
                                                                       --------
HAWAII -- 1.2%
                    2,000  Hawaii State GO, Series 1999 CT,
                              5.75%, 9/1/14 (FSA)                         2,025
                                                                       --------
ILLINOIS -- 2.0%
                    2,250  Illinois GO, 6.00%, 10/1/01                    2,316
                    1,015  Northern Illinois University Rev.,
                              5.60%, 4/1/14 (AMBAC)                       1,014
                                                                       --------
                                                                          3,330
                                                                       --------
INDIANA -- 1.7%
                    1,000  Center Grove High School
                              Building Corp. Rev., 3.90%,
                              1/5/03 (FSA)                                  976
                    1,900  Indiana Health Facility Financing
                              Auth. Rev., (Holy Cross Health
                              System Corp.), 5.375%,
                              12/1/12 (MBIA)                              1,876
                                                                       --------
                                                                          2,852
                                                                       --------
KANSAS -- 1.0%
                      350  Butler & Sedgwick Counties
                              Unified School District No. 385
                              GO, (Andover), 5.05%, 9/1/10
                              (FSA)                                         348
                      900  Butler & Sedgwick Counties
                              Unified School District No. 385
                              GO, (Andover), 5.15%, 9/1/11
                              (FSA)                                         895
                      500  Kansas Department of
                              Transportation Highway Rev.,
                              5.375%, 3/1/13                                498
                                                                       --------
                                                                          1,741
                                                                       --------
LOUISIANA -- 1.2%
                    2,160  New Orleans Aviation Board Rev.,
                              Series 1999 A-1, (Passenger
                              Facility Charge), 5.50%,
                              9/1/14 (FSA)                                2,076
                                                                       --------
MARYLAND -- 2.7%
                    3,000  Prince Georges County GO,
                              5.50%, 10/1/08 (FSA)                        3,124
                    1,500  Prince Georges County GO,
                              5.50%, 10/1/10 (FSA)                        1,554
                                                                       --------
                                                                          4,678
                                                                       --------

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
MASSACHUSETTS -- 5.8%
                   $5,000  Haverhill GO, Series 1992 A,
                              6.70%, 9/1/10 (AMBAC)                    $  5,268
                    2,605  Massachusetts Bay Transportation
                              Auth. Rev., Series 1992 C,
                              5.40%, 3/1/00                               2,615
                    2,500  Massachusetts Water Resource
                              Auth. Rev., Series 1998 B,
                              4.50%, 8/1/22 (FSA)                         2,019
                                                                       --------
                                                                          9,902
                                                                       --------
MICHIGAN -- 3.4%
                    1,090  Boyne City Public School District
                              GO, 5.60%, 5/1/14 (FGIC)                    1,094
                    1,500  Detroit Water Supply System Rev.,
                              Series 1995 A, 5.30%,
                              7/1/09 (MBIA)                               1,526
                      875  Genesee County Building Auth
                              GO, 5.00%, 5/1/12 (AMBAC)                     845
                      400  Howell Public Schools GO,
                              5.50%, 5/1/13 (MBIA)                          401
                    1,400  Madison District Public Schools
                              GO, 5.80%, 5/1/12 (FGIC)                    1,446
                      560  Manistee Area Public Schools
                              GO, 5.65%, 5/1/15 (FGIC)                      559
                                                                       --------
                                                                          5,871
                                                                       --------
MINNESOTA -- 1.2%
                    2,000  Minnesota State GO, 4.75%,
                              6/1/03                                      2,023
                                                                       --------
MISSISSIPPI -- 2.3%
                    1,250  Mississippi Development Special
                              Obligation GO, (Gulfport
                              Combination Water & Sewer),
                              5.625%, 7/1/24 (FSA)(1)                     1,197
                    1,200  Mississippi Development Special
                              Obligation Rev., (Natural Gas),
                              4.125%, 1/1/06 (MBIA)                       1,135
                    1,510  Walnut Grove Correctional Auth.
                              COP, 5.25%, 11/1/03
                              (AMBAC)                                     1,541
                                                                       --------
                                                                          3,873
                                                                       --------
MISSOURI -- 0.6%
                    1,000  Missouri Board of Public
                              Buildings State Office Buildings
                              Special Obligation Rev., 6.30%,
                              12/1/05                                     1,034
                                                                       --------
NEVADA -- 1.2%
                    1,000  Clark County Airport Rev., Series
                              1998 A, 5.50%, 7/1/07
                              (MBIA)                                      1,032
                    1,000  Las Vegas New Convention &
                              Visitors Auth. Rev., 5.75%,
                              7/1/15 (AMBAC)                              1,004
                                                                       --------
                                                                          2,036
                                                                       --------

14      1-800-345-2021                         See Notes to Financial Statements

Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
NEW JERSEY -- 2.6%
                   $1,030  Atlantic City Board of Education
                              GO, 6.00%, 12/1/02,
                              Prerefunded at 102% of Par
                              (AMBAC)(2)                               $  1,095
                    1,410  New Jersey Educational Facility
                              Auth. Rev., Series 1994 A,
                              (New Jersey Institute of
                              Technology), 5.90%, 7/1/08
                              (MBIA)                                      1,483
                    1,800  New Jersey Health Care Facilities
                              Financing Auth. Rev., (Rahway
                              Hospital Obligation Group),
                              5.00%, 7/1/05 (ACA)                         1,796
                                                                       --------
                                                                          4,374
                                                                       --------
NEW MEXICO -- 0.6%
                    1,000  New Mexico Mortgage Finance
                              Auth. Rev., Series 1999 D-2,
                              (Single Family Mortgage),
                              6.75%, 9/1/29 (GNMA,
                              FNMA, FHLMC)                                1,066
                                                                       --------
NEW YORK -- 11.2%
                    1,950  City University of New York COP,
                              (John Jay College), 5.00%,
                              8/15/09 (AMBAC)                             1,930
                    2,500  Nassau County GO, Series
                              1996 T, 5.20%, 9/1/05 (FGIC)                2,553
                    1,700  New York City GO, Series
                              1998 F, 5.25%, 8/1/14
                              (AMBAC)                                     1,642
                    1,500  New York State Dormitory Auth.
                              Rev., Series 1995 A, (State
                              University Educational Facilities),
                              6.50%, 5/15/04                              1,598
                    1,000  New York State Dormitory Auth.
                              Rev., Series 1995 A, (State
                              University Educational Facilities),
                              6.50%, 5/15/06                              1,078
                    1,000  New York State Dormitory Auth.
                              Rev., Series 1996 E, (Mental
                              Health Service Facility), 6.00%,
                              8/15/04 (AMBAC)                             1,054
                      635  New York State Dormitory Auth.
                              Rev., Series 1998 I, (New York
                              Downtown Hospital), 4.80%,
                              2/15/06                                       621
                    1,175  New York State GO, Series
                              1997 D, 5.25%, 8/1/03                       1,197
                    1,000  New York State GO, Series
                              1997 D, 5.25%, 8/1/06 (FGIC)                1,022
                    1,200  New York State Local
                              Government Assistance Corp.
                              Rev., Series 1997 B, 5.25%,
                              4/1/04 (MBIA)                               1,229
                    1,000  New York State Thruway Auth.
                              Service Contract Rev., 5.30%,
                              4/1/04                                      1,016
                    1,000  New York State Thruway Auth.
                              Service Contract Rev., 5.50%,
                              4/1/04                                      1,024

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,160  New York State Thruway Auth.
                              Service Contract Rev., 5.50%,
                              4/1/06                                   $  1,183
                    1,000  New York State Urban
                              Development Corp. Rev., Series
                              1996 A, 6.25%, 4/1/05
                              (MBIA)                                      1,068
                    1,000  Niagara Falls Bridge Commission
                              Toll Rev., Series 1993 B, 5.25%,
                              10/1/15 (FGIC)                                970
                                                                       --------
                                                                         19,185
                                                                       --------
NORTH CAROLINA -- 1.2%
                    2,000  North Carolina Eastern Municipal
                              Power Agency System Rev.,
                              Series 1993 B, 6.00%,
                              1/1/06 (FSA)                                2,113
                                                                       --------
OHIO -- 3.4%
                    1,200  Ohio Higher Educational Facility
                              Commission Rev., (University of
                              Dayton), 5.55%, 12/1/07
                              (FGIC)                                      1,245
                    1,000  Ohio Water Development Auth.
                              Pollution Control Facilities Rev.,
                              5.625%, 12/1/06 (MBIA)                      1,047
                    3,320  Ohio Water Development Auth.
                              Pollution Control Facilities Rev.,
                              6.00%, 12/1/05 (MBIA)(4)                    3,543
                                                                       --------
                                                                          5,835
                                                                       --------
OKLAHOMA -- 1.6%
                    2,500  Oklahoma Industrial Auth. Health
                              System Rev., Series 1995 C,
                              7.00%, 8/15/04 (AMBAC)                      2,727
                                                                       --------
OREGON -- 1.7%
                    1,805  Lane County School District
                              No. 19 GO, (Springfield),
                              6.375%, 10/15/04,
                              Prerefunded at 101% of Par
                              (MBIA)(2)                                   1,957
                    1,000  Port of Portland Airport Rev.,
                              Series 1999 B, (Portland
                              International Airport), 5.00%,
                              7/1/06 (AMBAC)                              1,000
                                                                       --------
                                                                          2,957
                                                                       --------
PENNSYLVANIA -- 3.9%
                    1,500  Pennsylvania Turnpike
                              Commission Rev., Series
                              1991 L, 6.25%, 6/1/01
                              (AMBAC)                                     1,543
                    2,000  Philadelphia Gas Works Rev.,
                              14th Series, 5.70%, 7/1/00
                              (FSA)                                       2,020
                    1,000  Philadelphia Parking Auth. Rev.,
                              5.50%, 9/1/04 (AMBAC)                       1,035
                    2,000  Philadelphia Water and
                              Wastewater Rev., 5.15%,
                              6/15/04 (FGIC)                              2,026
                                                                       --------
                                                                          6,624
                                                                       --------

See Notes to Financial Statements               www.americancentury.com      15

Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
PUERTO RICO -- 1.7%
                   $2,500  Puerto Rico Commonwealth
                              Aqueduct & Sewer Auth. Rev.,
                              Series 1985 A, 9.00%, 7/1/09,
                              Prerefunded at 100% of Par
                              (FSA)(2)                                 $  2,934
                                                                       --------
RHODE ISLAND -- 0.6%
                    1,000  Cranston GO, 6.375%,
                              11/15/17 (FGIC)                             1,046
                                                                       --------
SOUTH CAROLINA -- 1.2%
                    1,970  South Carolina Transportation
                              Infrastructure Rev., Series
                              1999 A, 5.25%, 10/1/06
                              (AMBAC)                                     2,018
                                                                       --------
TENNESSEE -- 0.6%
                    1,200  Knox County Health, Educational
                              & Housing Facilities Board Rev.,
                              (University Health System Inc.),
                              5.625%, 4/1/29                              1,056
                                                                       --------
TEXAS -- 6.6%
                    1,875  Brownsville Utility System Rev.,
                              6.00%, 9/1/08 (AMBAC)                       1,999
                    1,000  Dallas-Fort Worth Regional Airport
                              Rev., Series 1994 A, 5.90%,
                              11/1/08 (MBIA)                              1,042
                    1,000  Denison Hospital Auth. Rev.,
                              (Texoma Medical Center),
                              5.90%, 8/15/07 (ACA)                        1,028
                    1,000  North East Independent School
                              District Texas GO, 4.50%,
                              2/1/16 (PSF)                                  852
                      500  North Texas Higher Education
                              Student Loan Rev., 6.875%,
                              4/1/02 (AMBAC)                                513
                    1,325  Spring Independent School
                              District GO, Series 1998 A,
                              4.60%, 8/15/13 (PSF)                        1,204
                    1,000  Tarrant County Health Facility
                              Development Corporation
                              Health System Rev., (Harris
                              Methodist Health System),
                              5.00%, 9/1/07 (AMBAC)(2)                    1,006
                    2,000  Texas Municipal Power Agency
                              Rev., 5.75%, 9/1/02 (MBIA)                  2,069
                    1,500  Texas Public Finance Auth.
                              Building Rev., (Technical
                              College), 6.25%, 8/1/09
                              (MBIA)                                      1,617
                                                                       --------
                                                                         11,330
                                                                       --------
UTAH -- 3.3%
                    1,000  Intermountain Power Agency
                              Power Supply Rev., Series
                              1993 A, 5.40%, 7/1/08
                              (MBIA)                                      1,019

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,800  Salt Lake City Municipal Building
                              Auth. Lease Rev., Series
                              1999 B, 5.50%, 10/15/14
                              (AMBAC)                                  $  1,785
                    1,000  Salt Lake County Municipal
                              Building Auth. Lease Rev.,
                              Series 1994 A, 6.00%,
                              10/1/07 (MBIA)                              1,049
                      695  Utah Housing Finance Agency
                              Single Family Mortgage Rev.,
                              5.65%, 7/1/06                                 705
                    1,000  Utah Municipal Finance Co-op
                              Local Government Rev.,
                              (University of Utah/University
                              Hospital), 6.60%, 5/15/00(2)                1,012
                                                                       --------
                                                                          5,570
                                                                       --------
WASHINGTON -- 9.7%
                    1,000  Pierce County School District
                              No. 320 GO, 5.75%, 12/1/02                  1,031
                    1,000  Port of Seattle Passenger Facility
                              Charge Rev., Series 1998 B,
                              5.00%, 12/1/05 (AMBAC)                      1,005
                    1,000  Port of Seattle Rev., Series
                              1997 B, 5.10%, 10/1/03
                              (FGIC)                                      1,015
                    2,000  Snohomish County Public Utility
                              District Rev., 5.625%, 1/1/05
                              (FGIC)                                      2,073
                    1,000  Snohomish County School District
                              No. 15 GO, 6.125%, 12/1/03                  1,032
                    1,000  Spokane County School District
                              No. 356 GO, 6.00%, 12/1/06
                              (FGIC)                                      1,067
                    1,730  Tacoma Electric System Rev.,
                              6.00%, 1/1/07 (AMBAC)                       1,847
                    1,000  Tacoma Electric System Rev.,
                              6.10%, 1/1/07 (FGIC)                        1,054
                    1,000  Washington Public Power Supply
                              System Rev., Series 1990 B,
                              (Nuclear Project No. 1), 7.10%,
                              7/1/01 (FGIC)                               1,035
                      500  Washington Public Power Supply
                              System Rev., Series 1990 C,
                              (Nuclear Project No. 2), 7.00%,
                              7/1/01 (FGIC)                                 520
                    1,000  Washington Public Power Supply
                              System Rev., Series 1990 C,
                              (Nuclear Project No. 2), 7.30%,
                              7/1/00                                      1,018
                    1,000  Washington Public Power Supply
                              System Rev., Series 1993 A,
                              (Nuclear Project No. 1), 5.50%,
                              7/1/04                                      1,029
                    3,000  Washington State COP,
                              (Convention and Trade Center),
                              5.125%, 7/1/12 (MBIA)                       2,906
                                                                       --------
                                                                         16,632
                                                                       --------

16      1-800-345-2021                        See Notes to Financial Statements

Intermediate-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
WISCONSIN -- 3.4%
                   $2,000  Milwaukee GO, Series 1999 O,
                              5.50%, 6/15/12                           $  2,025
                    2,590  Wisconsin Health and Educational
                              Facility Rev., (Aurora Medical
                              Group), 6.00%, 11/15/10
                              (FSA)(4)                                    2,784
                    1,060  Wisconsin Health and Educational
                              Facility Rev., Series 1991 B,
                              (Wausau Hospital), 6.30%,
                              8/15/00 (AMBAC)                             1,076
                                                                       --------
                                                                          5,885
                                                                       --------
TOTAL INVESTMENT SECURITIES -- 100.0%                                  $171,089
                                                                       ========
   (Cost $170,319)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corp.

PSF = Permanent School Fund

(1)  When-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(4)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

See Notes to Financial Statements               www.americancentury.com      17

Long-Term Tax-Free--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

              LONG-TERM    LEHMAN LONG-TERM     GENERAL MUNICIPAL DEBT FUNDS(2)
              TAX-FREE   MUNICIPAL BOND INDEX   AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)    -3.65%           -5.33%              -3.59%             --
1 YEAR         -4.23%           -5.10%              -3.51%       192 OUT OF 264
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         3.39%            3.89%               3.29%        98 OUT OF 218
5 YEARS         6.79%            8.50%               6.50%        61 OUT OF 171
10 YEARS        6.34%            7.43%               6.37%        40 OUT OF 78

The fund's inception date was 3/2/87.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 40-42 for more information about returns, the comparative index, and
Lipper fund rankings.

[mountain graph - data below]

GROWTH OF $10,000 OVER 10 YEARS
Value on 11/30/99
Lehman Long-Term
   Municipal Bond Index       $20,473
Long-Term Tax-Free            $18,483

                     Long-Term       Lehman Long-Term
                     Tax-Free      Municipal Bond Index
DATE                   VALUE              VALUE
11/30/1989            $10,000            $10,000
11/30/1990            $10,606            $10,754
11/30/1991            $11,605            $11,979
11/30/1992            $12,712            $13,343
11/30/1993            $14,094            $15,121
11/30/1994            $13,306            $13,618
11/30/1995            $15,884            $17,116
11/30/1996            $16,725            $18,259
11/30/1997            $17,908            $19,839
11/30/1998            $19,299            $21,573
11/30/1999            $18,483            $20,473

$10,000 investment made 11/30/89

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Lehman Long-Term Municipal Bond Index is provided for comparison in each graph.
Long-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDING NOVEMBER 30)

                    Long-Term     Lehman Long-Term
                    Tax-Free    Municipal Bond Index
DATE                 RETURN            RETURN
11/30/1990            6.06%             7.54%
11/30/1991            9.42%            11.39%
11/30/1992            9.54%            11.39%
11/30/1993           10.87%            13.32%
11/30/1994           -5.59%            -9.94%
11/30/1995           19.37%            25.69%
11/30/1996            5.30%             6.68%
11/30/1997            7.07%             8.65%
11/30/1998            7.77%             8.74%
11/30/1999           -4.23%            -5.10%

18      1-800-345-2021

Long-Term Tax-Free--Q&A
--------------------------------------------------------------------------------
[photo of Dave MacEwen]

     An interview with Dave MacEwen, a portfolio manager on the Long-Term
Tax-Free fund investment team.

HOW DID LONG-TERM TAX-FREE PERFORM DURING THE SIX MONTHS ENDED NOVEMBER 30,
1999?

     Rising interest rates and weak demand muted the performance of the municipal bond market and the fund. Long-Term Tax-Free posted a total return of
-3.65%, a shade below the -3.59% average total return of the 278 "General
Municipal Debt Funds" tracked by Lipper Inc.

     The fund's longer-term results remain solid. For the three- and five-year periods ended November 30, 1999, the fund ranked in the top half of its peer group. The portfolio's below-average expenses and above-average yield helped build this track record.

HOW LOW WERE THE FUND'S EXPENSES AND HOW HIGH WAS ITS YIELD?

     On November 30, 1999, the fund had an annualized expense ratio of 0.51%, about half the 1.10% average expense ratio for its Lipper category. Helped by these low expenses, Long-Term Tax-Free produced more federal tax-free income than the peer-group average. As of November 30, the portfolio had a 30-day SEC yield of 4.98%, while the average general municipal fund yielded 4.63%, according to Lipper. The fund's yield translated to an 8.25% tax-equivalent yield for investors in the highest (39.6%) federal tax bracket.

WHAT STEPS DID YOU TAKE TO GUARD AGAINST RISING INTEREST RATES?

     We slightly shortened the portfolio's duration--a measure of its interest rate sensitivity. (The shorter the duration, the less the share price will rise or fall when interest rates change). Using a portfolio structure called a
"barbell," we shortened duration by offsetting long maturity bonds with short-term investments such as money market securities.

     However, the fund's duration remained slightly longer than the average of the Lipper peer group. This is consistent with our moderately bullish outlook, but it detracted from fund performance as interest rates rose.

     Rising interest rates and weak municipal bond prices also gave us the opportunity to do some "tax swapping." To enhance the fund's tax efficiency, we sold some of our worst-performing bonds at a loss to offset capital gains incurred elsewhere in the portfolio.

WHEN EXECUTING THOSE TAX SWAPS, WHAT DID YOU SELL AND WHAT DID YOU BUY?

     Strong individual investor demand for certain types of municipal bonds dictated most of our sales. Individual demand for straightforward, high-quality general obligation bonds was reasonably good, so we were able to lock in higher prices by selling some of those holdings. The proceeds from tax swaps were used to purchase higher-yielding, newly issued bonds, which helped boost the fund's yield.

[right margin]

YIELDS AS OF NOVEMBER 30, 1999
30-DAY SEC YIELD                  4.98%
30-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET              6.92%
   31.0% TAX BRACKET              7.22%
   36.0% TAX BRACKET              7.78%
   39.6% TAX BRACKET              8.25%

PORTFOLIO AT A GLANCE
                                11/30/99        5/31/99
NUMBER OF SECURITIES               80             76
WEIGHTED AVERAGE
   MATURITY                     17.0 YRS       17.7 YRS
AVERAGE DURATION                 8.6 YRS        8.6 YRS
EXPENSE RATIO                    0.51%*          0.51%

* Annualized.

PORTFOLIO COMPOSITION BY
CREDIT RATING
             % OF FUND INVESTMENTS
            AS OF               AS OF
           11/30/99            5/31/99
AAA          65%                 69%
AA           28%                 23%
A             5%                  7%
BBB           2%                  1%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
40 for more information.

Investment terms are defined in the Glossary on pages 42-43.

                                                www.americancentury.com      19

Long-Term Tax-Free--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

BONDS WITH BBB CREDIT RATINGS OFFERED INCREASINGLY MORE YIELD THAN HIGHER-RATED
BONDS. DID THAT PRESENT ANY BUYING OPPORTUNITIES?

     Not many, in our view. It's true that the spread, or yield gap, between the higher- and lower-quality securities widened. This was due largely to concerns about lower-rated hospital bonds and much-publicized, but scattered, problems with BBB bonds. But despite their growing yield advantage and lower prices, we did not believe that BBB bonds offered much value since the spread remained relatively narrow from a historical perspective. In other words, we generally didn't feel that BBB securities offered enough compensation for their additional credit risk. That's why the fund's stake in bonds rated A or higher remained at roughly 97% of  net assets.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES AND THE BOND MARKET?

     We're moderately bullish. Even though U.S. economic growth keeps ripping along at a surprisingly strong pace, inflation has remained pretty much in check. The broad U.S. inflation gauges haven't changed much recently and the three interest rate hikes in 1999 may help put the brakes on potential inflationary pressures.

     It's quite feasible, however, that the tug-of-war-between "good"
(low inflation) and "evil" (tight labor markets and wage pressures)
will continue well into 2000. That would likely mean more bond market volatility over the short term. Ultimately, we think that non-inflationary, moderate economic growth will win, providing a more favorable backdrop for bonds.

     There are other reasons why we're optimistic over the long term. When viewed on a historical basis, "real" yields--the difference between nominal, or stated bond yields, and inflation--are quite high.  The yield  on a
30-year Treasury bond was 6.29% on November 30 and core inflation (without food and energy prices) was running at about a 2% annual rate. To us, that real yield of about 4%, compared with historic real yields of 2-3%, indicates that interest rates have room to decline.

     Furthermore, municipal bonds are currently priced attractively relative to
Treasury and other fixed-income investments. That, coupled with anticipated favorable supply and demand trends, sets the stage for municipals to be beneficiaries of more favorable market sentiment.  The past year has been difficult for municipal funds, but we're putting the portfolio in a position to rebound when the market comes back our way.

GIVEN YOUR OUTLOOK, WHAT ARE YOUR PLANS FOR THE FUND OVER THE NEXT SIX MONTHS?

     We're likely to maintain our current duration position as long as our outlook remains somewhat bullish. Additionally, we'll keep looking for opportunities to buy new issues, and sell bonds that have incurred losses, to improve the fund's tax efficiency. We'll also continue working with our credit research staff to uncover attractively valued securities that have the potential to enhance returns. We plan to stick with the same value-orientation that has contributed to our long-term success.

[left margin]

"MUNICIPAL BONDS  ARE CURRENTLY PRICED ATTRACTIVELY RELATIVE  TO TREASURY
AND  OTHER FIXED-INCOME INVESTMENTS."

TOP FIVE STATES (AS OF 11/30/99)
                  % OF FUND INVESTMENTS
TEXAS                    15.1%
MASSACHUSETTS            11.2%
ILLINOIS                 10.2%
CALIFORNIA                7.9%
NEW YORK                  6.8%

TOP FIVE STATES (AS OF 5/31/99)
                 % OF FUND INVESTMENTS
TEXAS                   16.4%
NEW YORK                13.9%
MASSACHUSETTS           11.7%
ILLINOIS                10.3%
FLORIDA                  7.8%

20      1-800-345-2021

Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.3%
ALABAMA -- 2.5%
                   $3,000  Jefferson County Sewer Rev.
                              Warrants, Series 1997 A,
                              5.375%, 2/1/27 (FGIC)                    $  2,759
                                                                       --------
CALIFORNIA -- 7.9%
                    1,000  California Public Works Board
                              Lease Rev., Series 1994 A,
                              (Various California State
                              University Projects), 6.20%,
                              10/1/08                                     1,071
                    1,500  Los Angeles Community
                              Redevelopment Agency Tax
                              Allocation, Series 1993 H,
                              (Bunker Hill), 6.50%,
                              12/1/14 (FSA)                               1,619
                    1,500  Metropolitan Water District of
                              Southern California Waterworks
                              Rev., Series 1993 A, 5.75%,
                              7/1/21                                      1,505
                    2,000  Metropolitan Water District of
                              Southern California Waterworks
                              Rev., Series 1996 B, 4.75%,
                              7/1/21 (MBIA)                               1,707
                    1,850  Northern California Power Agency
                              Rev., Series 1992 A,
                              (Hydroelectric Project #1),
                              6.25%, 7/1/12 (MBIA)                        1,958
                    1,000  San Jose Redevelopment Agency
                              Tax Allocation, Series 1993 D,
                              (Merged Area Redevelopment),
                              5.75%, 8/1/24                                 951
                                                                       --------
                                                                          8,811
                                                                       --------
CONNECTICUT -- 1.7%
                    1,880  Connecticut Development Auth.
                              Rev., Series 1994 A, 6.375%,
                              10/15/24(1)                                 1,964
                                                                       --------
DISTRICT OF COLUMBIA -- 0.9%
                    1,000  District of Columbia Metropolitan
                              Area Transportation Auth. Rev.,
                              6.00%, 7/1/10 (FGIC)                        1,071
                                                                       --------
FLORIDA -- 5.4%
                      780  Broward County Resource
                              Recovery Facility Rev., (South),
                              7.95%, 12/1/08                                805
                    1,000  Florida Board of Education Capital
                              Outlay Rev., Series 2000 D,
                              5.75%, 6/1/22(2)                              970
                    2,585  Florida Board Regent University
                              System Improvement Rev.,
                              4.50%, 7/1/23 (AMBAC)                       2,095

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,000  Orlando Utilities Commission
                              Water & Electric Rev., Series
                              1989 D, 6.75%, 10/1/17                   $  1,120
                    1,000  St. Petersburg Health Auth. Rev.,
                              (Allegany Health), 7.00%,
                              12/1/01, Prerefunded at
                              102% of Par (MBIA)(3)                       1,068
                                                                       --------
                                                                          6,058
                                                                       --------
GEORGIA -- 1.0%
                      745  Georgia Municipal Electric Power
                              Auth. Rev., Series 1991 V,
                              6.50%, 1/1/12 (MBIA)                          823
                      255  Georgia Municipal Electric Power
                              Auth. Rev., Series 1991 V,
                              6.50%, 1/1/12 (MBIA)(3)                       284
                                                                       --------
                                                                          1,107
                                                                       --------
ILLINOIS -- 10.2%
                    1,000  Chicago Gas Supply Rev., Series
                              1985 B, (Peoples Gas), 7.50%,
                              3/1/15                                      1,026
                    1,000  Cook County GO, 7.00%,
                              11/1/00, Prerefunded at
                              102% of Par (MBIA)(3)                       1,047
                    2,000  Illinois Dedicated Tax Rev., (Civic
                              Center), 6.25%, 12/15/20
                              (AMBAC)                                     2,085
                    1,500  Illinois Development Finance Auth.
                              Pollution Control Rev., Series
                              1990 A, (Central Illinois Public
                              Service), 7.60%, 3/1/14                     1,540
                    1,000  Illinois Development Finance Auth.
                              Waste Disposal Rev.,
                              (Armstrong World Industries),
                              5.95%, 12/1/24                                952
                    1,500  Illinois GO, 6.25%, 10/1/06                    1,589
                      700  Illinois Health Facilities Auth. Rev.,
                              Series 1992 C, (Evangelical
                              Hospital), 6.75%, 4/15/02,
                              Prerefunded at 102% of Par(3)                 748
                    1,140  Illinois Health Facilities Auth. Rev.,
                              Series 1992 C, (Evangelical
                              Hospital), 6.75%, 4/15/12(3)                1,268
                    1,000  Illinois Regional Transportation
                              Auth. Rev., Series 1990 A,
                              7.20%, 11/1/20 (AMBAC)                      1,156
                                                                       --------
                                                                         11,411
                                                                       --------
INDIANA -- 2.0%
                    1,000  Indiana Municipal Power Agency
                              Rev., Series 1990 A, 7.10%,
                              1/1/00, Prerefunded at 102%
                              of Par (AMBAC)(3)                           1,023
                    1,000  Indiana Transportation Financing
                              Auth. Highway Rev., Series
                              1990 A, 7.25%, 6/1/15                       1,171
                                                                       --------
                                                                          2,194
                                                                       --------

See Notes to Financial Statements               www.americancentury.com      21

Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
KANSAS -- 0.9%
                   $  325  Kansas City Utility System Rev.,
                              6.375%, 9/1/04, Prerefunded
                              at 102% of Par (FGIC)(3)                  $   355
                      675  Kansas City Utility System Rev.,
                              6.375%, 9/1/23 (FGIC)                         691
                                                                       --------
                                                                          1,046
                                                                       --------
KENTUCKY -- 1.0%
                    1,000  Carroll County Pollution Control
                              Rev., Series 1992 A, (Kentucky
                              Utilities Company), 7.45%,
                              9/15/16                                     1,083
                                                                       --------
MASSACHUSETTS -- 11.2%
                    1,000  Massachusetts Health and
                              Education Auth. Rev., Series
                              1992 F, 6.25%, 7/1/12
                              (AMBAC)(1)                                  1,088
                    1,690  Massachusetts Housing Finance
                              Agency Rev., Series 1993 H,
                              6.75%, 11/15/12 (FNMA)                      1,764
                    2,000  Massachusetts Water Pollution
                              Abatement Rev., Series 1998 A,
                              (New Bedford), 4.75%, 2/1/26
                              (FGIC)                                      1,652
                    2,800  Massachusetts Water Resource
                              Auth. Rev., Series 1993 C,
                              4.75%, 12/1/23 (MBIA)                       2,341
                    7,000  Massachusetts Water Resource
                              Auth. Rev., Series 1998 B,
                              4.50%, 8/1/22 (FSA)                         5,652
                                                                       --------
                                                                         12,497
                                                                       --------
MICHIGAN -- 3.2%
                    2,000  Detroit City School District GO,
                              Series 1998 C, 5.25%,
                              5/1/25 (FGIC)                               1,819
                    1,000  Michigan Hospital Finance Auth.
                              Rev., Series 1998 A, (Botsford
                              Obligated Group), 5.00%,
                              2/15/18                                       880
                    1,020  Paw Paw Public School District
                              GO, 5.00%, 5/1/25 (FGIC)                      894
                                                                       --------
                                                                          3,593
                                                                       --------
MISSISSIPPI -- 1.1%
                    1,250  Mississippi Development Special
                              Obligation GO, (Gulfport
                              Combination Water & Sewer),
                              5.625%, 7/1/24 (FSA)(2)                     1,197
                                                                       --------
NEVADA -- 2.5%
                    2,045  Clark County Passenger Facility
                              Charge Rev., (Las Vegas
                              McCarran International), 5.00%,
                              7/1/18 (MBIA)                               1,831
                    1,000  Las Vegas New Convention &
                              Visitors Auth. Rev., 5.75%,
                              7/1/15 (AMBAC)                              1,004
                                                                       --------
                                                                          2,835
                                                                       --------

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
NEW YORK -- 6.8%
                   $2,000  New York City Transitional
                              Finance Auth. Rev., Series
                              1998 B, 4.50%, 11/15/27                  $  1,570
                    1,000  New York City Transitional
                              Finance Auth. Rev., Series
                              1999 A, 5.75%, 8/15/24                        970
                    3,000  New York State Dormitory Auth
                              Rev., (City University System),
                              5.50%, 7/1/16 (AMBAC)                       2,941
                    1,000  New York State Environmental
                              Facilities Corp. Pollution Control
                              Rev., Series 1991 E, 6.30%,
                              6/15/01, Prerefunded at
                              102% of Par(3)                              1,049
                    1,000  New York State Local
                              Government Assistance Corp.
                              Rev., Series 1991 D, 6.75%,
                              4/1/02, Prerefunded at 102%
                              of Par(3)                                   1,070
                                                                       --------
                                                                          7,600
                                                                       --------
NORTH CAROLINA -- 2.3%
                    1,490  Charlotte Water and Sewer
                              System Rev., 5.75%, 6/1/17                  1,494
                    1,000  North Carolina Municipal Power
                              Agency #1 Rev., (Catawba
                              Electric), 6.00%, 1/1/10
                              (MBIA)                                      1,061
                                                                       --------
                                                                          2,555
                                                                       --------
OHIO -- 0.7%
                      750  Ohio Higher Educational Facility
                              Rev., Series 1990 B, (Case
                              Western Reserve University),
                              6.50%, 10/1/20                                814
                                                                       --------
PENNSYLVANIA -- 2.4%
                    3,000  Pennsylvania Higher Educational
                              Facilities Auth. Rev., Series
                              1998 P, 5.00%, 6/15/19
                              (AMBAC)                                     2,681
                                                                       --------
PUERTO RICO -- 1.9%
                    2,050  Puerto Rico Commonwealth GO,
                              4.50%, 7/1/23                               1,637
                      500  Puerto Rico Commonwealth GO,
                              6.45%, 7/1/04, Prerefunded at
                              101.5% of Par(3)                              547
                                                                       --------
                                                                          2,184
                                                                       --------
RHODE ISLAND -- 4.2%
                    1,100  Rhode Island Clean Water Safe
                              Drinking Rev., 6.70%, 1/1/15
                              (AMBAC)                                     1,196
                    2,000  Rhode Island Depositors
                              Economic Protection Corp.
                              Special Obligation Rev., Series
                              1993 A, 6.25%, 8/1/16
                              (MBIA)(3)                                   2,132

22      1-800-345-2021                        See Notes to Financial Statements

Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,300  Rhode Island Depositors
                              Economic Protection Corp.
                              Special Obligation Rev., Series
                              1993 B, 6.00%, 8/1/17
                              (MBIA)(3)                                $  1,321
                                                                       --------
                                                                          4,649
                                                                       --------
SOUTH CAROLINA -- 2.5%
                    1,500  Piedmont Municipal Power
                              Agency Electric Rev., 6.75%,
                              1/1/19 (FGIC)                               1,664
                      860  Piedmont Municipal Power
                              Agency Electric Rev., Series
                              1991 A, 6.50%, 1/1/16 (FGIC)                  931
                      140  Piedmont Municipal Power
                              Agency Electric Rev., Series
                              1991 A, 6.50%, 1/1/16
                              (FGIC)(3)                                     153
                                                                       --------
                                                                          2,748
                                                                       --------
TENNESSEE -- 1.5%
                    1,815  Knox County Health, Educational
                              & Housing Facilities Board Rev.,
                              (University Health System Inc.),
                              5.625%, 4/1/24                              1,622
                                                                       --------
TEXAS -- 15.1%
                    1,000  Alliance Airport Auth. Special
                              Facilities Rev., (American
                              Airlines), 7.00%, 12/1/11                   1,068
                    1,000  Denton Utility System Rev., Series
                              1996 A, 5.95%, 12/1/14
                              (MBIA)                                      1,021
                    1,000  Frisco Independent School District
                              GO, Series 1998 A, 4.50%,
                              8/15/29 (Guaranteed:
                              Permanent School Fund)                        778
                    1,860  Lubbock GO, 5.25%, 2/15/19                     1,723
                    1,400  Lubbock Health Facilities
                              Development Corp. Rev., (St.
                              Joseph Health System), 5.25%,
                              7/1/13                                      1,349
                    2,000  San Antonio Electric and Gas
                              System Rev., 7.10%, 2/1/09
                              (FGIC)(4)                                   1,236
                    1,000  Tarrant County Health Facility Rev.,
                              6.00%, 5/15/11 (MBIA)                       1,053
                    2,500  Texas Municipal Power Agency
                              Rev., Series 1991 A, 6.75%,
                              9/1/12 (AMBAC)                              2,639
                    2,000  Texas Southern University Rev.,
                              Series 1998 B, 4.50%,
                              11/1/23 (AMBAC)                             1,607
                    1,765  Travis County GO, 4.50%, 3/1/19                1,461
                    2,000  Travis County Health Facilities
                              Development Corp. Rev., Series
                              1999 A, (Ascension Health
                              Credit), 5.875%, 11/15/24                   1,944
                    1,000  Weatherford Utility System Rev.,
                              5.25%, 9/1/14 (FSA)                           962
                                                                       --------
                                                                         16,841
                                                                       --------

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
UTAH -- 1.1%
                   $1,000  Salt Lake City Hospital Rev.,
                              Series 1988 A, (Intermountain
                              Health Corporation), 8.125%,
                              5/15/15(3)                               $  1,224
                                                                       --------
VIRGINIA -- 1.0%
                    1,000  Hampton Industrial Development
                              Auth. Rev., Series 1994 A,
                              (Sentara General Hospital),
                              6.50%, 11/1/12                              1,069
                                                                       --------
WASHINGTON -- 3.2%
                    1,405  Port of Seattle Rev., 7.50%,
                              12/1/00, Prerefunded at
                              102% of Par (AMBAC)(3)                      1,480
                    1,000  Washington GO, Series 1990 A,
                              6.75%, 2/1/15                               1,120
                    1,000  Washington Public Power Supply
                              Rev., Series 1996 A, (Nuclear
                              Project #1), 5.75%, 7/1/12
                              (MBIA)                                      1,024
                                                                       --------
                                                                          3,624
                                                                       --------
WISCONSIN -- 3.1%
                    1,180  Winneconne Community School
                              District GO, 6.75%, 4/1/06,
                              Prerefunded at 100% of Par
                              (FGIC)(3)                                   1,304
                    1,900  Wisconsin Clean Water Rev.,
                              6.875%, 6/1/11                              2,170
                                                                       --------
                                                                          3,474
                                                                       --------
TOTAL MUNICIPAL SECURITIES                                              108,711
                                                                       --------
   (Cost $109,179)

SHORT-TERM MUNICIPAL SECURITIES -- 2.7%
GEORGIA -- 1.8%
                    2,000  Thomasville Hospital Auth. Rev.
                              Anticipation Certificates, (J.D.
                              Archbold), VRDN, 3.95%,
                              12/1/99 (LOC: Suntrust Bank,
                              Atlanta GA) (Acquired 10/1/99,
                              Cost $2,000)(5)                             2,000
                                                                       --------
WASHINGTON -- 0.9%
                    1,000  Washington Housing Finance
                              Community Nonprofit Housing
                              Rev., (Panorama City), VRDN,
                              4.00%, 12/1/99                              1,000
                                                                       --------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES                                                                3,000
                                                                       --------
   (Cost $3,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                                  $111,711
                                                                       ========
   (Cost $112,179)

See Notes to Financial Statements               www.americancentury.com      23

Long-Term Tax-Free--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 1999 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
November 30, 1999.

(1)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(2)  When-issued security.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  Security is a zero-coupon municipal bond. The yield at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement, and unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 1999 was $2,000 which represented 1.8% of net assets.

24      1-800-345-2021                        See Notes to Financial Statements

High-Yield Municipal--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF NOVEMBER 30, 1999

                          LEHMAN LONG-TERM
             HIGH-YIELD      MUNICIPAL       HIGH YIELD MUNICIPAL DEBT FUNDS(2)
             MUNICIPAL      BOND INDEX        AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)    -2.55%         -5.33%             -3.52%              --
1 YEAR        -0.70%(2)       -5.10%             -2.55%        6 OUT OF 56(2)
================================================================================
AVERAGE ANNUAL RETURNS
LIFE OF FUND   3.16%(2)        0.11%              0.55%        2 OUT OF 54(2)

The fund's inception date was 3/31/98.

(1)  Returns for periods less than one year are not annualized.

(2)  Management fees were waived through 4/30/99. Returns and rankings would have been lower if fees had not been waived.

(3)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 40-42 for more information about returns, the comparative index, and
Lipper fund rankings.

[mountain graph - data below]

GROWTH OF $10,000 OVER LIFE OF FUND
Value on 11/30/99
High-Yield Municipal            $10,534
Lehman Long-Term
   Municipal Bond Index         $10,018

                    High-Yield       Lehman Long-Term
                     Municipal     Municipal Bond Index
DATE                  VALUE              VALUE
3/31/1998            $10,000            $10,000
4/30/1998             $9,994             $9,946
5/31/1998            $10,181            $10,141
6/30/1998            $10,276            $10,187
7/31/1998            $10,300            $10,210
8/31/1998            $10,469            $10,393
9/30/1998            $10,607            $10,537
10/31/1998           $10,563            $10,503
11/30/1998           $10,608            $10,556
12/31/1998           $10,660            $10,567
1/31/1999            $10,760            $10,670
2/28/1999            $10,741            $10,625
3/31/1999            $10,757            $10,656
4/30/1999            $10,826            $10,666
5/31/1999            $10,810            $10,582
6/30/1999            $10,685            $10,389
7/31/1999            $10,700            $10,384
8/31/1999            $10,574            $10,170
9/30/1999            $10,542            $10,117
10/31/1999           $10,435             $9,880
11/30/1999           $10,534            $10,018

$10,000 investment made 3/31/98

The graph at left shows the growth of a $10,000 investment over the life of the fund. The Lehman Long-Term Municipal Bond Index is provided for comparison.
High-Yield Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

PORTFOLIO AT A GLANCE
                           11/30/99       5/31/99
NUMBER OF SECURITIES          31            39
WEIGHTED AVERAGE
   MATURITY                15.0 YRS      15.9 YRS
AVERAGE DURATION            6.7 YRS       6.3 YRS
EXPENSE RATIO             0.43%(1)(2)     0.01%(2)

(1)  Annualized.

(2)  The manager waived fund expenses through 4/30/99. Expenses were added monthly at a rate of 0.10% of average daily closing net assets until
     10/31/99. Expenses net of the waiver would have been 0.64%.

YIELDS AS OF NOVEMBER 30, 1999
30-DAY SEC YIELD                   5.24%
30-DAY TAX-EQUIVALENT YIELDS
   28.0% TAX BRACKET               7.28%
   31.0% TAX BRACKET               7.59%
   36.0% TAX BRACKET               8.19%
   39.6% TAX BRACKET               8.68%

                                                www.americancentury.com      25

High-Yield Municipal--Q&A
--------------------------------------------------------------------------------
[photo of Steven Permut]

     An interview with Steven Permut,  a portfolio manager on the High-Yield
Municipal fund investment team.

HOW DID HIGH-YIELD MUNICIPAL PERFORM DURING THE SIX MONTHS ENDED NOVEMBER 30,
1999?

     High-Yield Municipal continued to perform well against its peers. The fund returned -2.55%, compared with the -3.52% average total return of the 59
"High Yield Municipal Funds" tracked by Lipper Inc.

     These negative returns show what a difficult year 1999 was for bonds and bond funds. Rising interest rates made positive performance very difficult to achieve for just about all but the shortest-maturity debt securities and funds.
But on the bright side, the portfolio provided an attractive 30-day SEC yield.
As of November 30, 1999, the SEC yield was 5.24%, which translates to a tax-equivalent yield of 8.68% for investors in the highest (39.6%) federal tax bracket.

     The fund's performance and yield were helped by its below-average expenses, which are roughly half of the average for the Lipper peer group.

WHAT ELSE HELPED HIGH-YIELD MUNICIPAL OUTPACE ITS PEERS DURING THIS DIFFICULT
PERIOD?

     There were three main factors. First, the portfolio's duration--a measure of its sensitivity to changes in interest rates--was shorter than the average duration of its peers. That meant that High-Yield Municipal's share price fell less as interest rates rose. As a rule, we make only modest adjustments to the fund's duration, generally keeping it within 10% of the duration of the fund's peer group. Throughout the past six months, the fund's duration was neutral to the benchmark, a position we take when we don't have a clear indication about the direction of interest rates.

WHAT WERE THE TWO OTHER FACTORS THAT HELPED THE FUND BEAT ITS PEERS?

     The fund held a larger weighting in higher-yielding unrated bonds than most of its competitors. Thanks to the ongoing strength of the national economy, these bonds enjoyed improved credit ratings and provided superior performance.
Finally, avoiding credit pitfalls aided performance as the period witnessed some defaults among selected issuers. Thanks to our experienced credit team, we were able to avoid  such problems.

MARKET DOWNTURNS OFTEN PRESENT OPPORTUNITIES. WHAT OPPORTUNITIES DID YOU FIND
OVER THE PAST SIX MONTHS?

     Probably the most compelling one  for us was the chance to replace lower-yielding bonds with much higher-yielding securities at very attractive prices. When the fund opened in the first half of 1998, interest rates and bond yields were significantly lower than they are today. In 1999, we looked for high-yielding bonds that we believed would benefit from continued strong economic growth. For example, we bought land-secured bonds, which typically are issued to support residential or commercial real estate development, and

[left margin]

"HIGH-YIELD MUNICIPAL CONTINUED TO PERFORM WELL AGAINST ITS PEERS."

PORTFOLIO COMPOSITION BY
CREDIT RATING
                % OF FUND INVESTMENTS
               AS OF             AS OF
             11/30/99           5/31/99
AAA            28%                19%
A               --                 1%
BBB            10%                24%
BB              5%                 1%
UNRATED        57%                55%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
40 for more information.

Investment terms are defined in the Glossary on pages 42-43.

26      1-800-345-2021

High-Yield Municipal--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

project-finance bonds, which are issued to fund specific projects such as air cargo facilities, hotels, aquariums or other buildings.

CAN YOU GIVE A MORE SPECIFIC EXAMPLE?

     We recently purchased bonds that are being used to finance the construction of a shopping mall. Not only do these bonds offer attractive yields, but they also offer the potential for appreciation after the mall is completed and the bonds become eligible for an investment grade rating. We specifically looked for projects scheduled to be completed in 18 to 24 months, a period in which we think the economy will remain strong.

WHY DID YOU REDUCE THE FUND'S HOLDINGS IN HEALTH CARE BONDS?

     Concerns about cutbacks in federal Medicare and Medicaid payments in response to the Balanced Budget Act of 1997 spread like a virus through the health care sector, raising questions about the industry's long-term profitability. The health care industry remained in reasonably good shape from an operating standpoint, but perceptions overwhelmed reality and health care bond performance suffered.

     Among our remaining health care holdings, we emphasized hospitals and other providers who face little or no competition within their immediate geographic region. We also concentrated on those who receive limited federal payment, have a history of good financial performance, and a strong management team. As with all our holdings, our credit research team keeps close watch on our holdings and recent developments within the health care sector.

WHAT IS YOUR MARKET OUTLOOK AND HOW WILL IT AFFECT YOUR STRATEGY?

     We think the outlook remains rather murky--interest rates could continue to rise as investors react to economic reports perceived as potentially inflationary, or to saber-rattling by the Federal Reserve. That said, inflation appears to be under control, and there's conjecture that rising interest rates could cause the U.S. economy to slow down from its torrid 1999 pace.

     Turning to portfolio strategy, we intend to keep High-Yield Municipal's duration neutral, avoiding a significant bet on the direction of interest rates.
Instead, we'll aim to add value through our security selection process, picking the bonds we think have the best long-term credit fundamentals and offer the most appealing yields. This is the same strategy that has been successful for us since the fund's inception.

     As long as economic growth remains solid, we're likely to continue our emphasis on land-secured and project-finance bonds. If, however, the economy appears headed toward a sustained period of weakness, we would try to reduce our holdings in these bonds. At the same time, we'd likely increase our holdings in essential service revenue bonds--such as water and sewer bonds --which are typically affected less by the ebbs and flows of the economy.

[right margin]

"AS LONG AS ECONOMIC GROWTH REMAINS SOLID, WE'RE LIKELY TO CONTINUE OUR
EMPHASIS ON  LAND-SECURED AND PROJECT-FINANCE BONDS."

TOP FIVE STATES (AS OF 11/30/99)
                 % OF FUND INVESTMENTS
FLORIDA                 17.7%
PENNSYLVANIA            13.9%
NEW JERSEY              13.8%
ARIZONA                  8.9%
WASHINGTON               7.9%

TOP FIVE STATES (AS OF 5/31/99)
                 % OF FUND INVESTMENTS
FLORIDA                 15.2%
PENNSYLVANIA            14.7%
CALIFORNIA               9.5%
ARIZONA                  7.4%
NEW YORK                 6.0%

                                                www.americancentury.com      27

High-Yield Municipal--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's market value, as of the last day of the reporting period.

NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.1%
ALASKA -- 1.6%
                  $   660  Alaska Industrial Development &
                              Export Auth. Power Rev., (Upper
                              Lynn Canal Regional Power),
                              5.80%, 1/1/18                             $   580
                                                                        -------
ARIZONA -- 8.9%
                    2,245  Gilbert Industrial Development
                              Nonprofit Auth. Rev., Series
                              1999 A, (Southwest Student
                              Services), 5.25%, 2/1/10                    2,099
                      990  Phoenix Industrial Development
                              Auth. Single Family Mortgage
                              Rev., Series 1998 A, 6.60%,
                              12/1/29
                              (GNMA/FNMA/FHLMC)                           1,052
                                                                        -------
                                                                          3,151
                                                                        -------
CALIFORNIA -- 5.4%
                    1,000  California Statewide Communities
                              Development Auth. COP Rev.,
                              Series 1999 A, (Windsor
                              Terrace Healthcare), 7.875%,
                              10/1/29 (Acquired 10/26/99,
                              Cost $1,000)(1)                             1,007
                    1,000  Student Education Loan
                              Marketing Corp. Rev., Series
                              1998 IV-D-1, 5.875%, 1/1/18
                              (Guaranteed: Student Loans)                   903
                                                                        -------
                                                                          1,910
                                                                        -------
COLORADO -- 4.9%
                    1,280  Colorado Health Facilities Auth.
                              Rev., Series 1998 A,
                              (Volunteers), 5.00%, 7/1/03                 1,236
                      500  Denver Health & Hospital Rev.,
                              Series 1998 A, 4.75%,
                              12/1/01                                       499
                                                                        -------
                                                                          1,735
                                                                        -------
FLORIDA -- 17.7%
                      710  Arbor Greene Community
                              Development District Special
                              Assessment Rev., 5.75%,
                              5/1/06                                        691
                    1,395  Florida Housing Finance Corp.
                              Rev., Series 1999-2,
                              (Homeowner Mortgage), 4.60%,
                              1/1/21 (FSA)                                1,363
                    1,500  Heritage Isles Community
                              Development District Special
                              Assessment Rev., Series
                              1998 A, 5.75%, 5/1/05(2)                    1,472

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,000  Heritage Isles Community
                              Development District Special
                              Assessment Rev., Series
                              1998 B, 6.00%, 5/1/20                     $   916
                    1,685  Herons Glen Recreational District
                              Special Assessment, 5.50%,
                              5/1/05                                      1,633
                      210  Manatee County Housing Finance
                              Auth. Mortgage Rev., (Single
                              Family), 7.20%, 5/1/28
                              (GNMA/FNMA/FHLMC)                             226
                                                                        -------
                                                                          6,301
                                                                        -------
MAINE -- 2.9%
                    1,000  Maine Municipal Bond Bank Rev.,
                              Series 1999 E, 5.875%,
                              11/1/12 (FSA)                               1,048
                                                                        -------
MARYLAND -- 3.5%
                    1,250  Anne Arundel County Special
                              Obligation Rev., (Arundel Mills),
                              7.10%, 7/1/29(3)                            1,249
                                                                        -------
MASSACHUSETTS -- 2.7%
                    1,000  Massachusetts Health &
                              Educational Facilities Auth. Rev.,
                              Series 1999 A, 5.25%, 7/1/07                  974
                                                                        -------
NEW JERSEY -- 13.8%
                    2,500  New Jersey Economic
                              Development Auth. Rev., Series
                              1998 A, (Kapkowski Road
                              Landfill), 6.375%, 4/1/31                   2,429
                    1,000  New Jersey Economic
                              Development Auth. Rev., Series
                              1999 A, (Transportation
                              Sublease), 6.00%, 5/1/16
                              (FSA)                                       1,026
                    1,500  New Jersey Economic
                              Development Auth. Special
                              Facility Rev., (Continental
                              Airlines), 6.25%, 9/15/19                   1,437
                                                                        -------
                                                                          4,892
                                                                        -------
OREGON -- 3.8%
                    1,415  Oregon Health Housing
                              Educational & Cultural Facilities
                              Auth. Rev., 4.50%, 10/1/06                  1,337
                                                                        -------
PENNSYLVANIA -- 13.9%
                    2,200  Dauphin County General Auth.
                              Rev., (Hyatt Regency Hotel &
                              Conference Center), 6.20%,
                              1/1/29                                      2,049
                    1,360  New Morgan Municipal Auth.
                              Office Rev., Series 1999 A,
                              (Commonwealth Office),
                              5.375%, 6/1/08                              1,287

28      1-800-345-2021                        See Notes to Financial Statements

High-Yield Municipal--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 1999 (UNAUDITED)

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,695  Susquehanna Area Regional
                              Airport Auth. Rev., (Aero
                              Harrisburg LLC), 5.25%, 1/1/09            $ 1,603
                                                                        -------
                                                                          4,939
                                                                        -------
TEXAS -- 2.8%
                    1,000  Fort Bend Independent School
                              District GO, 5.375%, 2/15/11
                              (Guaranteed: Permanent School
                              Fund)                                       1,009
                                                                        -------
UTAH -- 7.2%
                    1,980  Bountiful Hospital Rev., (South
                              Davis Community Hospital),
                              5.125%, 12/15/05                            1,911
                      630  Utah Water Financing Agency
                              Rev., Series 1999 A, (Pooled
                              Loan Financing), 5.25%,
                              10/1/10 (AMBAC)                               632
                                                                        -------
                                                                          2,543
                                                                        -------
VIRGIN ISLANDS -- 2.8%
                    1,000  Virgin Islands Public Finance Auth.
                              Rev., Series 1999 A, 6.50%,
                              10/1/24                                     1,005
                                                                        -------
WASHINGTON -- 4.0%
                      500  Port Anacortes Rev., Series
                              1998 A, 5.625%, 9/1/16                        464

Principal Amount                 ($ in Thousands)                        Value
--------------------------------------------------------------------------------

                   $1,000  Washington State COP,
                              (Convention and Trade Center),
                              5.125%, 7/1/12 (MBIA)                     $   968
                                                                        -------
                                                                          1,432
                                                                        -------
WYOMING -- 0.2%
                       55  Wyoming Community
                              Development Auth. Rev., Series
                              1990 B, (Single Family
                              Mortgage), 8.125%, 6/1/21
                              (FHA)                                          56
                                                                        -------
TOTAL MUNICIPAL SECURITIES                                               34,161
                                                                        -------
   (Cost $35,142)

SHORT-TERM MUNICIPAL SECURITIES -- 3.9%
WASHINGTON
                    1,400  Washington Housing Finance
                              Community Nonprofit Housing
                              Rev., (Panorama City), VRDN,
                              4.00%, 12/1/99 (LOC:
                              KeyBank, N.A.)                              1,400
                                                                        -------
   (Cost $1,400)

TOTAL INVESTMENT SECURITIES -- 100.0%                                   $35,561
                                                                        =======
   (Cost $36,542)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FHA = Federal Housing Authority

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Corporation

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
November 30, 1999.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 1999, was $1,007 which represented 2.9% of net assets.

(2)  Security, or a portion thereof, has been segregated at the custodian bank for when-issued securities.

(3)  When-issued security.

See Notes to Financial Statements               www.americancentury.com      29

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

NOVEMBER 30, 1999 (UNAUDITED)

                                    LIMITED-TERM  INTERMEDIATE-TERM  LONG-TERM      HIGH-YIELD
                                      TAX-FREE        TAX-FREE        TAX-FREE       MUNICIPAL
ASSETS                                  (In Thousands Except Per-Share Amounts)
Investment securities, at value
  (identified cost of $38,499,
  $170,319, $112,179 and
  $36,542, respectively) (Note 3) ...  $38,482         $171,089        $111,711        $35,561
Cash ................................    480              --              --             --
Receivable for investments sold .....     --            5,350             --             94
Interest receivable .................    540            2,960           2,039            588
                                     ------------   -------------   -------------   ------------
                                        39,502         179,399         113,750         36,243
                                     ------------   -------------   -------------   ------------

LIABILITIES
Disbursements in excess of
  demand deposit cash ...............    --             4,230           1,329            367
Payable for investments purchased ...    708            4,914           2,169           1,252
Dividends payable ...................     17              89              63             20
Accrued management fees (Note 2) ....     16              70              47             18
                                     ------------   -------------   -------------   ------------
                                         741            9,303           3,608           1,657
                                     ------------   -------------   -------------   ------------
Net Assets ..........................  $38,761         $170,096        $110,142        $34,586
                                     ============   =============   =============   ============

CAPITAL SHARES
Outstanding (unlimited number of
  shares authorized) ................   3,885           16,867          11,189          3,598
                                     ============   =============   =============   ============
Net Asset Value Per Share ...........   $9.98           $10.08          $9.84           $9.61
                                     ============   =============   =============   ============

NET ASSETS CONSIST OF
Capital paid in .....................  $38,788         $170,368        $112,077        $36,484
Accumulated net realized loss on
  investment transactions ...........    (10)           (1,042)         (1,467)         (917)
Net unrealized appreciation
  (depreciation)
  on investments (Note 3) ...........    (17)            770             (468)          (981)
                                     ------------   -------------   -------------   ------------
                                       $38,761         $170,096        $110,142        $34,586
                                     ============   =============   =============   ============

30      1-800-345-2021                        See Notes to Financial Statements

Statements of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                    LIMITED-TERM  INTERMEDIATE-TERM  LONG-TERM      HIGH-YIELD
                                      TAX-FREE        TAX-FREE        TAX-FREE       MUNICIPAL
INVESTMENT INCOME                                  (In Thousands)
Income:
Interest ...........................   $906           $4,093           $3,177         $1,057
                                    -----------   --------------   -------------   -------------
Expenses (Note 2):
Management fees ....................   101             406              283             120
Trustees' fees and expenses ........    1               5                4               1
                                    -----------   --------------   -------------   -------------
  Total expenses ...................   102             411              287             121
Amount waived ......................    --              --               --            (40)
                                    -----------   --------------   -------------   -------------
  Net expenses .....................   102             411              287             81
                                    -----------   --------------   -------------   -------------
Net investment income ..............   804            3,682            2,890            976
                                    -----------   --------------   -------------   -------------

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS (NOTE 3)
Net realized loss on investments ...   (94)           (1,401)          (1,189)         (933)
Change in net unrealized
  appreciation on investments ......   (537)          (3,235)          (5,870)        (1,060)
                                    -----------   --------------   -------------   -------------
Net realized and unrealized
  loss on investments ..............   (631)          (4,636)          (7,059)        (1,993)
                                    -----------   --------------   -------------   -------------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations ..................   $173           $(954)          $(4,169)       $(1,017)
                                    ===========   ==============   =============   =============

See Notes to Financial Statements               www.americancentury.com      31

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MAY 31, 1999

Increase (Decrease)                LIMITED-TERM TAX-FREE          INTERMEDIATE-TERM TAX-FREE
in Net Assets                  NOV. 30, 1999    MAY 31, 1999     NOV. 30, 1999    MAY 31, 1999

OPERATIONS                                             (In Thousands)
Net investment income ...........   $804            $1,584          $3,682           $6,575
Net realized gain (loss)
 on investments .................   (94)             188            (1,401)            765
Change in net unrealized
 appreciation on investments ....   (537)            (139)          (3,235)          (1,787)
                                 ----------      -----------      -----------      -----------
Net increase (decrease) in
 net assets resulting
 from operations ................   173             1,633            (954)            5,553
                                 ----------      -----------      -----------      -----------

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income ......   (822)           (1,584)         (3,682)          (6,575)
From net realized gains on
 investment transactions ........    --              (138)            --             (1,057)
                                 ----------      -----------      -----------      -----------
Decrease in net assets
 from distributions .............   (822)           (1,722)         (3,682)          (7,632)
                                 ----------      -----------      -----------      -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .......  5,696            20,609          60,560           50,409
Proceeds from reinvestment
 of distributions ...............   688             1,504           3,056             6,300
Payments for shares redeemed ....  (8,091)         (19,317)        (38,562)         (42,859)
                                 ----------      -----------      -----------      -----------
Net increase (decrease) in
 net assets from capital
 share transactions .............  (1,707)          2,796           25,054           13,850
                                 ----------      -----------      -----------      -----------
Net increase (decrease)
 in net assets ..................  (2,356)          2,707           20,418           11,771

NET ASSETS
Beginning of period .............  41,117           38,410         149,678           137,907
                                 ----------      -----------      -----------      -----------
End of period ................... $38,761          $41,117         $170,096         $149,678
                                 ==========      ===========      ===========      ===========
Undistributed net
 investment income ..............    --               $18             --               --
                                 ==========      ===========      ===========      ===========

TRANSACTIONS IN SHARES
OF THE FUNDS
Sold ............................   568             2,019           5,974             4,768
Issued in reinvestment
 of distributions ...............    69              147             301               595
Redeemed ........................   (808)           (1,892)         (3,814)          (4,060)
                                 ----------      -----------      -----------      -----------
Net increase (decrease) .........   (171)            274            2,461             1,303
                                 ==========      ===========      ===========      ===========

32      1-800-345-2021                        See Notes to Financial Statements

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                    (Continued)

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MAY 31, 1999

Increase (Decrease)                  LONG-TERM TAX-FREE                 HIGH-YIELD MUNICIPAL
in Net Assets                  NOV. 30, 1999     MAY 31, 1999      NOV. 30, 1999      MAY 31, 1999

OPERATIONS                                              (In Thousands)
Net investment income ...........  $2,890            $5,808             $976            $1,955
Net realized gain (loss)
  on investments ................  (1,189)            411               (933)             169
Change in net unrealized
  appreciation on investments ...  (5,870)           (2,257)           (1,060)           (83)
                                 -----------      ------------      ------------      -----------
Net increase (decrease) in
  net assets resulting
  from operations ...............  (4,169)           3,962             (1,017)           2,041
                                 -----------      ------------      ------------      -----------

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income ......  (2,890)           (5,832)            (976)           (1,955)
From net realized gains on
  investment transactions .......    --              (1,702)             --              (136)
In excess of net realized
  gains on investment
  transactions ..................    --               (278)              --               --
                                 -----------      ------------      ------------      -----------
Decrease in net assets
  from distributions ............  (2,890)           (7,812)            (976)           (2,091)
                                 -----------      ------------      ------------      -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .......  29,902            75,568            8,996            42,114
Proceeds from reinvestment
  of distributions ..............  2,272             6,209              756              1,678
Payments for shares redeemed .... (32,557)          (76,958)          (15,241)         (20,462)
                                 -----------      ------------      ------------      -----------
Net increase (decrease) in
  net assets from capital
  share transactions ............   (383)            4,819             (5,489)          23,330
                                 -----------      ------------      ------------      -----------
Net increase (decrease)
  in net assets .................  (7,442)            969              (7,482)          23,280

NET ASSETS
Beginning of period ............. 117,584           116,615            42,068           18,788
                                 -----------      ------------      ------------      -----------
End of period ................... $110,142          $117,584          $34,586           $42,068
                                 ===========      ============      ============      ==========

TRANSACTIONS IN SHARES
OF THE FUNDS
Sold ............................  2,994             6,983              913              4,137
Issued in reinvestment
  of distributions ..............   227               574                77               164
Redeemed ........................  (3,254)           (7,119)           (1,550)          (2,007)
                                 -----------      ------------      ------------      -----------
Net increase (decrease) .........   (33)              438               (560)            2,294
                                 ===========      ============      ============      ===========

See Notes to Financial Statements               www.americancentury.com      33

Notes to Financial Statements
--------------------------------------------------------------------------------

NOVEMBER 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Limited-Term Tax-Free Fund (Limited-Term),
Intermediate-Term Tax-Free Fund (Intermediate-Term), Long-Term Tax-Free Fund
(Long-Term) and High-Yield Municipal Fund (High-Yield) (the funds) are four of the eight funds issued by the trust. The funds, except High-Yield, are diversified under the 1940 Act. The objective of Limited-Term, Intermediate-Term and Long-Term is to seek as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and conservation of shareholders' capital. High-Yield's objective is to seek high current income exempt from federal income taxes as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield.
Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. The funds invest primarily in municipal obligations with maturities based on each fund's investment objective.
The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Portfolio securities are valued at current market value as provided by a commercial pricing service  or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    On December 10, 1999 the funds declared and paid a distribution to shareholders of record on that date. The per-share distributions from net realized gains on investments were $0.0220, $0.0216 and $0.0050 for
Limited-Term, Intermediate-Term and High-Yield, respectively.

    FUTURES CONTRACTS -- The funds may buy and sell interest rate futures contracts relating to debt securities and write and buy put and call options relating to interest rate futures contracts. The funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index. One of the risks of entering into futures contracts is the possibility that the changes in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value
(initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as an unrealized  gain or loss. The fund recognizes a realized gain or loss when the contract is closed or expires. There were no open futures contracts at November 30, 1999.

    ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2.  TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century
Investment Management, Inc. (ACIM), under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except for brokerage, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses will be paid by
ACIM. The fee is calculated daily and paid monthly. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category fee range from
0.1625% to 0.2800% for Limited-Term, Intermediate-Term, and Long-Term and the
rates for High-Yield range from 0.2925% to 0.4100%. Rates for the Complex

34      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 1999 (UNAUDITED)

Fee range from 0.2900% to 0.3100%. For the six months ended November 30, 1999, the effective annual management fee was 0.51% for Limited-Term,
Intermediate-Term and Long-Term. ACIM voluntarily agreed to pay all expenses of
High-Yield through April 30, 1999. In May 1999, High-Yield began adding expenses at a rate of 0.10% of average daily closing net assets per month until October
31, 1999. As a result, the effective annual management  fee for the six months ended November 30, 1999 was 0.43%. The effective annual management fee would have been 0.64% without the waiver.

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment Manager, ACIM, and the trust's transfer agent, American Century Services, Inc.

--------------------------------------------------------------------------------
3.  INVESTMENT TRANSACTIONS

    Investment transactions, excluding short-term investments, for the six months ended November 30, 1999 were as follows:

                               LIMITED-TERM    INTERMEDIATE-TERM    LONG-TERM        HIGH-YIELD
                                 TAX-FREE          TAX-FREE          TAX-FREE         MUNICIPAL

PURCHASES                                       (In Thousands)
Municipal Debt Obligations ...... $21,882           $92,640           $32,955           $10,937

PROCEEDS FROM SALES                             (In Thousands)
Municipal Debt Obligations ...... $25,014           $65,781           $33,622           $18,294

    On November 30, 1999, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                               LIMITED-TERM    INTERMEDIATE-TERM    LONG-TERM        HIGH-YIELD
                                 TAX-FREE          TAX-FREE          TAX-FREE         MUNICIPAL
                                                (In Thousands)
Appreciation ....................  $127             $ 2,055           $ 3,320            $ 23
Depreciation ....................  (144)            (1,285)           (3,788)           (1,004)
                              ---------------   ---------------   ---------------   --------------
Net ............................. $ (17)             $ 770            $ (468)           $ (981)
                              ===============   ===============   ===============   ==============

    The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for the funds.

--------------------------------------------------------------------------------
4.  BANK LOANS

    The funds, along with certain other funds managed by ACIM, entered into an unsecured $570,000,000 bank line of credit agreement with Chase Manhattan Bank.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.40%. Effective December 21, 1999, borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. The funds did not borrow from the line during the six months ended November 30, 1999.

                                                www.americancentury.com      35

Limited-Term Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                  1999(1)     1999       1998(2)     1997       1996        1995       1994
PER-SHARE DATA
Net Asset Value,
Beginning of Period ............  $10.14     $10.16      $10.11     $10.08     $10.09      $9.95      $10.04
                                 --------   ---------   --------   --------   ---------   --------   --------
Income From Investment
Operations
  Net Investment Income ........   0.20       0.40        0.24       0.41       0.43        0.44       0.36
  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions .................  (0.16)      0.01        0.05       0.10      (0.01)       0.14      (0.09)
                                 --------   ---------   --------   --------   ---------   --------   --------
  Total From Investment
  Operations ...................   0.04       0.41        0.29       0.51       0.42        0.58       0.27
                                 --------   ---------   --------   --------   ---------   --------   --------
Distributions
  From Net Investment Income ...  (0.20)     (0.40)      (0.24)     (0.41)     (0.43)      (0.44)     (0.36)
  From Net Realized Gains on
  Investment Transactions ......    --       (0.03)        --       (0.07)       --          --         --
                                 --------   ---------   --------   --------   ---------   --------   --------
  Total Distributions ..........  (0.20)     (0.43)      (0.24)     (0.48)     (0.43)      (0.44)     (0.36)
                                 --------   ---------   --------   --------   ---------   --------   --------
Net Asset Value,
End of Period ..................   $9.98     $10.14      $10.16     $10.11     $10.08      $10.09      $9.95
                                 ========   =========   ========   ========   =========   ========   ========
  Total Return(3) ..............   0.46%      4.15%       2.87%      5.22%      4.26%       5.95%      2.75%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets .......... 0.51%(4)     0.51%     0.52%(4)     0.59%    0.38%(5)      --(5)      --(5)
Ratio of Net Investment Income
to Average Net Assets .......... 4.00%(4)     3.93%     4.04%(4)     4.05%      4.28%       4.38%      3.62%
Portfolio Turnover Rate ........    55%        41%         28%        74%        68%         78%        42%
Net Assets, End of Period
(in thousands) ................. $38,761    $41,117      $38,410    $36,437   $49,866     $58,837     $60,857

(1)  Six months ended November 30, 1999 (unaudited).

(2)  The period ended May 31, 1998 represents a seven month reporting period.
     The fund's fiscal year end was changed from October 31 to May 31 during the period. Periods prior to 1998 are based on a fiscal year ended October
     31.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  ACIM had voluntarily waived its management fee through February 29, 1996.
     In absence of the waiver, the ratio of operating expenses to average net assets would have been 0.60%.

36      1-800-345-2021                        See Notes to Financial Statements

Intermediate-Term Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                 1999(1)      1999       1998(2)      1997        1996       1995        1994
PER-SHARE DATA
Net Asset Value,
Beginning of Period ............ $10.39      $10.52      $10.46      $10.35      $10.45     $10.01      $10.75
                                ---------   ---------   ---------   ---------   --------   ---------   --------
Income From Investment
Operations
  Net Investment Income ........  0.23        0.48        0.28        0.49        0.48       0.49        0.48
  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ................. (0.31)      (0.05)       0.08        0.21       (0.03)      0.52       (0.61)
                                ---------   ---------   ---------   ---------   --------   ---------   --------
  Total From Investment
  Operations ................... (0.08)       0.43        0.36        0.70        0.45       1.01       (0.13)
                                ---------   ---------   ---------   ---------   --------   ---------   --------
Distributions
  From Net Investment Income ... (0.23)      (0.48)      (0.28)      (0.49)      (0.48)     (0.49)      (0.48)

  From Net Realized Gains on
  Investment Transactions ......   --        (0.08)      (0.02)      (0.10)      (0.07)     (0.08)      (0.13)
                                ---------   ---------   ---------   ---------   --------   ---------   --------
  Total Distributions .......... (0.23)      (0.56)      (0.30)      (0.59)      (0.55)     (0.57)      (0.61)
                                ---------   ---------   ---------   ---------   --------   ---------   --------
Net Asset Value,
End of Period .................. $10.08      $10.39      $10.52      $10.46      $10.35     $10.45      $10.01
                                =========   =========   =========   =========   ========   =========   ========
  Total Return(3) .............. (0.73)%      4.07%       3.50%       6.88%       4.47%     10.41%      (1.25)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets ..........0.51%(4)      0.51%     0.51%(4)      0.58%       0.60%      0.60%       0.60%
Ratio of Net Investment Income
to Average Net Assets ..........4.58%(4)      4.52%     4.62%(4)      4.71%       4.66%      4.77%       4.59%
Portfolio Turnover Rate ........   42%         32%         17%         35%         39%        32%         74%
Net Assets, End of Period
(in thousands) .................$170,096    $149,678    $137,907    $132,416    $80,568    $80,248      $81,400

(1)  Six months ended November 30, 1999 (unaudited).

(2)  The period ended May 31, 1998 represents a seven month reporting period.
     The fund's fiscal year end was changed from October 31 to May 31 during the period. Periods prior to 1998 are based on a fiscal year ended October
     31.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements               www.americancentury.com      37

Long-Term Tax-Free--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                 1999(1)      1999       1998(2)      1997        1996       1995        1994
PER-SHARE DATA
Net Asset Value,
Beginning of Period ............ $10.48      $10.81      $10.75      $10.58      $10.54     $9.75       $11.10
                                ---------   ---------   ---------   ---------   --------   ---------   -------
Income From Investment
Operations
  Net Investment Income ........  0.26        0.52        0.31        0.55        0.53       0.53        0.52
  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ................. (0.64)      (0.15)       0.13        0.33        0.04       0.83       (1.01)
                                ---------   ---------   ---------   ---------   --------   ---------   -------
  Total From Investment
  Operations ................... (0.38)       0.37        0.44        0.88        0.57       1.36       (0.49)
                                ---------   ---------   ---------   ---------   --------   ---------   -------
Distributions
  From Net Investment Income ... (0.26)      (0.52)      (0.31)      (0.55)      (0.53)     (0.53)      (0.52)
  From Net Realized Gains on
  Investment Transactions ......   --        (0.18)      (0.07)      (0.16)        --       (0.04)      (0.34)
                                ---------   ---------   ---------   ---------   --------   ---------   -------

  Total Distributions .......... (0.26)      (0.70)      (0.38)      (0.71)      (0.53)     (0.57)      (0.86)
                                ---------   ---------   ---------   ---------   --------   ---------   -------
Net Asset Value,
End of Period .................. $9.84       $10.48      $10.81      $10.75      $10.58     $10.54       $9.75
                                =========   =========   =========   =========   ========   =========   =======
  Total Return(3) .............. (3.65)%      3.44%       4.18%       8.59%       5.60%     14.45%      (4.70)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets ..........0.51%(4)      0.51%     0.51%(4)      0.58%       0.59%      0.59%       0.60%
Ratio of Net Investment Income
to Average Net Assets ..........5.14%(4)      4.86%     4.96%(4)      5.16%       5.06%      5.24%       5.00%
Portfolio Turnover Rate ........   30%         83%         47%         65%         60%        61%         66%
Net Assets, End of Period
(in thousands) .................$110,142    $117,584    $116,615    $108,868     $60,772    $57,997     $50,964

(1)  Six months ended November 30, 1999 (unaudited).

(2)  The period ended May 31, 1998 represents a seven month reporting period.
     The fund's fiscal year end was changed from October 31 to May 31 during the period. Periods prior to 1998 are based on a fiscal year ended October
     31.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

38      1-800-345-2021                        See Notes to Financial Statements

High-Yield Municipal--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

                                          1999(1)        1999        1998(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period ...  $10.12        $10.08        $9.99
                                        -----------   ----------   ----------
Income From Investment Operations
  Net Investment Income ................   0.25          0.54         0.09
  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions ....  (0.51)         0.07         0.09
                                        -----------   ----------   ----------
  Total From Investment Operations .....  (0.26)         0.61         0.18
                                        -----------   ----------   ----------
Distributions
  From Net Investment Income ...........  (0.25)        (0.54)       (0.09)
  From Net Realized Gains on
  Investment Transactions ..............    --          (0.03)         --
                                        -----------   ----------   ----------
  Total Distributions ..................  (0.25)        (0.57)       (0.09)
                                        -----------   ----------   ----------
Net Asset Value, End of Period .........  $9.61         $10.12       $10.08
                                        ===========   ==========   ==========
  Total Return(3) ......................  (2.55)%        6.18%        1.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets(4) ............... 0.43%(5)        0.01%         --
Ratio of Net Investment Income
to Average Net Assets(4) ............... 5.15%(5)        5.29%      5.38%(5)
Portfolio Turnover Rate ................    30%          115%          44%
Net Assets, End of Period
 (in thousands) ........................ $34,586        $42,068      $18,788

(1)  Six months ended November 30, 1999 (unaudited).

(2)  March 31, 1998 (inception) through May 31, 1998.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
     (inception) through April 30, 1999. Beginning May 1, 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until October 31, 1999. In absence of the waiver, the annualized ratio of operating expenses to average net assets would have been 0.64% for all three periods and the annualized ratio of net investment income to average net assets would have been 4.66%, 4.74% and 4.94%, for the six months ended November 30, 1999, the year ended May 31, 1999 and the period
     March 31, 1998 through May 31, 1998, respectively.

(5)  Annualized.

See Notes to Financial Statements               www.americancentury.com      39

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     LIMITED-TERM TAX-FREE seeks interest income exempt from federal income taxes by investing in municipal securities. The fund maintains a weighted average maturity of five years or less.

     INTERMEDIATE-TERM TAX-FREE seeks interest income exempt from federal income taxes by investing in municipal securities. The fund maintains a weighted average maturity of 5-10 years.

     LONG-TERM TAX-FREE seeks interest income exempt from federal income taxes by investing in municipal securities. The fund maintains a weighted average maturity of 10 or more years.

     HIGH-YIELD MUNICIPAL seeks a high level of interest income exempt from federal income taxes by investing in high-yielding municipal securities. As  a secondary objective, the fund seeks capital appreciation. The fund invests primarily in lower-rated or unrated municipal bonds, which are subject to greater credit and liquidity risk. The fund has no average maturity restrictions but is expected to maintain a weighted average maturity of 10 years or more.

     Investment income may be subject to state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income taxes.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     Securities rated AAA, AA, A, or BBB are considered "investment-
grade" securities, meaning they are relatively safe from default.
High-Yield Municipal may invest more than 50% of its portfolio in securities that are below investment grade or not rated. Here are the most common credit ratings and their definitions:

*    AAA -- extremely strong ability to meet financial obligations.

*    AA -- very strong ability to meet financial obligations.

*    A -- strong ability to meet financial obligations.

*    BBB -- good ability to meet financial obligations.

*    BB -- less vulnerable to default than other lower-quality issues, but do not quite meet investment-grade standards.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS
  Portfolio Managers
       BRYAN KARCHER
       DAVE MACEWEN
       STEVEN PERMUT
       KEN SALINGER

MUNICIPAL CREDIT  RESEARCH TEAM
  Manager
       STEVEN PERMUT
  Municipal Credit Analysts
       DAVID MOORE
       ROBERT MILLER
       BILL MCCLINTOCK
       TIM BENHAM
       BRAD BODE

40      1-800-345-2021

Background Information
--------------------------------------------------------------------------------
                                                                    (Continued)

COMPARATIVE INDICES

     The following indices are used in the report for fund performance comparisons. They are not investment products available for purchase.

     The MERRILL LYNCH 0- TO 3-YEAR MUNICIPAL INDEX has an average maturity of approximately two years. The bonds in the index have an average rating of AA1.

     The LEHMAN BROTHERS FIVE-YEAR MUNICIPAL GENERAL OBLIGATION INDEX has an
average maturity of five years. The bonds are rated BBB or higher by Standard
& Poor's, with an average rating of AA.

     The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of investment-grade municipal bonds with maturities greater than 22 years.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper categories for the funds are:

     SHORT/INTERMEDIATE MUNICIPAL DEBT FUNDS (Limited-Term Tax-Free) -- funds that invest in municipal debt issues with dollar-weighted average maturities of
1-5 years.

     INTERMEDIATE MUNICIPAL DEBT FUNDS (Intermediate-Term Tax-Free) -- funds that invest in municipal debt issues with dollar-weighted average maturities of
5-10 years.

     GENERAL MUNICIPAL DEBT FUNDS (Long-Term Tax-Free) -- funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings (AAA, AA, A, and BBB).

     HIGH-YIELD MUNICIPAL DEBT FUNDS (High-Yield Municipal) -- funds that invest at least 50% of assets in lower-rated municipal debt issues.

                                                www.americancentury.com      41

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial
Highlights" on pages 36-39.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

*   TAX-EQUIVALENT YIELDS show the taxable yields that investors in a federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

INVESTMENT TERMS

*   BASIS POINT -- a basis point equals one one-hundredth of a percentage point
(or 0.01%). Therefore, 100 basis points equals one percentage point (or 1%).

*   COUPON -- the stated interest rate of a security.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.

*   AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in  a portfolio.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MUNICIPAL SECURITIES

*   AMT PAPER -- instruments with income subject to the federal alternative minimum tax.

*   COPS/LEASES -- securities issued to finance public property improvements
(such as city halls and police stations) and equipment purchases.

*   GO BONDS -- general obligation securities backed by the taxing power of the issuer.

*   LAND-SECURED BONDS -- securities such as Mello-Roos bonds and 1915-Act bonds that are issued to finance real estate development projects.

*   PREREFUNDED BONDS/ETM BONDS --securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

*   REVENUE BONDS -- securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

42      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

                                                www.americancentury.com      43

Notes
--------------------------------------------------------------------------------

44      1-800-345-2021

[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term Tax-Free
Limited-Term Bond               CA Limited-Term Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Large Cap Value
Strategic Allocation --         Tax-Managed Value
   Moderate                     Income & Growth
Strategic Allocation --         Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

Veedot(reg.sm)                  Global Gold            Emerging Markets
New Opportunities                                      International Discovery
Giftrust(reg.tm)                                       International Growth
Vista                                                  Global Growth
Heritage
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time.
Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the
Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader  in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo (reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

                                                         Funds Distributor, Inc.
0001                               is the distributor for American Century funds
SH-SAN-19178                       (c)2000 American Century Services Corporation